                           1933 Act File No. 33-31072

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

                             REGISTRATION STATEMENT
                                    UNDER THE
                             SECURITIES ACT OF 1933

                       / / Pre-Effective Amendment No. ___

                       / / Post-Effective Amendment No. __

                          LORD ABBETT SERIES FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

              90 Hudson Street, Jersey City, New Jersey 07302-3973
               (Address of Principal Executive Offices, Zip Code)

                                 (201) 395-2000
              (Registrant's Telephone Number, Including Area Code)

                                   ----------

           Christina T. Simmons, Vice President & Assistant Secretary
              90 Hudson Street, Jersey City, New Jersey 07302-3973
                     (Name and Address of Agent for Service)

                                   ----------

Approximate Date of Proposed Public Offering:
As soon as practicable after the effective date of this Registration Statement.

Title of Securities Being Registered: Shares of common stock of the Registrant.

No filing fee is due because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment, which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall be effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

                               PROXY STATEMENT OF

                          THE PHOENIX EDGE SERIES FUND
                            on behalf of its Series:

                    PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES
                   PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES
                    PHOENIX-LORD ABBETT MID-CAP VALUE SERIES
         (each, a "Phoenix Fund" and collectively, the "Phoenix Funds")

            The address and telephone number of each Phoenix Fund is:
               101 Munson Street, Greenfield, Massachusetts 01301
                                 (800) 541-0171


                                   PROSPECTUS
                                  FOR SHARES OF

                LORD ABBETT SERIES FUND--BOND-DEBENTURE PORTFOLIO
              LORD ABBETT SERIES FUND--GROWTH AND INCOME PORTFOLIO
                        LORD ABBETT SERIES FUND--MID-CAP
                 VALUE PORTFOLIO (each, a "Lord Abbett Fund" and
                     collectively, the "Lord Abbett Funds")

          The address and telephone number of each Lord Abbett Fund is
              90 Hudson Street, Jersey City, New Jersey 07302-3973
                                 (888) 522-2388

                                EXPLANATORY NOTE

This Registration Statement is organized as follows:
   -  Questions and Answers to Shareholders of the Phoenix Funds
   -  Letter to Contract/Policy Owners
   -  Notice of Special Meeting of Shareholders of the Phoenix Funds
   -  Proxy Statement/Prospectus regarding the proposed Reorganization of
         - Phoenix-Lord Abbett Bond-Debenture Series into Lord Abbett Series Fund--Bond-Debenture Portfolio;
         - Phoenix-Lord Abbett Large-Cap Value Series into Lord Abbett Series Fund--Growth and Income Portfolio; and
         - Phoenix-Lord Abbett Mid-Cap Value Series into Lord Abbett Series Fund--Mid-Cap Value Portfolio
   -  Statement of Additional Information regarding the proposed Reorganization
   -  Part C Information
   -  Exhibits

                          THE PHOENIX EDGE SERIES FUND
                            on behalf of its Series:
                    PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES
                   PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES
                    PHOENIX-LORD ABBETT MID-CAP VALUE SERIES
         (each, a "Phoenix Fund" and collectively, the "Phoenix Funds")

                              QUESTIONS AND ANSWERS

                          YOUR VOTE IS VERY IMPORTANT!

While we encourage you to read the full text of the enclosed Proxy Statement/Prospectus, here is a brief overview of the proposals, which will require your vote.

Q. WHAT ARE SHAREHOLDERS BEING ASKED TO VOTE ON AT THE UPCOMING SPECIAL MEETING ON [March 9, 2005]?

A. The Board of Trustees of The Phoenix Edge Series Fund (the "Trust") has called a Special Meeting of the Phoenix Funds at which you will be asked to vote on a reorganization (the "Reorganization") of (i) the Phoenix-Lord Abbett Bond-Debenture Series into the Lord Abbett Series Fund--Bond-Debenture Portfolio; (ii) the Phoenix-Lord Abbett Large-Cap Value Series into the Lord Abbett Series Fund--Growth and Income Portfolio; and/or (iii) the Phoenix-Lord Abbett Mid-Cap Value Series into the Lord Abbett Series Fund--Mid-Cap Value Portfolio. Phoenix Variable Advisors, Inc ("PVA"), the manager of the Phoenix Funds has recommended these Reorganizations based upon its determination that the Phoenix Funds may not continue to be a competitive long-term investment option for variable products issued by Phoenix Life Insurance Company and its affiliated insurance companies. Although PVA has subsidized their expenses since inception, the Phoenix Funds have yet to reach critical asset size. As a result, PVA recommended the reorganization of the Phoenix Funds with comparable funds that will be offered as an underlying investment option for variable annuity contracts or variable life insurance policies issued by Phoenix Life Insurance Company or its affiliated insurance companies.

Following the Reorganizations, your assets will be managed in accordance with the investment objective, policies and strategies of the corresponding Lord Abbett Fund, and each of the Phoenix Funds will be terminated. Please refer to the Proxy Statement/Prospectus for a detailed explanation of the proposed Reorganizations and for a more complete description of the Lord Abbett Funds.

Q.   WHY DID THE BOARD OF TRUSTEES APPROVE THE REORGANIZATION?

A. The Board of Trustees of the Trust (the "Board") unanimously approved the Reorganizations for a number of reasons. Based upon the Phoenix Funds small size and their sales projections, the Phoenix Funds are not expected to reach a size that will provide a reasonable expense ratio without continued subsidies from PVA. As a result, the Board concluded that the Phoenix Funds may not be a competitive investment vehicle on a long-term basis. The Board, in considering the various options available to the Phoenix Funds, concluded that a reorganization into the Lord Abbett Funds was in the best interests of the Phoenix Funds and their shareholders.

The Board recommends that you vote FOR the Reorganizations.

Q. HOW DO THE INVESTMENT OBJECTIVES AND POLICIES OF THE PHOENIX FUNDS AND THE CORRESPONDING LORD ABBETT FUNDS COMPARE?

A. The Phoenix Funds and the corresponding Lord Abbett Funds are each managed as pattern funds of existing retail Lord Abbett Funds. This means that each Phoenix Fund is managed by the same management team using the same investment style as the corresponding Lord Abbett Fund. As a result, each Phoenix Fund and the corresponding Lord Abbett Fund have substantially similar investment objectives and policies and generally hold the same securities. In addition, the portfolio managers will not change as a result of the Reorganizations.

Q. WHAT ARE THE ADVANTAGES FOR CONTRACT OWNERS WITH A BENEFICIAL INTEREST IN THE PHOENIX FUNDS?

A. Combining the Funds will benefit contract owners by allowing them to continue their investments in funds with substantially similar investment programs and portfolios of securities. In addition, each Lord Abbett Fund has a lower total expense ratio than the corresponding Phoenix Fund's total expense ratio, without considering subsidies by PVA.

Q.   WHAT IS THE TIMETABLE FOR THE REORGANIZATIONS?

A. If approved by shareholders of record of the Phoenix Funds at the [March 9, 2005] shareholder meeting, the Reorganizations are expected to take effect on or about [_________, 2005].

Q.   WHAT WILL HAPPEN TO THE ACCOUNT BALANCE HELD UNDER MY CONTRACT IN THE
FUND(S)?

A. There will be no change in value. Upon approval and completion of the Reorganizations, shares of each Phoenix Fund will be exchanged for shares of the corresponding Lord Abbett Fund based upon a specified exchange ratio determined by the respective net asset values of the Funds' shares. Your contract will be credited with shares of Lord Abbett Fund(s) whose aggregate value at the time of issuance will equal the aggregate value of the Phoenix Fund shares held under your contract on that date.

Q. WILL THE FUNDS HAVE TO PAY ANY FEES OR EXPENSES IN CONNECTION WITH THE REORGANIZATIONS?

A. No. All expenses associated with the Reorganizations will be paid directly or indirectly by Phoenix Life Insurance Company or the investment adviser of the Lord Abbett Funds or one of their affiliates.

Q.   WILL THE REORGANIZATIONS CREATE A TAXABLE EVENT FOR ME?

A. No. The Reorganizations are intended to be done on a tax-free basis for federal income tax purposes. The Reorganizations will not result in individual contract owners recognizing any gain or loss for federal income tax purposes.

Q.   CAN I REALLOCATE MY ACCOUNT BALANCE BEFORE THE REORGANIZATIONS TAKES PLACE?

A. Yes. You may transfer your account balance out of the Phoenix Funds and into any other investment option made available by your variable insurance product. Such a transfer would not count against the total number of exchanges permitted by your contract.

Q.   AFTER THE REORGANIZATIONS, CAN I TRANSFER MY ACCOUNT BALANCE TO ANOTHER
OPTION?

A. Yes. In accordance with applicable rules under your contract, you may transfer your account balance then held in the Lord Abbett Funds into any other investment option made available by your variable insurance product. Such a transfer would not count against the total number of exchanges permitted by your contract.

Q.   HOW DO I VOTE?

A. You can provide voting instructions for shares beneficially held through your variable annuity contract or variable life insurance policy by mail using the enclosed voting instruction form or in person at the Special Meeting. You can also communicate voting instructions by telephone or by the Internet.

Q.   WHAT HAPPENS IF THE REORGANIZATIONS ARE NOT APPROVED?

A. If shareholders of the Phoenix Funds do not approve the Reorganizations, the Reorganizations will not take effect and the Board of Trustees will take such action as it deems to be in the best interests of the Phoenix Funds and their shareholders.

                          THE PHOENIX EDGE SERIES FUND
                            on behalf of its Series:
                    PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES
                   PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES
                    PHOENIX-LORD ABBETT MID-CAP VALUE SERIES
         (each, a "Phoenix Fund" and collectively, the "Phoenix Funds")

                  C/O PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS
                 P.O. BOX 8037, BOSTON, MASSACHUSETTS 02266-8027
                                 (800) 541-0171

                                                                __________, 2005

Dear Contract/Policy Owner:

Enclosed is a combined Proxy Statement and Prospectus for the Phoenix Funds named above in which your variable annuity contract or variable life insurance policy holds an interest as of [January 15, 2005]. The Proxy Statement/Prospectus contains important proposals for you to consider. Each proposal relates to the approval of an Agreement and Plan of Reorganization under which (i) the Phoenix-Lord Abbett Bond-Debenture Series will be merged into the Lord Abbett Series Fund--Bond-Debenture Portfolio; (ii) the Phoenix-Lord Abbett Large-Cap Value Series will be merged into the Lord Abbett Series Fund--Growth and Income Portfolio; and (iii) the Phoenix-Lord Abbett Mid-Cap Value Series will be merged into the Lord Abbett Series Fund--Mid-Cap Value Portfolio (each, a "Reorganization," collectively, the "Reorganizations").

The Board of Trustees of the Phoenix Edge Series Fund believes that the Reorganizations offer you the opportunity to pursue your investment goals in a larger investment portfolio. The Board of Trustees has carefully considered and has unanimously approved the proposed Reorganizations, as described in the accompanying materials, and believes that the Reorganizations are in the best interests of the Phoenix Funds and their shareholders.

You are eligible to provide voting instructions on one or more of these proposals as an owner of a variable annuity contract or variable life insurance policy issued by Phoenix Life Insurance Company or one of its affiliated insurance companies (together, "Phoenix"). Although you are not directly a shareholder of the Phoenix Funds, some or all of your contract value was invested in one or more of the Phoenix Funds as of [January 15, 2005]. For the limited purposes of this Proxy Statement/Prospectus, the term "shareholder" refers to you as the contract/policy owner, unless the context otherwise requires.

Each Phoenix Fund has a similar investment objective to that of the corresponding Lord Abbett Fund. Under the proposed Reorganizations, if approved by the shareholders, shares of each Phoenix Fund will be exchanged for an equal value of Class VC shares of the corresponding Lord Abbett Fund, which will result in your holding beneficially through your variable contract or policy Class VC shares of one or more of the Lord Abbett Funds. Under the terms of the proposed Reorganizations, you will not pay any costs associated with effecting the Reorganizations. Each Reorganization is conditioned upon receipt of an opinion of counsel indicating that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes.

We have enclosed a copy of the Notice of Special Meeting of Shareholders, the Proxy Statement/Prospectus and a card entitled "Voting Instructions." This card should be used to register your vote on the proposals to be acted upon at the Special Meeting. It is important for you to provide voting instructions with respect to the issues described in the accompanying Proxy Statement/Prospectus. We recommend that you read the Proxy Statement/Prospectus in its entirety as the explanations will help you to decide what voting instructions you would like to provide.

As a convenience, you can provide voting instructions in any one of four ways:

   -  THROUGH THE INTERNET - www.proxyweb.com
   -  BY TELEPHONE - 800-690-6903
   - BY MAIL - using the enclosed Voting Instructions Card(s) and postage-paid envelope
   -  IN PERSON - at the Special Meeting

It is very important that you vote and that your vote be received no later than [March 9], 2005. Please complete the Voting Instructions Card and return it promptly in the envelope provided or vote using one of the other methods described above. We encourage you to vote by telephone or Internet, which will reduce the time and costs of this proxy solicitation. Have your proxy card in hand, and call the number or go to the Web Site and follow the instructions given there. Whichever method you choose, please read the enclosed Proxy Statement/Prospectus carefully before you vote. If the Voting Instructions Card is executed and no direction is made, you will be considered as voting FOR each applicable proposal and, in the discretion of Phoenix, upon such other business as may properly come before the Special Meeting of Shareholders.

Voting instructions executed by you may be revoked at any time prior to Phoenix voting the corresponding shares by written notice of the instruction card's revocation to the Secretary of the Trust at the address above prior to the meeting; by the subsequent execution and return of another instruction card prior to the meeting; by use of any electronic, telephonic, or other alternative means authorized by the Trustees for authorizing the proxy to act; or by being present and voting in person at the meeting and giving oral notice of revocation to the Chairman of the meeting.


Sincerely,


/s/ Philip K. Polkinghorn
Philip K. Polkinghorn
President

                          THE PHOENIX EDGE SERIES FUND
                            on behalf of its Series:
                    PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES
                   PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES
                    PHOENIX-LORD ABBETT MID-CAP VALUE SERIES
         (each, a "Phoenix Fund" and collectively, the "Phoenix Funds")

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                          TO BE HELD ON [MARCH 9], 2005

Notice is hereby given that a joint Special Meeting of Shareholders of each of the Phoenix Funds named above will be held at One American Row, Hartford, Connecticut 06102 on [March 9], 2005] at [______ a.m./p.m.] Eastern time, for the purpose of considering the following:

1. With respect to each Phoenix Fund, a proposal to approve an Agreement and Plan of Reorganization (attached as Exhibit A to the Proxy Statement/Prospectus). Under the Agreement and Plan of Reorganization, your Phoenix Fund will transfer all of its assets to a series or class of a registered investment company (each a "Lord Abbett Fund") managed by Lord, Abbett & Co. LLC ("Lord Abbett") in exchange for shares of that corresponding Lord Abbett Fund. The corresponding Lord Abbett Fund will assume your Phoenix Fund's liabilities that are included in the calculation of your Phoenix Fund's net asset value at the closing of the transaction. Each Lord Abbett Fund is an existing mutual fund with investment objectives and investment policies substantially similar to the corresponding Phoenix Fund. Shares of the applicable Lord Abbett Fund will be distributed to Phoenix Fund shareholders in proportion to the relative net asset value of their share holdings at the closing of the transaction. After the distribution of shares, your Phoenix Fund will be dissolved. As a result of the transaction, a shareholder of a Phoenix
     Fund will become a shareholder of the corresponding Lord Abbett Fund.
     Your Board of Trustees recommends that you vote FOR this proposal.

2.   Any other business that may properly come before the Special Meeting.

Shareholders of record of the Phoenix Funds as of the close of business on [January 15, 2005] are entitled to notice of, and to vote at, the Special Meeting, or any adjournment of the Special Meeting. Contract owners may provide voting instructions on how to vote shares held through their variable annuity contract or variable life insurance policy at the Special Meting or any adjournment of the Special Meeting.

As a convenience, you can provide voting instructions in any one of four ways:

   -  THROUGH THE INTERNET - www.proxyweb.com
   -  BY TELEPHONE - 800-690-6903
   - BY MAIL - using the enclosed Voting Instructions Card(s) and postage-paid envelope
   -  IN PERSON - at the Special Meeting

We encourage you to vote by telephone or Internet. Have your Voting Instructions Card in hand, and call the number or go to the Web Site and follow the instructions given there. Use of telephone or Internet voting will reduce the time and costs of this proxy solicitation. Whichever method you choose, please read the enclosed Proxy Statement/Prospectus carefully before you vote.

By Order of the Board of Trustees


Philip K. Polkinghorn
President
The Phoenix Edge Series Fund

__________, 2005

                      JOINT PROXY STATEMENT AND PROSPECTUS

                            DATED [___________], 2005

                          THE PHOENIX EDGE SERIES FUND
                            on behalf of its Series:
                    PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES
                   PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES
                    PHOENIX-LORD ABBETT MID-CAP VALUE SERIES
         (each, a "Phoenix Fund" and collectively, the "Phoenix Funds")

            The address and telephone number of each Phoenix Fund is:
               101 Munson Street, Greenfield, Massachusetts 01301
                                 (800) 541-0171

                LORD ABBETT SERIES FUND--BOND-DEBENTURE PORTFOLIO
              LORD ABBETT SERIES FUND--GROWTH AND INCOME PORTFOLIO
                LORD ABBETT SERIES FUND--MID-CAP VALUE PORTFOLIO
     (each, a "Lord Abbett Fund" and collectively, the "Lord Abbett Funds")

          The address and telephone number of each Lord Abbett Fund is
              90 Hudson Street, Jersey City, New Jersey 07302-3973
                                 (888) 522-2388

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN ANY PHOENIX FUND OR LORD ABBETT FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

This combined Proxy Statement and Prospectus ("Proxy Statement/Prospectus"), is furnished in connection with the solicitation by the Board of Trustees of The Phoenix Edge Series Fund (the "Trust") of proxies to be used at a joint meeting of shareholders (the "Special Meeting") of each of the Phoenix Funds listed above, to be held on [March 9, 2005] at [10:00 a.m.] Eastern time, at One American Row, Hartford, Connecticut 06102. At the Special Meeting, shareholders of each of the Phoenix Funds will be asked to consider and approve a proposed reorganization, as described in the Agreement and Plan of Reorganization, a form of which is attached hereto as Exhibit A (the "Reorganization Plan"), that will result in the transfer of all assets and stated liabilities of each Phoenix Fund to a corresponding Lord Abbett Fund (each a "Reorganization," collectively, the "Reorganizations"). The Phoenix Funds will then be terminated as soon as reasonably practicable thereafter.

The Phoenix Funds are available exclusively as a funding vehicle for variable annuity contracts or variable life insurance policies offered through life insurance company separate accounts. Individual contract owners are not the shareholders of the Phoenix Funds. Rather, the insurance companies and their separate accounts are the shareholders. To be consistent with SEC interpretations of voting requirements, each insurance company will offer contract owners the opportunity to instruct it as to how it should vote shares held by it and the separate accounts on the proposals to be considered at the Special Meeting. Therefore, this Proxy Statement/Prospectus is provided to contract owners entitled to give voting instructions regarding the Phoenix Funds. This Proxy Statement/Prospectus, the Notice of Special Meeting and the voting instruction form are expected to be sent to contract owners on or about February 4, 2005.

This Proxy Statement/Prospectus contains information that a shareholder of the Phoenix Funds or a variable annuity contract or variable life insurance policy owner should know before voting on each Reorganization Plan. Although contract/policy owners are not directly shareholders of the Phoenix Funds, for the limited purposes of this Proxy Statement/Prospectus, the term "shareholder" refers to contract/policy owners with some or all of their contract/policy value invested in one or more of the Phoenix Funds, unless the context otherwise requires. The following table indicates (a) the corresponding Lord Abbett Fund shares that each Phoenix Fund shareholder would receive if each Plan is approved, (b) which Phoenix Fund shareholders may vote on which proposals and
(c) on what page of this Proxy Statement/Prospectus the discussion regarding each proposal begins. Although each Reorganization is similar in structure, you should read carefully the specific discussion regarding your Phoenix Fund's Reorganization.

This Proxy Statement/Prospectus sets forth concisely the information about the registrant that a prospective investor ought to know before investing and should be retained for future reference. Additional information about each Lord Abbett Fund has been filed with the SEC and is available upon oral or written request and without charge. See "Where to Get More Information" below.

              PHOENIX FUND              LORD ABBETT FUND           SHAREHOLDERS ENTITLED TO VOTE    PAGE
PROPOSAL 1    Phoenix-Lord Abbett       Lord Abbett Series         Phoenix-Lord Abbett
              Bond-Debenture Series     Fund--Bond-Debenture       Bond-Debenture Series
                                        Portfolio                  shareholders

PROPOSAL 2    Phoenix-Lord Abbett       Lord Abbett Series         Phoenix-Lord Abbett Large-Cap
              Large-Cap Value Series    Fund--Growth and Income    Value Series shareholders
                                        Portfolio

PROPOSAL 3    Phoenix-Lord Abbett       Lord Abbett Series         Phoenix-Lord Abbett Mid-Cap
              Mid-Cap Value Series      Fund--Mid-Cap Value        Value Series shareholders
                                        Portfolio

BACKGROUND TO THE REORGANIZATIONS

The Board of Trustees of the Trust, including the Trustees who are not "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act, considered the proposed Reorganizations at a meeting held on [________, 2004]. At these meetings the Trustees received and evaluated materials regarding the Lord Abbett Funds, including the performance record and expense structure of each of the Lord Abbett Funds, and the impact of the proposed Reorganizations on Phoenix Fund shareholders. In addition to these general factors, the Trustees also considered these and other factors specifically in the context of each Reorganization. After a thorough review of all aspects of the Reorganizations and for the reasons set forth below (see the "Reasons for the Proposed Reorganization" and "Board's Evaluation and Recommendation" sections of each proposal), the Board has determined that the Reorganizations would be in the best interests of the Phoenix Funds and their existing shareholders, and that the interests of existing shareholders would not be diluted as a result of the transactions contemplated by the Reorganizations.

BENEFITS OF THE REORGANIZATIONS

The Trustees believe that reorganizing your Phoenix Fund into a portfolio with a substantially similar investment objective and similar investment policies that is part of the Lord Abbett Family of Funds offers you potential benefits. These potential benefits and considerations include allowing you to continue your investment in a fund with a substantially similar investment program and portfolio of securities. In addition, each Lord Abbett Fund has a lower total expense ratio than the corresponding Phoenix Fund's total expense ratio, without considering subsidies by the Phoenix Fund's investment adviser.

HOW EACH REORGANIZATION WILL WORK

The Reorganization Plans provide that each Phoenix Fund will transfer all assets and stated liabilities to the corresponding Lord Abbett Fund in exchange for shares of that Lord Abbett Fund, in an amount equal in value to the aggregate net asset value of that Phoenix Fund's shares. These transfers are expected to occur after the close of business on or about [________], 2005 (the "Closing Date"), based on the value of each Fund's assets and liabilities as of the close of the regular trading session on the New York Stock Exchange (normally, 4:00 p.m. Eastern time) on the Closing Date (the "Effective Time").

As soon as practicable after the transfer of each Phoenix Fund's assets and stated liabilities, each Phoenix Fund will make a liquidating distribution to its shareholders of the Lord Abbett Fund shares received, so that a holder of shares in a Phoenix Fund at the Effective Time of the Reorganization will receive a number of shares of the corresponding Lord Abbett Fund with the same aggregate value as the shareholder had in the Phoenix Fund at the Effective Time. On the Closing Date, shareholders of each Phoenix Fund will become shareholders of the corresponding Lord Abbett Fund. Each Phoenix Fund will then be dissolved as soon as reasonably practicable after the Closing date.

The Reorganizations are intended to result in no income, gain or loss being recognized for federal income tax purposes to any of the Lord Abbett Funds, the Phoenix Funds, or the shareholders of the Phoenix Funds.

In recommending each of the Reorganizations, the Trustees of your Phoenix Fund have determined that the Reorganization is in the best interest of your Phoenix Fund and will not dilute the interests of shareholders of your Phoenix Fund. The Trustees have made that determination on the basis of the factors listed above and discussed in more detail under each proposal. A Reorganization might not be in the best interest of the shareholders of a mutual fund if the surviving fund had higher expenses, less experienced management, or the adviser did not have adequate resources to manage the affairs of the mutual fund.

FUND SERVICE PROVIDERS

The Phoenix Edge Series Fund and Lord Abbett Series Fund, Inc. each are open-end, management investment companies registered under the Investment Company Act of 1940 (the "1940 Act"). Phoenix Variable Advisors, Inc. ("PVA") is the investment adviser of each of the Phoenix Funds. Lord, Abbett & Co. LLC ("Lord Abbett") is the subadviser to each of the Phoenix Funds. State Street Bank and Trust Company serves as custodian for each of the Phoenix Funds. Phoenix Equity Planning Corporation serves as financial agent for each of the Phoenix Funds and, as such, performs administrative, bookkeeping and pricing functions. Lord Abbett is the investment adviser of each Lord Abbett Fund. Lord Abbett Distributor LLC, a wholly owned subsidiary of Lord Abbett, is the distributor of each Lord Abbett Fund. State Street Bank and Trust Company, DST Systems, Inc., and Lord Abbett serve as custodian, transfer agent, and administrator, respectively, of each Lord Abbett Fund.

WHERE TO GET MORE INFORMATION

To ask questions about this Proxy Statement/Prospectus, call your Phoenix Fund's toll-free telephone number: 1-800-541-0171.

A statement of additional information ("SAI") for this joint Proxy Statement/Prospectus, dated _______, 2005 contains additional information about your Phoenix Funds and the Lord Abbett Funds and is incorporated by reference into this Proxy Statement/Prospectus. The SAI is available to you upon request and without charge by writing to Lord Abbett Series Fund, 90 Hudson Street, Jersey City, New Jersey 07302-3973, or calling toll-free 1-888-522-2388.

For a more detailed discussion of the investment objectives, policies, and risks of the Phoenix Funds, see the Phoenix Funds' prospectus and statement of additional information dated May 1, 2004, as amended and/or supplemented, which have been filed with the SEC and are incorporated by reference into this Proxy Statement/Prospectus insofar as they relate to the Phoenix Funds. No other parts of the prospectus or statement of additional information other than those that relate to the Phoenix Funds are incorporated herein. Copies of the Phoenix Funds prospectus and statement of additional information are available upon request and without charge by writing Phoenix Variable Products Operations, P.O. Box 8027, Boston, Massachusetts 02266-8027, or calling toll-free 1-800-541-0171.

For a more detailed discussion of the investment objectives, policies and risks of the Lord Abbett Funds, see each Lord Abbett Fund's prospectus dated May 1, 2004, as supplemented, which has been filed with the SEC, and statement of additional information dated May 1, 2004, as supplemented, which has been filed with the SEC. Copies of the Lord Abbett Funds' prospectuses and statement of additional information are available upon request and without charge by writing to Lord Abbett Series Fund, 90 Hudson Street, Jersey City, New Jersey 07302-3973, or calling toll-free 1-888-522-2388.

                                TABLE OF CONTENTS

                                                                            PAGE
Introduction                                                                   2
Proposal 1--Phoenix-Lord Abbett Bond-Debenture Series
Proposal 2--Phoenix-Lord Abbett Large-Cap Value Series
Proposal 3--Phoenix-Lord Abbett Mid-Cap Value Series
Terms of Each Agreement and Plan of Reorganization
Tax Status of Each Reorganization
Shareholder Rights
Voting Matters
Available Information
Additional Information About the Lord Abbett Funds
Financial Highlights
Ownership of Shares of the Funds
Other Business
Contract Owner Inquiries
Available Information
Exhibit A - Agreement and Plan of Reorganization                             A-1

                    PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES
                                       and
                LORD ABBETT SERIES FUND--BOND-DEBENTURE PORTFOLIO

                                   PROPOSAL 1

                APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION

This summary is designed to allow you to compare important characteristics of the Phoenix-Lord Abbett Bond-Debenture Series with those of the Lord Abbett Series Fund--Bond-Debenture Portfolio (each, a "Fund," and collectively, the "Funds") and provide you with additional information about the principal risks of investing in the Lord Abbett Series Fund--Bond-Debenture Portfolio. Shareholders should read this entire Proxy Statement/Prospectus carefully, including the form of Agreement and Plan of Reorganization attached as Exhibit A-1, because it contains details that are not in the summary. For more information, please read the prospectus for each Fund.

BUSINESS OF THE FUNDS

The Phoenix-Lord Abbett Bond-Debenture Series is a series of The Phoenix Edge Series Fund, which is a diversified open-end management investment company registered under the Investment Company Act and organized as a Massachusetts business trust. Lord Abbett Series Fund--Bond-Debenture Portfolio is a class of the Lord Abbett Series Fund, Inc., which is a diversified open-end management investment company registered under the Investment Company Act and organized as a Maryland corporation.

As of December 31, 2004, the Phoenix-Lord Abbett Bond-Debenture Series held net assets of [$__ million] and the Lord Abbett Series Fund--Bond-Debenture Portfolio held net assets of [$__ million].

INVESTMENT ADVISERS AND PORTFOLIO MANAGERS

Phoenix Variable Advisors, Inc. ("PVA") is the investment adviser to the Phoenix-Lord Abbett Bond-Debenture Series. PVA began operations as an investment adviser in 1999. As of December 31, 2004, PVA had [$____ million] in assets under management. PVA is located at One American Row, Hartford, Connecticut 06102-5056. Lord, Abbett & Co. LLC ("Lord Abbett") is the subadviser to the Phoenix-Lord Abbett Bond-Debenture Series and is responsible for its day-to-day portfolio management. Founded in 1929, Lord Abbett manages one of the nation's oldest mutual fund complexes, with assets under management of approximately [$___ billion] in more than 40 mutual fund portfolios and other advisory accounts as of December 31, 2004. Lord Abbett is located at 90 Hudson Street, Jersey City, New Jersey 07302-3973. Lord Abbett is the investment adviser to the Lord Abbett Series Fund--Bond-Debenture Portfolio and is responsible for its day-to-day portfolio management.

Although the investment advisers of the Funds are different, the portfolio management teams of each Fund are the same. Lord Abbett uses a team of investment managers and analysts acting together to manage each Fund's investments. Christopher J. Towle, Partner and Investment Manager, heads the team. Mr. Towle is a holder of the Chartered Financial Analyst designation. He joined Lord Abbett in 1987 and has been in the investment business since 1980.

INVESTMENT OBJECTIVES, POLICIES, AND RESTRICTIONS

This section will help you compare the investment objectives and principal investment strategies of the Phoenix-Lord Abbett Bond-Debenture Series with the Lord Abbett Series Fund--Bond-Debenture Portfolio. Please be aware that this is only a brief discussion. More information may be found in the Funds' prospectuses and statements of additional information.

The Funds have substantially similar investment objectives and invest in similar types of securities. Each Fund seeks high current income and the opportunity for capital appreciation to produce a high total return. To pursue this objective, each Fund, under normal circumstances, will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities of various types. These securities may include: all types of bonds, debentures, mortgage-related and other asset-backed securities, and high-yield and investment grade debt securities, U.S. Government securities, equity-related securities such as convertibles and debt securities with warrants, and emerging market debt securities. At least 20% of each Fund's net assets must be invested in any combination of investment grade debt securities, U.S. Government securities, and cash equivalents. Each Fund may invest up to 20% of its net assets in equity securities, including common stocks, preferred stocks, convertible preferred stocks, warrants, and similar instruments. Common stocks, the most familiar type of equity security, represent an ownership interest in a company. Each Fund may invest up to 20% of its net assets in foreign securities. Under normal circumstances, the duration of the Fund's debt securities will be between three and seven years with an average maturity of five to twelve years.

Lord Abbett, as day-to-day portfolio manager of each Fund, seeks unusual values, using fundamental, bottom-up research to identify undervalued securities. Lord Abbett attempts to reduce risks through portfolio diversification, credit analysis and attention to current developments and trends in interest rates and economic conditions.

At times each Fund may take a temporary defensive position by investing some or all of its assets in short-term fixed income securities. Such securities may be used to attempt to avoid losses in response to adverse market, economic, political, or other conditions, to invest uncommitted cash balances, or to maintain liquidity to meet shareholder redemptions. These securities may include: obligations of the U.S. Government and its agencies and instrumentalities, commercial paper, bank certificates of deposit, bankers' acceptances, and repurchase agreements collateralized by cash and obligations of the U.S. Government and its agencies and instrumentalities. These investments could reduce the benefit from any upswing in the market and prevent a Fund from achieving its investment objective.

PURCHASE AND REDEMPTION OF SHARES

With respect to each Fund, you may direct the purchase or redemption of shares of a Fund only in connection with your ownership of variable annuity contracts or variable life insurance policies offered through insurance company separate accounts. You may not place orders directly with a Fund. You should refer to the product prospectus describing your particular variable annuity or variable life insurance contract for information on how to select specific funds as underlying investment options for your contract and how to redeem monies from the sub-accounts that invest in the Funds.

With respect to each Fund, net asset value ("NAV") per share is calculated, under normal circumstances, each business day at the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time. Purchases and sales of Fund shares are executed at the NAV next determined after the Fund receives the order in proper form. Assuming they are in proper form, purchase and sale orders must be placed by the close of trading on the NYSE in order to receive that day's NAV; orders placed after the close of trading on the NYSE will receive the next day's NAV.

Shares of the Phoenix-Lord Abbett Bond-Debenture Series are currently offered through certain separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company. Shares of the Lord Abbett Series Fund--Bond-Debenture Portfolio are currently offered only to separate accounts of certain insurance companies that are unaffiliated with Lord Abbett.

TRANSFER PRIVILEGES

You may reallocate assets held under your variable annuity or variable life insurance contract to other funds offered under your contract consistent with the provisions of your contract and timely receipt by the insurance company of all information necessary to process such requests.

DISTRIBUTIONS AND TAXES

Each Fund expects to pay its shareholders dividends from its net investment income annually and to distribute any net capital gains annually. The Phoenix-Lord Abbett Bond-Debenture Series automatically reinvests all income and capital gain distributions in additional shares of the Fund. The Lord Abbett Series Fund--Bond-Debenture Portfolio reinvests all dividends and distributions in additional shares of the Fund at the election of the participating life insurance companies.

Each Fund intends to comply with the diversification requirements of the Internal Revenue Code applicable to regulated investment companies so that it will not be subject to U.S. federal income taxes on income and capital gains that are distributed to shareholders. For information about the federal income tax treatment of distributions to the separate accounts that hold shares in a Fund, you should refer to the product prospectus describing your particular variable annuity or variable life insurance contract.

PRINCIPAL RISKS

Each Fund is subject to the general risks and considerations associated with investing in debt securities. Because the Funds have substantially similar investment objectives and invest in similar types of securities, each is subject to the same principal risks.

The value of your investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline. Longer-term debt securities are usually more sensitive to interest rate changes. This means that the longer the maturity of a security, the greater the effect a change in interest rates is likely to have on its price.

High-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive. In times of economic uncertainty, these securities may decline in price, even when interest rates are falling. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to a Fund, a risk that is greater with junk bonds. Some issuers, particularly of junk bonds, may default as to principal and/or interest payments after a Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to a Fund. In addition, the market for high-yield debt securities generally is less liquid than the market for higher-rated securities, subjecting them to greater price fluctuations.

The mortgage-related securities in which each Fund invests may be particularly sensitive to changes in prevailing interest rates. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. The prepayment risk also will affect the price and volatility of a mortgage-related security.

The value of each Fund's equity securities will fluctuate in response to movements in the equity securities market in general and to the changing prospects of the individual companies issuing the securities. This may cause a Fund to produce poor performance relative to other funds, including those that invest exclusively in fixed income securities.

Investments in foreign securities may present increased market, liquidity, currency, political, information, and other risks.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Neither Fund is a complete investment program and may not be appropriate for all investors. You could lose money by investing in a Fund.

The following are some additional investment techniques that might be used by each Fund and some of the risks associated with those techniques:

ADJUSTING INVESTMENT EXPOSURE. Each Fund will be subject to the risks associated with investments. Each Fund may, but is not required to, use various strategies to change its investment exposure to adjust to changes in economic, social, political, and general market conditions, which affect security prices, interest rates, currency exchange rates, commodity prices, and other factors. For example, a Fund may seek to hedge against certain market risks. These strategies may involve effecting transactions in derivative and similar instruments, including but not limited to options, futures, forward contracts, swap agreements, warrants, and rights. If Lord Abbett judges market conditions incorrectly or uses a hedging strategy that does not correlate well with a Fund's investments, it could result in a loss, even if Lord Abbett intended to lessen risk or enhance returns. These strategies may involve a small investment of cash compared to the magnitude of the risk assumed, and could produce disproportionate gains or losses.

CONVERTIBLE SECURITIES. Each Fund may invest in convertible bonds and convertible preferred stocks. These investments tend to be more volatile than debt securities, but tend to be less volatile and produce more income than their underlying common stocks. The markets for convertible securities may be less liquid than markets for common stocks or bonds.

DEPOSITARY RECEIPTS. Each Fund may invest in American Depositary Receipts ("ADRs") and similar depositary receipts. ADRs, typically issued by a financial institution (a "depositary"), evidence ownership interests in a security or a pool of securities issued by a foreign company and deposited with the depositary. Prices of ADRs are quoted in U.S. dollars and ADRs are traded in the United States. Ownership of ADRs entails similar investment risks to direct ownership of foreign securities traded outside the United States, including increased market, liquidity, currency, political, information, and other risks.

FOREIGN SECURITIES. Each Fund may invest up to 20% of its net assets in foreign securities that are primarily traded outside the United States. This limitation does not include ADRs. Foreign securities may pose greater risks than domestic securities. Foreign markets and the securities traded in them may not be subject to the same degree of regulation as U.S. markets. As a result, there may be less information publicly available about foreign companies than most U.S. companies. Securities clearance and settlement procedures and trading practices may be different, and transaction costs may be higher in foreign countries. There may be less trading volume and liquidity in foreign markets, subjecting the securities traded in them to greater price fluctuations. Foreign investments also may be affected by changes in currency rates or currency controls. In addition, each Fund may invest in less developed countries, sometimes referred to as emerging markets. The risks of investing in foreign markets are generally more severe in emerging markets.

MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES. The mortgage- and asset-backed securities in which each Fund may invest may be particularly sensitive to changes in prevailing interest rates. Like other debt securities, when interest rates rise, the value of mortgage- and other asset-backed securities generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. Early repayment of principal on some mortgage-related securities may deprive a Fund of income payments above current market rates. The rate of prepayments on underlying mortgages also will affect the price and volatility of a mortgage-related security. The value of some mortgage-related and other asset-backed securities may fluctuate in response to the market's perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

INVESTMENT MANAGEMENT ARRANGEMENTS

PVA provides investment advisory and management services to the Phoenix-Lord Abbett Bond-Debenture Series pursuant to an Investment Advisory Agreement. Under the Investment Advisory Agreement, PVA is entitled to an investment advisory and management fee of 0.75% of the Fund's average daily net assets.

PVA has voluntarily agreed to reimburse the Phoenix-Lord Abbett Bond-Debenture Series for expenses other than the management fee to the extent that such expenses exceed 0.15% of the Fund's average daily net assets. PVA may change or eliminate this voluntary expense cap at any time without notice.

PVA has entered into an advisory agreement with Lord Abbett pursuant to which PVA has appointed Lord Abbett to carry out the day-to-day investment and reinvestment of the assets of the Phoenix-Lord Abbett Bond-Debenture Series. PVA compensates Lord Abbett based on an annual percentage of the Fund's daily net assets as follows: 0.35% on the first $250 million; 0.30% on the next $750 million, and 0.25% on the excess. No additional management fees are paid by the Phoenix-Lord Abbett Bond-Debenture Series to Lord Abbett.

Lord Abbett provides investment management services to the Lord Abbett Series Fund--Bond-Debenture Portfolio pursuant to an Investment Advisory Agreement. Under the Investment Advisory Agreement, Lord Abbett is entitled to an investment advisory and management fee at an annual rate of 0.50% of the Fund's average daily net assets. In addition, Lord Abbett provides certain administrative services to the Lord Abbett Series Fund--Bond-Debenture Portfolio for a fee at the annual rate of .04% of the Fund's average daily net assets. The Fund pays all expenses not expressly assumed by Lord Abbett. Lord Abbett has contractually agreed to reimburse a portion of the Fund's expenses to the extent necessary to maintain its "Other Expenses" at an aggregate rate of .40% of its average daily net assets.

PAST PERFORMANCE

The bar charts and tables below provide some indication of the risks of investing in each Fund by illustrating the variability of each Fund's returns. Each assumes reinvestment of dividends and distributions. A Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

The bar charts show changes in the performance of each Fund's shares from calendar year to calendar year. Each Fund's shares are currently sold only to certain insurance company separate accounts that fund variable annuity contracts and variable life insurance policies. These charts do not reflect the sales charges or other expenses of such contracts. If those sales charges and expenses were reflected, returns would be less.

[CHART]

--------------------------------------------------------------------------------
BAR CHART (PER CALENDAR YEAR) - CLASS VC SHARES
--------------------------------------------------------------------------------

2002          +7.9%
2003         +18.0%

BEST QUARTER  2nd Q '03   +6.9%
WORST QUARTER 3rd Q '02   -1.0%

The tables below show how the average annual total returns of each Fund's shares compare to those of a broad-based securities market index and a more narrowly based securities market index that more closely reflects the market sectors in which each Fund invests. A Fund's average annual returns in a table do not reflect the deduction of any separate account or contract charges. The returns would have been less than those shown if such charges were deducted.

                    PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES
             AVERAGE ANNUAL TOTAL RETURNS THROUGH DECEMBER 31, 2003

                                                  1 YEAR    LIFE OF THE FUND (1)
Phoenix-Lord Abbett Bond-Debenture Series          17.76%          17.63%
Merrill Lynch High Yield Master II Index (2)       28.15%          25.12%
Lehman Brothers Aggregate Bond Index (3)            4.10%           5.88%

     (1)  Since August 12, 2002.

     (2) The Merrill Lynch High Yield Master II Index measures total return performance for high-yield bonds. The index is not available for direct investment and performance for the index does not reflect fees or expenses.

     (3) The Lehman Brothers Aggregate Bond Index is an unmanaged, commonly used measure of broad bond market total return performance and is provided for general comparative purposes. The index is not available for direct investment and performance for the index does not reflect fees or expenses.

                LORD ABBETT SERIES FUND--BOND-DEBENTURE PORTFOLIO
             AVERAGE ANNUAL TOTAL RETURNS THROUGH DECEMBER 31, 2003

                                                  1 YEAR    LIFE OF THE FUND (4)
Lord Abbett Series Fund--Bond-Debenture
Portfolio                                          18.01%          12.51%
CSFB High Yield Index (5)                          27.94%          14.25%
Lehman Brothers Aggregate Bond Index                4.10%           6.51%

     (4)  Since December 3, 2001.

     (5) The CSFB High Yield Index measures total return performance for high-yield bonds. The index is not available for direct investment and performance for the index does not reflect fees or expenses.

THE FUNDS' FEES AND EXPENSES

The following comparative fee table shows the fees and expenses for each Fund as of December 31, 2003. The fee table, including the example below, shows only expenses that are deducted from the assets of each Fund. The pro forma column of the table shows the Lord Abbett Series Fund--Bond-Debenture Portfolio's fees assuming that the Reorganization is approved. The table does not reflect fees associated with a separate account that invests in a Fund or any costs associated with ownership of a variable annuity or variable life insurance contract for which a Fund is an investment option. If these fees were reflected, the total expenses would be higher than those shown. The Funds do not assess any sales loads, redemption or exchange fees, but contract owners do indirectly bear Annual Fund Operating Expenses, which vary from year to year.

                         ANNUAL FUND OPERATING EXPENSES
    (expenses deducted from Fund assets, as a % of average daily net assets)

                                                          LORD ABBETT SERIES    PRO FORMA LORD ABBETT
                                  PHOENIX-LORD ABBETT    FUND--BOND-DEBENTURE    SERIES FUND--BOND-
                                 BOND-DEBENTURE SERIES        PORTFOLIO          DEBENTURE PORTFOLIO
Management Fee                           0.75%                  0.50%                   0.50%
Other Expenses                           1.77%                  0.49%                   0.61%
Total Fund Operating Expenses            2.52%                  0.99%                   1.11%
Expense Reimbursement                        (1)                0.09%(2)                0.21%(2)
Net Fund Operating Expenses                  (1)                0.90%                   0.90%

     (1) As described above, PVA has voluntarily agreed to reimburse the Phoenix-Lord Abbett Bond-Debenture Series' expenses other than the management fee to the extent that such expenses exceed 0.15% of the Fund's average daily net assets (the "expense cap"). The Fund operating expenses after reimbursement were 0.90% for the year ended December 31, 2003. The expense cap noted above may be changed or eliminated at any time without notice.
     (2) As described above, Lord Abbett has contractually agreed to reimburse a portion of the expenses of the Lord Abbett Series Fund--Bond-Debenture Portfolio to the extent necessary to maintain the Fund's "Other Expenses" at an aggregate rate of 0.40% of its average daily net assets.

The hypothetical example below helps you compare the cost of investing in each Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The table does not reflect fees associated with a separate account that invests in the Funds or any costs associated with ownership of a variable annuity or variable life insurance contract for which the Funds are investment options. If these fees were reflected, fees and charges would be higher than those shown. The first two examples do not assume that any fund expense waiver or reimbursement arrangements are in effect for the periods indicated. To the extent fees are waived and/or expenses are reimbursed, your expenses would be lower. The next two examples take into consideration the contractual agreement of Lord Abbett to reimburse expenses for the Lord Abbett Series Fund--Bond-Debenture Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  FUND                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
Phoenix-Lord Abbett
Bond-Debenture Series                          $  255   $   784   $ 1,340   $  2,854

Lord Abbett Series Fund--
Bond-Debenture Portfolio                       $  101   $   315   $   547   $  1,213

Lord Abbett Series Fund--
Bond-Debenture Portfolio
(with contractual expense reimbursement)       $   92   $   306   $   538   $  1,205

Pro Forma Lord Abbett Series Fund--
Bond-Debenture Portfolio
(with contractual expense reimbursement)       $   92   $   306   $   538   $  1,205

CAPITALIZATION

The following table sets forth, as of June 30, 2004, the capitalization of each Fund and the pro forma combined capitalization of the Lord Abbett Series Fund--Bond-Debenture Portfolio assuming the Reorganization has taken place. The capitalizations are likely to be different on the Closing Date as a result of daily share purchase and redemption activity.

                                                      NET ASSET VALUE      SHARES
               FUND                    NET ASSETS        PER SHARE      OUTSTANDING
Phoenix-Lord Abbett
Bond-Debenture Series                 $  18,957,830   $         11.36      1,669,206

Lord Abbett Series Fund--
Bond-Debenture Portfolio              $ 113,118,215   $         11.91      9,496,132

Pro Forma Lord Abbett Series Fund--
Bond-Debenture Portfolio              $ 132,076,045   $         11.91     11,087,623

It is impossible to predict how many shares of Lord Abbett Series
Fund--Bond-Debenture Portfolio will actually be received and distributed by the Phoenix-Lord Abbett Bond-Debenture Series on the Reorganization date. The table should not be relied upon to determine the amount of Lord Abbett Series Fund--Bond-Debenture Portfolio's shares that will actually be received and distributed.

REASONS FOR THE PROPOSED REORGANIZATION

During discussions held on [________, 2004], the Board of Trustees of The Phoenix Edge Series Trust raised various questions, and received responsive information from PVA, regarding the Reorganization, including possible Reorganization candidates. At the meeting held on [________, 2004] the Board of Trustees of the Trust, including the trustees who are not "interested persons" (within the meaning of the 1940 Act) (the "Independent Trustees"), were presented with information to assist them in evaluating the Reorganization, such as: (a) the terms and conditions of the Reorganization; (b) the compatibility of the Funds' objectives, investment limitations and policies; (c) performance history for the Funds; (d) pro forma and/or estimated expense ratios for the Lord Abbett Series Fund--Bond-Debenture Portfolio and any changes in fees to be paid or borne by shareholders of the Phoenix-Lord Abbett Bond-Debenture Series (directly or indirectly) after the Reorganization; (e) the potential economies of scale to be gained from the Reorganization; (f) any direct or indirect federal income tax consequences to the shareholders of the Phoenix-Lord Abbett Bond-Debenture Series; (g) the fact that the Lord Abbett Series Fund--Bond-Debenture Portfolio will assume stated liabilities of the Phoenix-Lord Abbett Bond-Debenture Series; (h) the fact that Phoenix Life Insurance Company, Lord Abbett, or their affiliates will directly or indirectly bear the Reorganization expenses incurred by the Phoenix-Lord Abbett Bond-Debenture Series; and (i) the quality of management and compliance issues and regulatory developments. The Board, including all of the Independent Trustees, considered the above information, as well as other information, before approving the Reorganization Plan. In considering the Reorganization, the Independent Trustees were advised by independent legal counsel.

At the meeting on [________, 2004], the Board, including all of the Independent Trustees, determined that the Reorganization is in the best interests of the Phoenix-Lord Abbett Bond-Debenture Series and its shareholders and that the interests of existing Phoenix-Lord Abbett Bond-Debenture Series shareholders will not be diluted as a result of the Reorganization.

BOARD'S EVALUATION AND RECOMMENDATION

The Board, including the Independent Trustees, concluded that the Reorganization was in the best interests of shareholders for a number of reasons. The Board reviewed other available options for the Phoenix-Lord Abbett Bond-Debenture Series, including continuing to operate the Fund but without expense subsidies, seeking a new manager of the Trust, reorganizing the Fund with one or more other series of the Trust and reorganizing the Fund with other available funds. After reviewing alternatives, the Board, including the Independent Trustees, concluded that the proposed Reorganization with the Lord Abbett Series Fund--Bond-Debenture Portfolio was the best course available to the Phoenix-Lord Abbett Bond-Debenture Series. In reaching that conclusion, the Board noted that, based on the small size of the Fund and its sales projections, the Fund is not expected to reach a size that will provide a reasonable expense ratio without continued subsidies from PVA. In addition, the Board concluded that the Lord Abbett Series Fund--Bond-Debenture Portfolio was the best alternative, given that the Phoenix-Lord Abbett Bond-Debenture Series and the Lord Abbett Series Fund--Bond-Debenture Portfolio are both managed by the same portfolio management team and both are patterned after the same retail fund, and given that the Lord Abbett Series Fund--Bond-Debenture Portfolio has similar performance to and a lower overall expense ratio than the Phoenix-Lord Abbett Bond-Debenture Series before expense reimbursement. The Board also noted that the Phoenix-Lord Abbett Bond-Debenture Series will not bear any expenses in connection with the Reorganization. Based upon the Lord Abbett Series Fund--Bond-Debenture Portfolio's lower expense ratio and the fact that the Phoenix-Lord Abbett Bond-Debenture Series will not ultimately bear any costs associated with the Reorganization, the Board, including all of the Independent Trustees, concluded that the interests of existing shareholders of the Phoenix-Lord Abbett Bond-Debenture Series would not be diluted as a result of the Reorganization.

For the reasons described above, the Trustees, including the Independent Trustees, approved the Reorganization. In particular, the Trustees determined that the Reorganization is in the best interests of the Phoenix-Lord Abbett Bond-Debenture Series. Similarly, the Board of Directors of Lord Abbett Series Fund, Inc., including its Independent Directors, approved the

Reorganization. They also determined that the Reorganization is in the best interests of Lord Abbett Series Fund--Bond-Debenture Portfolio.

THE TRUSTEES RECOMMEND THAT THE SHAREHOLDERS OF PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES VOTE FOR THE PROPOSAL TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION.

                   PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES
                                       and
              LORD ABBETT SERIES FUND--GROWTH AND INCOME PORTFOLIO

                                   PROPOSAL 2

                APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION

This summary is designed to allow you to compare important characteristics of the Phoenix-Lord Abbett Large-Cap Value Series with those of the Lord Abbett Series Fund--Growth and Income Portfolio (each, a "Fund," and collectively, the "Funds") and provide you with additional information about the principal risks of investing in the Lord Abbett Series Fund--Growth and Income Portfolio. Shareholders should read this entire Proxy Statement/Prospectus carefully, including the form of Agreement and Plan of Reorganization attached as Exhibit A-1, because it contains details that are not in the summary. For more information, please read the prospectus for each Fund.

BUSINESS OF THE FUNDS

The Phoenix-Lord Abbett Large-Cap Value Series is a series of The Phoenix Edge Series Fund, which is a diversified open-end management investment company registered under the Investment Company Act and organized as a Massachusetts business trust. Lord Abbett Series Fund--Growth and Income Portfolio is a series of the Lord Abbett Series Fund, Inc., which is a diversified open-end management investment company registered under the Investment Company Act and organized as a Maryland corporation. Lord Abbett Series Fund--Growth and Income Portfolio offers in the Proxy Statement/Prospectus its Class VC shares.

As of December 31, 2004, the Phoenix-Lord Abbett Large-Cap Value Series held net assets of [$__ million] and the Lord Abbett Series Fund--Growth and Income Portfolio held net assets of [$__ million].

INVESTMENT ADVISERS AND PORTFOLIO MANAGERS

Phoenix Variable Advisors, Inc. ("PVA") is the investment adviser to the Phoenix-Lord Abbett Large-Cap Value Series. PVA began operations as an investment adviser in 1999. As of December 31, 2004, PVA had [$___ million] in assets under management. PVA is located at One American Row, Hartford, Connecticut 06102-5056. Lord, Abbett & Co. LLC ("Lord Abbett") is the subadviser to the Phoenix-Lord Abbett Large-Cap Value Series and is responsible for its day-to-day portfolio management. Founded in 1929, Lord Abbett manages one of the nation's oldest mutual fund complexes, with assets under management of approximately [$__ billion] in more than 40 mutual fund portfolios and other advisory accounts as of December 31, 2004. Lord Abbett is located at 90 Hudson Street, Jersey City, New Jersey 07302-3973. Lord Abbett is the investment adviser to the Lord Abbett Series Fund--Growth and Income Portfolio and is responsible for its day-to-day portfolio management.

Although the investment advisers of the Funds are different, the portfolio management teams of each Fund are the same. Lord Abbett uses a team of investment managers and analysts acting together to manage each Fund's investments. The senior members of the team are Sholom Dinsky, W. Thomas Hudson, Jr., Robert G. Morris, Eli M. Salzmann, and Kenneth G. Fuller. Mr. Dinsky, Partner and Large-Cap Value Portfolio Manager, joined Lord Abbett in 2000 after serving as Managing Director of Prudential Asset Management. He is a holder of the Chartered Financial Analyst designation and has been in the investment business since 1967. Mr. Hudson, Partner and Investment Manager, joined Lord Abbett in 1982. He is a holder of the Chartered Financial Analyst designation and has been in the investment business since 1965. Mr. Morris, Partner and Director of Equity Investments, joined Lord Abbett in 1991. He is a holder of the Chartered Financial Analyst designation and has been in the investment business since 1971. Mr. Salzmann, Partner and Director of Institutional Equity Investments, joined Lord Abbett in 1997 after serving as Portfolio Manager/Analyst at Mutual of America. He has been in the investment business since 1986. Mr. Fuller, Portfolio Manager, joined Lord Abbett in 2002 from Pioneer Investment Management, where he had served as Portfolio Manager and Senior Vice President. Mr. Fuller is a holder of the Chartered Financial Analyst designation and has been in the investment business since 1975.

INVESTMENT OBJECTIVES, POLICIES, AND RESTRICTIONS

This section will help you compare the investment objectives and principal investment strategies of the Phoenix-Lord Abbett Large-Cap Value Series with the Lord Abbett Series Fund--Growth and Income Portfolio. Please be aware that this is only a brief discussion. More information may be found in the Funds' prospectuses and statements of additional information.

The Funds have substantially similar investment objectives and invest in similar types of securities. The Phoenix-Lord Abbett Large-Cap Value Series seeks capital appreciation with income as a secondary consideration. The Lord Abbett Series Fund--Growth and Income Portfolio's objective is long-term growth of capital and income without excessive fluctuations in market value.

To pursue these goals, each Fund primarily purchases equity securities of large, seasoned, U.S. and multinational companies that Lord Abbett believes are undervalued. Under normal circumstances, each Fund will invest at least 80% of its net assets in equity securities of large companies with market capitalizations of at least $5 billion at the time of purchase. This market capitalization threshold may vary in response to changes in the markets. Equity securities may include common stocks, preferred stocks, convertible securities, warrants, and similar instruments.

In selecting investments, each Fund attempts to invest in securities selling at reasonable prices in relation to Lord Abbett's assessment of their potential value. While there is the risk that an investment may never reach what Lord Abbett thinks is its full value, or may go down in value, Lord Abbett's emphasis on large, seasoned company value stocks may limit each Fund's downside risk because value stocks are believed to be underpriced, and large, seasoned company stocks tend to be less volatile than the stocks of smaller companies.

Lord Abbett generally sells a stock when it seems less likely to benefit from the current market and economic environment, shows deteriorating fundamentals, or has reached Lord Abbett's valuation target.

At times each Fund may take a temporary defensive position by investing some or all of its assets in short-term fixed income securities. Such securities may be used to attempt to avoid losses in response to adverse market, economic, political, or other conditions, to invest uncommitted cash balances, or to maintain liquidity to meet shareholder redemptions. These securities may include: obligations of the U.S. Government and its agencies and instrumentalities, commercial paper, bank certificates of deposit, bankers' acceptances, and repurchase agreements collateralized by cash and obligations of the U.S. Government and its agencies and instrumentalities. These investments could reduce the benefit from any upswing in the market and prevent a Fund from achieving its investment objective.

PURCHASE AND REDEMPTION OF SHARES

With respect to each Fund, you may direct the purchase or redemption of shares of a Fund only in connection with your ownership of variable annuity contracts or variable life insurance policies offered through insurance company separate accounts. You may not place orders directly with a Fund. You should refer to the product prospectus describing your particular variable annuity or variable life insurance contract for information on how to select specific funds as underlying investment options for your contract and how to redeem monies from the sub-accounts that invest in the Funds.

With respect to each Fund, net asset value ("NAV") per share is calculated, under normal circumstances, each business day at the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time. Purchases and sales of Fund shares are executed at the NAV next determined after the Fund receives the order in proper form. Assuming they are in proper form, purchase and sale orders must be placed by the close of trading on the NYSE in order to receive that day's NAV; orders placed after the close of trading on the NYSE will receive the next day's NAV.

Shares of the Phoenix-Lord Abbett Large-Cap Value Series are currently offered through certain separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company. Shares of the Lord Abbett Series Fund--Growth and Income Portfolio are currently offered only to separate accounts of certain insurance companies that are unaffiliated with Lord Abbett.

TRANSFER PRIVILEGES

You may reallocate assets held under your variable annuity or variable life insurance contract to other funds offered under your contract consistent with the provisions of your contract and timely receipt by the insurance company of all information necessary to process such requests.

DISTRIBUTIONS AND TAXES

Each Fund expects to pay its shareholders dividends from its net investment income annually and to distribute any net capital gains annually. The Phoenix-Lord Abbett Large-Cap Value Series automatically reinvests all income and capital gain distributions in additional shares of the Fund. The Lord Abbett Series Fund--Growth and Income Portfolio reinvests all dividends and distributions in additional shares of the Fund at the election of the participating life insurance companies.

Each Fund intends to comply with the diversification requirements of the Internal Revenue Code applicable to regulated investment companies so that it will not be subject to U.S. federal income taxes on income and capital gains that are distributed to shareholders. For information about the federal income tax treatment of distributions to the separate accounts that hold shares in a Fund, you should refer to the product prospectus describing your particular variable annuity or variable life insurance contract.

PRINCIPAL RISKS

Each Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value stocks. This means the value of your investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which a Fund invests. Large value stocks may perform differently than the market as a whole and other types of stocks, such as small-company stocks and growth stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if a Fund's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Due to its investments in multinational companies, each Fund may experience increased market, liquidity, currency, political, information, and other risks.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Neither Fund is a complete investment program and may not be appropriate for all investors. You could lose money by investing in a Fund.

The following are some additional investment techniques that might be used by each Fund and some of the risks associated with those techniques:

ADJUSTING INVESTMENT EXPOSURE. Each Fund will be subject to the risks associated with investments. Each Fund may, but is not required to, use various strategies to change its investment exposure to adjust to changes in economic, social, political, and general market conditions, which affect security prices, interest rates, currency exchange rates, commodity prices, and other factors. For example, a Fund may seek to hedge against certain market risks. These strategies may involve effecting transactions in derivative and similar instruments, including but not limited to options, futures, forward contracts, swap agreements, warrants, and rights. If Lord Abbett judges market conditions incorrectly or use a hedging strategy that does not correlate well with the Fund's investments, it could result in a loss, even if Lord Abbett intended to lessen risk or enhance returns. These strategies may involve a small investment of cash compared to the magnitude of the risk assumed, and could produce disproportionate gains or losses.

CONVERTIBLE SECURITIES. Each Fund may invest in convertible bonds and convertible preferred stocks. These investments tend to be more volatile than debt securities, but tend to be less volatile and produce more income than their underlying common stocks. The markets for convertible securities may be less liquid than markets for common stocks or bonds.

DEPOSITARY RECEIPTS. Each Fund may invest in American Depositary Receipts ("ADRs") and similar depositary receipts. ADRs, typically issued by a financial institution (a "depositary"), evidence ownership interests in a security or a pool of securities issued by a foreign company and deposited with the depositary. Prices of ADRs are quoted in U.S. dollars and ADRs are traded in the United States. Ownership of ADRs entails similar investment risks to direct ownership of foreign securities traded outside the United States, including increased market, liquidity, currency, political, information, and other risks. Although a Fund may not invest more than 10% of its net assets in foreign securities, ADRs are not subject to this limitation.

LISTED OPTIONS ON SECURITIES. Each Fund may purchase and write national securities exchange-listed put and call options on securities or securities indices. A Fund may use options for hedging or cross-hedging purposes, or to seek to increase total return (which is considered a speculative activity). A "call option" is a contract sold for a price giving its holder the right to buy a specific number of securities at a specific price prior to a specified date. A "covered call option" is a call option issued on securities already owned by the writer of the call option for delivery to the holder upon the exercise of the option. A Fund may write covered call options with respect to securities in its portfolio in an attempt to increase income and to provide greater flexibility in the disposition of portfolio securities. A "put option" gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying securities at the exercise price at any time during the option period. A put option sold by a Fund is covered when, among other things, the Fund segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken. A Fund will not purchase an option if, as a result of such purchase, more than 10% of its total assets would be invested in premiums for such options. A Fund may only sell (write) covered put options to the extent that cover for such options does not exceed 15% of its net assets. A Fund may only sell (write) covered call options with respect to securities having an aggregate market value of less than 25% of its total assets at the time an option is written.

RISKS OF OPTIONS. Fund transactions in options, if any, involve additional risk of loss. Loss may result, for example, from adverse market movements, a lack of correlation between changes in the value of these derivative instruments and the Fund's assets being hedged, the potential illiquidity of the markets for derivative instruments, the risk that the counterparty to an OTC contract will fail to perform its obligations, or the risks arising from margin requirements and related leverage factors associated with such transactions.

INVESTMENT MANAGEMENT ARRANGEMENTS

PVA provides investment advisory and management services to the Phoenix-Lord Abbett Large-Cap Value Series pursuant to an Investment Advisory Agreement. Under the Investment Advisory Agreement, PVA is entitled to an investment advisory and management fee of 0.75% of the Fund's average daily net assets.

PVA has voluntarily agreed to reimburse the Phoenix-Lord Abbett Large-Cap Value Series for expenses other than the management fee to the extent that such expenses exceed 0.15% of the Fund's average daily net assets. PVA may change or eliminate this voluntary expense cap at any time without notice.

PVA has entered into an advisory agreement with Lord Abbett pursuant to which PVA has appointed Lord Abbett to carry out the day-to-day investment and reinvestment of the assets of the Phoenix-Lord Abbett Large-Cap Value Series. PVA compensates Lord Abbett based on an annual percentage of the Fund's daily net assets as follows: 0.35% on the first $600 million; 0.30% on the next $600 million, and 0.25% on the excess. No additional management fees are paid by the Phoenix-Lord Abbett Large-Cap Value Series to Lord Abbett.

Lord Abbett provides investment management services to the Lord Abbett Series Fund--Growth and Income Portfolio pursuant to an Investment Advisory Agreement. Under the Investment Advisory Agreement, Lord Abbett is entitled to an investment advisory and management fee at an annual rate of 0.50% of the Fund's average daily net assets. In addition, Lord Abbett provides certain administrative services to the Lord Abbett Series Fund--Growth and Income Portfolio for a fee at the annual rate of .04% of the Fund's average daily net assets. The Fund pays all expenses not expressly assumed by Lord Abbett.

PAST PERFORMANCE

The bar charts and tables below provide some indication of the risks of investing in each Fund by illustrating the variability of each Fund's returns. Each assumes reinvestment of dividends and distributions. A Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

The bar charts show changes in the performance of each Fund's shares from calendar year to calendar year. Each Fund's shares are currently sold only to certain insurance company separate accounts that fund variable annuity contracts and variable life insurance policies. These charts do not reflect the sales charges or other expenses of such contracts. If those sales charges and expenses were reflected, returns would be less.

[CHART]

--------------------------------------------------------------------------------
Bar Chart (per calendar year) -- Class VC Shares
--------------------------------------------------------------------------------

  94        +2.8%
  95       +29.8%
  96       +19.4%
  97       +24.7%
  98       +12.9%
  99       +16.7%
2000       +15.8%
2001        -6.7%
2002       -18.0%
2003       +31.0%

BEST QUARTER  2nd Q '03   +17.7%
WORST QUARTER 3rd Q '02   -19.3%

The tables below show how the average annual total returns of each Fund's shares compare to those of broad-based securities market indices. A Fund's average annual returns in a table do not reflect the deduction of any separate account or contract charges. The returns would have been less than those shown if such charges were deducted.

                   PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES
             AVERAGE ANNUAL TOTAL RETURNS THROUGH DECEMBER 31, 2003

                                               1 YEAR    LIFE OF THE FUND (1)
Phoenix-Lord Abbett Large-Cap Value Series      30.24%         20.33%

S&P 500(R)/Barra Value Index (2)                31.80%         21.24%

S&P 500(R) Index (3)                            28.71%         18.29%

     (1)  Since August 12, 2002.

     (2) The S&P 500(R)/Barra Value Index measures total return performance of companies with higher book-to-price ratios. The index is not available for direct investment and performance for the index does not reflect fees or expenses.

     (3) The S&P 500(R) Index is an unmanaged, commonly used measure of stock market total return performance and is provided for general comparative purposes. The index is not available for direct investment and does not reflect fees or expenses.

              LORD ABBETT SERIES FUND--GROWTH AND INCOME PORTFOLIO
             AVERAGE ANNUAL TOTAL RETURNS THROUGH DECEMBER 31, 2003

                                                       1 YEAR   5 YEARS   10 YEARS
Lord Abbett Series Fund--Growth and Income Portfolio    31.01%    6.25%    11.74%

S&P 500(R)/Barra Value Index                            31.79%    1.95%    10.55%

Russell 1000(R) Value Index (4)                         30.03%    3.56%    11.88%

S&P 500(R) Index                                        28.67%   -0.57%    11.06%

     (4) The Russell 1000(R) Value Index measures total return performance of companies with higher book-to-price ratios. The index is not available for direct investment and performance for the index does not reflect fees or expenses.

THE FUNDS' FEES AND EXPENSES

The following comparative fee table shows the fees and expenses for each Fund as of December 31, 2003. The fee table, including the example below, shows only expenses that are deducted from the assets of each Fund. The pro forma column of the table shows the Lord Abbett Series Fund--Growth and Income Portfolio's fees assuming that the Reorganization is approved. The table does not reflect fees associated with a separate account that invests in a Fund or any costs associated with ownership of a variable annuity or variable life insurance contract for which a Fund is an investment option. If these fees were reflected, the total expenses would be higher than those shown. The Funds do not assess any sales loads, redemption or exchange fees, but contract owners do indirectly bear Annual Fund Operating Expenses, which vary from year to year.

                         ANNUAL FUND OPERATING EXPENSES
    (expenses deducted from Fund assets, as a % of average daily net assets)

                                                              LORD ABBETT SERIES     PRO FORMA LORD ABBETT
                                    PHOENIX-LORD ABBETT        FUND--GROWTH AND       SERIES FUND--GROWTH
                                   LARGE-CAP VALUE SERIES      INCOME PORTFOLIO      AND INCOME PORTFOLIO
Management Fee                             0.75%                    0.50%                    0.50%

Other Expenses                             1.10%                    0.35%                    0.35%

Total Fund Operating Expenses              1.85%(1)                 0.85%                    0.85%

(1) As described above, PVA has voluntarily agreed to reimburse the Phoenix-Lord Abbett Large-Cap Value Series' expenses other than the management fee to the extent that such expenses exceed 0.15% of the Fund's average daily net assets (the "expense cap"). The Fund operating expenses after reimbursement were 0.90% for the year ended December 31, 2003. The expense cap noted above may be changed or eliminated at any time without notice.

The hypothetical example below helps you compare the cost of investing in each Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The table does not reflect fees associated with a separate account that invests in the Funds or any costs associated with ownership of a variable annuity or variable life insurance contract for which the Funds are investment options. If these fees were reflected, fees and charges would be higher than those shown. The examples do not assume that any fund expense waiver or reimbursement arrangements are in effect for the periods indicated. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

               FUND                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
Phoenix-Lord Abbett
Large-Cap Value Series                 $  188   $   581   $ 1,000   $  2,168

Lord Abbett Series Fund--
Growth and Income Portfolio            $   87   $   271   $   471   $  1,049

Pro Forma Lord Abbett Series Fund--
Growth and Income Portfolio            $   87   $   271   $   471   $  1,049

CAPITALIZATION

The following table sets forth, as of June 30, 2004, the capitalization of each Fund and the pro forma combined capitalization of the Lord Abbett Series Fund--Growth and Income Portfolio assuming the Reorganization has taken place. The capitalizations are likely to be different on the Closing Date as a result of daily share purchase and redemption activity.

                                                       NET ASSET VALUE     SHARES
               FUND                      NET ASSETS       PER SHARE      OUTSTANDING
Phoenix-Lord Abbett
Large-Cap Value Series                 $  60,557,984   $         13.25     4,571,017

Lord Abbett Series Fund--
Growth and Income Portfolio            $ 897,697,721   $         25.40    35,348,032

Pro Forma Lord Abbett Series Fund--
Growth and Income Portfolio            $ 958,255,705   $         25.40    37,732,589

It is impossible to predict how many shares of Lord Abbett Series Fund--Growth and Income Portfolio will actually be received and distributed by the Phoenix-Lord Abbett Large-Cap Value Series on the Reorganization date. The table should not be relied upon to determine the amount of Lord Abbett Series Fund--Growth and Income Portfolio's shares that will actually be received and distributed.

REASONS FOR THE PROPOSED REORGANIZATION

During discussions held on [________, 2004], the Board of Trustees of The Phoenix Edge Series Trust raised various questions, and received responsive information from PVA, regarding the Reorganization, including possible Reorganization candidates. At the meeting held on [________, 2004] the Board of Trustees of the Trust, including the trustees who are not "interested persons" (within the meaning of the 1940 Act) (the "Independent Trustees"), were presented with information to assist them in evaluating the Reorganization, such as: (a) the terms and conditions of the Reorganization; (b) the compatibility of the Funds' objectives, investment limitations and policies; (c) performance history for the Funds; (d) pro forma and/or estimated expense ratios for the Lord Abbett Series Fund--Growth and Income Portfolio and any changes in fees to be paid or borne by shareholders of the Phoenix-Lord Abbett Large-Cap Value Series (directly or indirectly) after the Reorganization; (e) the potential economies of scale to be gained from the Reorganization; (f) any direct or indirect federal income tax consequences to the shareholders of the Phoenix-Lord Abbett Large-Cap Value Series; (g) the fact that the Lord Abbett Series Fund--Growth and Income Portfolio will assume stated liabilities of the Phoenix-Lord Abbett Large-Cap Value Series; (h) the fact that Phoenix Life Insurance Company, Lord Abbett, or their affiliates will directly or indirectly bear the Reorganization expenses incurred by the Phoenix-Lord Abbett Large-Cap Value Series; and (i) the quality of management and compliance issues and regulatory developments. The Board, including all of the Independent Trustees, considered the above information, as well as other information, before approving the Reorganization Plan. In considering the Reorganization, the Independent Trustees were advised by independent legal counsel.

At the meeting on [________, 2004], the Board, including all of the Independent Trustees, determined that the Reorganization is in the best interests of the Phoenix-Lord Abbett Large-Cap Value Series and its shareholders and that the interests of existing Phoenix-Lord Abbett Large-Cap Value Series shareholders will not be diluted as a result of the Reorganization.

BOARD'S EVALUATION AND RECOMMENDATION

The Board, including the Independent Trustees, concluded that the Reorganization was in the best interests of shareholders for a number of reasons. The Board reviewed other available options for the Phoenix-Lord Abbett Large-Cap Value Series, including continuing to operate the Fund but without expense subsidies, seeking a new manager of the Trust, reorganizing the Fund with one or more other series of the Trust and reorganizing the Fund with other available funds. After reviewing alternatives, the Board, including the Independent Trustees, concluded that the proposed Reorganization with the Lord Abbett Series Fund--Growth and Income Portfolio was the best course available to the Phoenix-Lord Abbett Large-Cap Value Series. In reaching that conclusion, the Board noted that, based on the small size of the Fund and its sales projections, the Fund is not expected to reach a size that will provide a reasonable expense ratio without continued subsidies from PVA. In addition, the Board concluded that the Lord Abbett Series Fund--Growth and Income Portfolio was the best alternative, given that the Phoenix-Lord Abbett Large-Cap Value Series and the Lord Abbett Series Fund--Growth and Income Portfolio are both managed by the same portfolio management team and both are patterned after the same retail fund, and given that the Lord Abbett Series Fund--Growth and Income Portfolio has similar performance to and a lower overall expense ratio than the Phoenix-Lord Abbett Large-Cap Value Series before expense reimbursement. The Board also noted that the Phoenix-Lord Abbett Large-Cap Value Series will not bear any expenses in connection with the Reorganization. Based upon the Lord Abbett Series Fund--Growth and Income Portfolio's lower expense ratio and the fact that the Phoenix-Lord Abbett Large-Cap Value Series will not ultimately bear any costs associated with the Reorganization, the Board, including all of the Independent Trustees, concluded that the interests of existing shareholders of the Phoenix-Lord Abbett Large-Cap Value Series would not be diluted as a result of the Reorganization.

For the reasons described above, the Trustees, including the Independent Trustees, approved the Reorganization. In particular, the Trustees determined that the Reorganization is in the best interests of the Phoenix-Lord Abbett Large-Cap Value Series. Similarly, the Board of Directors of Lord Abbett Series Fund, Inc., including its Independent Directors, approved the Reorganization. They also determined that the Reorganization is in the best interests of Lord Abbett Series Fund--Growth and Income Portfolio.

THE TRUSTEES RECOMMEND THAT THE SHAREHOLDERS OF PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES VOTE FOR THE PROPOSAL TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION.

                    PHOENIX-LORD ABBETT MID-CAP VALUE SERIES
                                       and
                LORD ABBETT SERIES FUND--MID-CAP VALUE PORTFOLIO

                                   PROPOSAL 3

                APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION

This summary is designed to allow you to compare important characteristics of the Phoenix-Lord Abbett Mid-Cap Value Series with those of the Lord Abbett Series Fund--Mid-Cap Value Portfolio (each, a "Fund," and collectively, the "Funds") and provide you with additional information about the principal risks of investing in the Lord Abbett Series Fund--Mid-Cap Value Portfolio. Shareholders should read this entire Proxy Statement/Prospectus carefully, including the form of Agreement and Plan of Reorganization attached as Exhibit A-1, because it contains details that are not in the summary. For more information, please read the prospectus for each Fund.

BUSINESS OF THE FUNDS

The Phoenix-Lord Abbett Mid-Cap Value Series is a series of The Phoenix Edge Series Fund, which is a diversified open-end management investment company registered under the Investment Company Act and organized as a Massachusetts business trust. Lord Abbett Series Fund--Mid-Cap Value Portfolio is a class of the Lord Abbett Series Fund, Inc., which is a diversified open-end management investment company registered under the Investment Company Act and organized as a Maryland corporation.

As of December 31, 2004, the Phoenix-Lord Abbett Mid-Cap Value Series held net assets of [$__ million] and the Lord Abbett Series Fund--Mid-Cap Value Portfolio held net assets of [$__ million].

INVESTMENT ADVISERS AND PORTFOLIO MANAGERS

Phoenix Variable Advisors, Inc. ("PVA") is the investment adviser to the Phoenix-Lord Abbett Mid-Cap Value Series. PVA began operations as an investment adviser in 1999. As of December 31, 2004, PVA had [$___ million] in assets under management. PVA is located at One American Row, Hartford, Connecticut 06102-5056. Lord, Abbett & Co. LLC ("Lord Abbett") is the subadviser to the Phoenix-Lord Abbett Mid-Cap Value Series and is responsible for its day-to-day portfolio management. Founded in 1929, Lord Abbett manages one of the nation's oldest mutual fund complexes, with assets under management of approximately [$__ billion] in more than 40 mutual fund portfolios and other advisory accounts as of December 31, 2004. Lord Abbett is located at 90 Hudson Street, Jersey City, New Jersey 07302-3973. Lord Abbett is the investment adviser to the Lord Abbett Series Fund--Mid-Cap Value Portfolio and is responsible for its day-to-day portfolio management.

Although the investment advisers of the Funds are different, the portfolio management teams of each Fund are the same. Lord Abbett uses a team of investment managers and analysts acting together to manage each Fund's investments. Edward von der Linde, Partner and Investment Manager, heads the team. Mr. von der Linde joined Lord Abbett in 1988 and has been in the investment business since 1985. The other senior members of the team are Eileen Banko, Howard E. Hansen, and David Builder. Ms. Banko, Equity Analyst, joined Lord Abbett in 1990 and has been in the investment business since 1989. Mr. Hansen, Partner and Investment Manager, joined Lord Abbett in 1995, is a holder of the Chartered Financial Analyst designation, and has been in the investment business since 1985. Mr. Builder, Equity Analyst, joined Lord Abbett in 1998 and has been in the investment business since 1987.

INVESTMENT OBJECTIVES, POLICIES, AND RESTRICTIONS

This section will help you compare the investment objectives and principal investment strategies of the Phoenix-Lord Abbett Mid-Cap Value Series with the Lord Abbett Series Fund--Mid-Cap Value Portfolio. Please be aware that this is only a brief discussion. More information may be found in the Funds' prospectuses and statements of additional information.

The Funds have substantially similar investment objectives and invest in similar types of securities. The Phoenix-Lord Abbett Mid-Cap Value Series seeks capital appreciation. The Lord Abbett Series Fund--Mid-Cap Value Portfolio's objective is capital appreciation through investments believed to be undervalued in the marketplace.

To pursue these objectives, each Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of mid-sized companies, those with a market capitalization of roughly $500 million to $10 billion, at the time of purchase. This market capitalization range may vary in response to changes in the markets. Equity securities in which a Fund may invest include common stocks, convertible bonds, convertible preferred stocks, warrants, and similar instruments.

In selecting investments, each Fund, using a value approach, tries to identify stocks of companies that have the potential for significant market appreciation, due to growing recognition of improvement in their financial results, or increasing anticipation of such improvement. In trying to identify those companies, Lord Abbett looks for such factors as:
-  changes in economic and financial environment;
-  new or improved products or services;
-  new or rapidly expanding markets;
-  changes in management or structure of the company;
-  price increases for the company's products or services;
- improved efficiencies resulting from new technologies or changes in distribution; and
- changes in government regulations, political climate or competitive conditions.

At times each Fund may take a temporary defensive position by investing some or all of its assets in short-term fixed income securities. Such securities may be used to attempt to avoid losses in response to adverse market, economic, political, or other conditions, to invest uncommitted cash balances, or to maintain liquidity to meet shareholder redemptions. These securities may include: obligations of the U.S. Government and its agencies and instrumentalities, commercial paper, bank certificates of deposit, bankers' acceptances, and repurchase agreements collateralized by cash and obligations of the U.S. Government and its agencies and instrumentalities. These investments could reduce the benefit from any upswing in the market and prevent a Fund from achieving its investment objective.

PURCHASE AND REDEMPTION OF SHARES

With respect to each Fund, you may direct the purchase or redemption of shares of a Fund only in connection with your ownership of variable annuity contracts or variable life insurance policies offered through insurance company separate accounts. You may not place orders directly with a Fund. You should refer to the product prospectus describing your particular variable annuity or variable life insurance contract for information on how to select specific funds as underlying investment options for your contract and how to redeem monies from the sub-accounts that invest in the Funds.

With respect to each Fund, net asset value ("NAV") per share is calculated, under normal circumstances, each business day at the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time. Purchases and sales of Fund shares are executed at the NAV next determined after the Fund receives the order in proper form. Assuming they are in proper form, purchase and sale orders must be placed by the close of trading on the NYSE in order to receive that day's NAV; orders placed after the close of trading on the NYSE will receive the next day's NAV.

Shares of the Phoenix-Lord Abbett Mid-Cap Value Series are currently offered through certain separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company. Shares of the Lord Abbett Series Fund--Mid-Cap Value Portfolio are currently offered only to separate accounts of certain insurance companies that are unaffiliated with Lord Abbett.

TRANSFER PRIVILEGES

You may reallocate assets held under your variable annuity or variable life insurance contract to other funds offered under your contract consistent with the provisions of your contract and timely receipt by the insurance company of all information necessary to process such requests.

DISTRIBUTIONS AND TAXES

Each Fund expects to pay its shareholders dividends from its net investment income annually and to distribute any net capital gains annually. The Phoenix-Lord Abbett Mid-Cap Value Series automatically reinvests all income and capital gain distributions in additional shares of the Fund. The Lord Abbett Series Fund--Mid-Cap Value Portfolio reinvests all dividends and distributions in additional shares of the Fund at the election of the participating life insurance companies.

Each Fund intends to comply with the diversification requirements of the Internal Revenue Code applicable to regulated investment companies so that it will not be subject to U.S. federal income taxes on income and capital gains that are distributed to shareholders. For information about the federal income tax treatment of distributions to the separate accounts that hold shares in a Fund, you should refer to the product prospectus describing your particular variable annuity or variable life insurance contract.

PRINCIPAL RISKS

Each Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value stocks and mid-sized company stocks. This means the value of your investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which a Fund invests. The stocks of mid-sized companies may perform differently than the market as a whole and other types of stocks, such as large-company stocks and growth stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if a Fund's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Investments in mid-sized company stocks generally involve greater risks than investments in large-company stocks. Mid-sized companies may be less able to weather economic shifts or other adverse developments than larger, more established companies. They may have less experienced management and unproven track records. They may rely on limited product lines and have more limited financial resources. These factors may make them more susceptible to setbacks or economic downturns. Mid-sized company stocks tend to have fewer shares outstanding and trade less frequently than the stocks of larger companies. In addition, there may be less liquidity in mid-sized company stocks, subjecting them to greater price fluctuations than larger company stocks.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Neither Fund is a complete investment program and may not be appropriate for all investors. You could lose money by investing in a Fund.

The following are some additional investment techniques that might be used by each Fund and some of the risks associated with those techniques:

ADJUSTING INVESTMENT EXPOSURE. Each Fund will be subject to the risks associated with investments. Each Fund may, but is not required to, use various strategies to change its investment exposure to adjust to changes in economic, social, political, and general market conditions, which affect security prices, interest rates, currency exchange rates, commodity prices, and other factors. For example, a Fund may seek to hedge against certain market risks. These strategies may involve effecting transactions in derivative and similar instruments, including but not limited to options, futures, forward contracts, swap agreements, warrants, and rights. If Lord Abbett judges market conditions incorrectly or uses a hedging strategy that does not correlate well with a Fund's investments, it could result in a loss, even if Lord Abbett intended to lessen risk or enhance returns. These strategies may involve a small investment of cash compared to the magnitude of the risk assumed, and could produce disproportionate gains or losses.

CONVERTIBLE SECURITIES. Each Fund may invest in convertible bonds and convertible preferred stocks. These investments tend to be more volatile than debt securities, but tend to be less volatile and produce more income than their underlying common stocks. The markets for convertible securities may be less liquid than markets for common stocks or bonds.

DEPOSITARY RECEIPTS. Each Fund may invest in American Depositary Receipts ("ADRs") and similar depositary receipts. ADRs, typically issued by a financial institution (a "depositary"), evidence ownership interests in a security or a pool of securities issued by a foreign company and deposited with the depositary. Prices of ADRs are quoted in U.S. dollars and ADRs are traded in the United States. Ownership of ADRs entails similar investment risks to direct ownership of foreign securities traded outside the United States, including increased market, liquidity, currency, political, information, and other risks.

FOREIGN SECURITIES. Each Fund may invest up to 10% of its net assets in foreign securities that are primarily traded outside the United States. This limitation does not include ADRs. Foreign securities may pose greater risks than domestic securities. Foreign markets and the securities traded in them may not be subject to the same degree of regulation as U.S. markets. As a result, there may be less information publicly available about foreign companies than most U.S. companies. Securities clearance and settlement procedures and trading practices may be different, and transaction costs may be higher in foreign countries. There may be less trading volume and liquidity in foreign markets, subjecting the securities traded in them to greater price fluctuations. Foreign investments also may be affected by changes in currency rates or currency controls.

LISTED OPTIONS ON SECURITIES. Each Fund may purchase and write national securities exchange-listed put and call options on securities or securities indices. A Fund may use options for hedging or cross-hedging purposes, or to seek to increase total return (which is considered a speculative activity). A "call option" is a contract sold for a price giving its holder the right to buy a specific number of securities at a specific price prior to a specified date. A "covered call option" is a call option issued on securities already owned by the writer of the call option for delivery to the holder upon the exercise of the option. A Fund may write covered call options with respect to securities in its portfolio in an attempt to increase income and to provide greater flexibility in the disposition of portfolio securities. A "put option" gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying securities at the exercise price at any time during the option period. A put option sold by a Fund is covered when, among other things, the Fund segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken. A Fund will not purchase an option if, as a result of such purchase, more than 10% of its total assets would be invested in premiums for such options. The Fund may only sell (write) covered put options to the extent that cover for such options does not exceed 15% of its net assets. A Fund may only sell (write) covered call options with respect to securities having an aggregate market value of less than 25% of its total assets at the time an option is written.

RISKS OF OPTIONS. Fund transactions in options, if any, involve additional risk of loss. Loss may result, for example, from adverse market movements, a lack of correlation between changes in the value of these derivative instruments and the Fund's assets being hedged, the potential illiquidity of the markets for derivative instruments, the risk that the counterparty to an OTC contract will fail to perform its obligations, or the risks arising from margin requirements and related leverage factors associated with such transactions.

INVESTMENT MANAGEMENT ARRANGEMENTS

PVA provides investment advisory and management services to the Phoenix-Lord Abbett Mid-Cap Value Series pursuant to an Investment Advisory Agreement. Under the Investment Advisory Agreement, PVA is entitled to an investment advisory and management fee of 0.85% of the Fund's average daily net assets.

PVA has voluntarily agreed to reimburse the Phoenix-Lord Abbett Mid-Cap Value Series for expenses other than the management fee to the extent that such expenses exceed 0.15% of the Fund's average daily net assets. PVA may change or eliminate this voluntary expense cap at any time without notice.

PVA has entered into an advisory agreement with Lord Abbett pursuant to which PVA has appointed Lord Abbett to carry out the day-to-day investment and reinvestment of the assets of the Phoenix-Lord Abbett Mid-Cap Value Series. PVA compensates Lord Abbett based on an annual percentage of the Fund's daily net assets as follows: 0.45% on the first $200 million; 0.40% on the next $300 million, and 0.375% on the excess. No additional management fees are paid by the Phoenix-Lord Abbett Mid-Cap Value Series to Lord Abbett.

Lord Abbett provides investment management services to the Lord Abbett Series Fund--Mid-Cap Value Portfolio pursuant to an Investment Advisory Agreement. Under the Investment Advisory Agreement, Lord Abbett is entitled to an investment advisory and management fee at an annual rate of 0.75% of the Fund's average daily net assets. In addition, Lord Abbett provides certain administrative services to the Lord Abbett Series Fund--Mid-Cap Value Portfolio for a fee at the annual rate of .04% of the Fund's average daily net assets. The Fund pays all expenses not expressly assumed by Lord Abbett.

PAST PERFORMANCE

The bar charts and tables below provide some indication of the risks of investing in each Fund by illustrating the variability of each Fund's returns. Each assumes reinvestment of dividends and distributions. A Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

The bar charts show changes in the performance of each Fund's shares from calendar year to calendar year. Each Fund's shares are currently sold only to certain insurance company separate accounts that fund variable annuity contracts and variable life insurance policies. These charts do not reflect the sales charges or other expenses of such contracts. If those sales charges and expenses were reflected, returns would be less.

[CHART]

--------------------------------------------------------------------------------
BAR CHART (PER CALENDAR YEAR) -- CLASS VC SHARES
--------------------------------------------------------------------------------

2000           +52.4%
2001            +8.1%
2002            -9.8%
2003           +24.8%

BEST QUARTER    2nd Q '03  +15.3%
WORST QUARTER   3rd Q '02  -14.7%

The tables below show how the average annual total returns of each Fund's shares compare to those of broad-based securities market indices. A Fund's average annual returns in a table do not reflect the deduction of any separate account or contract charges. The returns would have been less than those shown if such charges were deducted.

                    PHOENIX-LORD ABBETT MID-CAP VALUE SERIES
             AVERAGE ANNUAL TOTAL RETURNS THROUGH DECEMBER 31, 2003

                                                   1 YEAR   LIFE OF THE FUND (1)
Phoenix-Lord Abbett Mid-Cap Value Series            24.47%         17.14%

S&P MidCap 400(R)/Barra Value Index (2)             40.22%         25.64%

S&P 500(R) Index (3)                                28.71%         18.29%

     (1)  Since August 12, 2002.

     (2) The S&P MidCap 400(R)/Barra Value Index measures the total return performance of mid-size companies with higher book-to-price ratios. The index is not available for direct investment and performance for the index does not reflect fees or expenses.

     (3) The S&P 500(R) Index is an unmanaged, commonly used measure of stock market total return performance and is provided for general comparative purposes. The index is not available for direct investment and performance for the index does not reflect fees or expenses.

                LORD ABBETT SERIES FUND--MID-CAP VALUE PORTFOLIO
             AVERAGE ANNUAL TOTAL RETURNS THROUGH DECEMBER 31, 2003

                                                   1 YEAR   LIFE OF THE FUND (4)
Lord Abbett Series Fund--Mid-Cap Value Portfolio    18.01%         12.51%

S&P MidCap 400(R)/Barra Value Index                 40.22%         25.64%

Russell Midcap(R) Value Index (5)                    4.10%          6.51%

     (4)  Since September 15, 1999.

     (5) The Russell Midcap(R) Value Index measures the total return performance of mid-size companies with higher book-to-price ratios. The index is not available for direct investment and performance for the index does not reflect fees or expenses.

THE FUNDS' FEES AND EXPENSES

The following comparative fee table shows the fees and expenses for each Fund as of December 31, 2003. The fee table, including the example below, shows only expenses that are deducted from the assets of each Fund. The pro forma column of the table shows the Lord Abbett Series Fund--Mid-Cap Value Portfolio's fees assuming that the Reorganization is approved. The table does not reflect fees associated with a separate account that invests in a Fund or any costs associated with ownership of a variable annuity or variable life insurance contract for which a Funds is an investment option. If these fees were reflected, the total expenses would be higher than those shown. The Funds do not assess any sales loads, redemption or exchange fees, but contract owners do indirectly bear Annual Fund Operating Expenses, which vary from year to year.

                         ANNUAL FUND OPERATING EXPENSES
    (expenses deducted from Fund assets, as a % of average daily net assets)

                                                                 LORD ABBETT SERIES     PRO FORMA LORD ABBETT
                                        PHOENIX-LORD ABBETT     FUND--MID-CAP VALUE      SERIES FUND--MID-CAP
                                       MID-CAP VALUE SERIES          PORTFOLIO             VALUE PORTFOLIO
Management Fee                                 0.85%                    0.75%                    0.75%

Other Expenses                                 2.32%                    0.33%                    0.33%

Total Fund Operating Expenses                  3.17%(1)                 1.08%                    1.08%

(1) As described above, PVA has voluntarily agreed to reimburse the Phoenix-Lord Abbett Mid-Cap Value Series' expenses other than the management fee to the extent that such expenses exceed 0.15% of the Fund's average daily net assets (the "expense cap"). The Fund operating expenses after reimbursement were 1.00% for the year ended December 31, 2003. The expense cap noted above may be changed or eliminated at any time without notice.

The hypothetical example below helps you compare the cost of investing in each Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The table does not reflect fees associated with a separate account that invests in the Funds or any costs associated with ownership of a variable annuity or variable life insurance contract for which the Funds are investment options. If these fees were reflected, fees and charges would be higher than those shown. The examples do not assume that any fund expense waiver or reimbursement arrangements are in effect for the periods indicated. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

               FUND                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
Phoenix-Lord Abbett
Mid-Cap Value Series                  $  320   $   978   $ 1,660   $  3,477

Lord Abbett Series Fund--
Mid-Cap Value Portfolio               $  110   $   343   $   595   $  1,317

Pro Forma Lord Abbett Series Fund--
Mid-Cap Value Portfolio               $  110   $   343   $   595   $  1,317

CAPITALIZATION

The following table sets forth, as of June 30, 2004, the capitalization of each Fund and the pro forma combined capitalization of the Lord Abbett Series Fund--Mid-Cap Value Portfolio assuming the Reorganization has taken place. The capitalizations are likely to be different on the Closing Date as a result of daily share purchase and redemption activity.

                                                        NET ASSET VALUE      SHARES
               FUND                      NET ASSETS        PER SHARE       OUTSTANDING
Phoenix-Lord Abbett
Mid-Cap Value Series                   $  17,716,578    $         13.44      1,318,523

Lord Abbett Series Fund--
Mid-Cap Value Portfolio                $ 560,838,708    $         18.62     30,113,374

Pro Forma Lord Abbett Series Fund--
Mid-Cap Value Portfolio                $ 578,555,286    $         18.62     31,064,642

It is impossible to predict how many shares of Lord Abbett Series Fund--Mid-Cap Value Portfolio will actually be received and distributed by the Phoenix-Lord Abbett Mid-Cap Value Series on the Reorganization date. The table should not be relied upon to determine the amount of Lord Abbett Series Fund--Mid-Cap Value Portfolio's shares that will actually be received and distributed.

REASONS FOR THE PROPOSED REORGANIZATION

During discussions held on [________, 2004], the Board of Trustees of The Phoenix Edge Series Trust raised various questions, and received responsive information from PVA, regarding the Reorganization, including possible Reorganization candidates. At the meeting held on [________, 2004] the Board of Trustees of the Trust, including the trustees who are not "interested persons" (within the meaning of the 1940 Act) (the "Independent Trustees"), were presented with information to assist them in evaluating the Reorganization, such as: (a) the terms and conditions of the Reorganization; (b) the compatibility of the Funds' objectives, investment limitations and policies; (c) performance history for the Funds; (d) pro forma and/or estimated expense ratios for the Lord Abbett Series Fund--Mid-Cap Value Portfolio and any changes in fees to be paid or borne by shareholders of the Phoenix-Lord Abbett Mid-Cap Value Series (directly or indirectly) after the Reorganization; (e) the potential economies of scale to be gained from the Reorganization; (f) any direct or indirect federal income tax consequences to the shareholders of the Phoenix-Lord Abbett Mid-Cap Value Series; (g) the fact that the Lord Abbett Series Fund--Mid-Cap Value Portfolio will assume stated liabilities of the Phoenix-Lord Abbett Mid-Cap Value Series; (h) the fact that Phoenix Life Insurance Company, Lord Abbett, or their affiliates will directly or indirectly bear the Reorganization expenses incurred by the Phoenix-Lord Abbett Mid-Cap Value Series; and (i) the quality of management and compliance issues and regulatory developments. The Board, including all of the Independent Trustees, considered the above information, as well as other information, before approving the Reorganization Plan.

In considering the Reorganization, the Independent Trustees were advised by independent legal counsel.

At the meeting on [________, 2004], the Board, including all of the Independent Trustees, determined that the Reorganization is in the best interests of the Phoenix-Lord Abbett Mid-Cap Value Series and its shareholders and that the interests of existing Phoenix-Lord Abbett Mid-Cap Value Series shareholders will not be diluted as a result of the Reorganization.

BOARD'S EVALUATION AND RECOMMENDATION

The Board, including the Independent Trustees, concluded that the Reorganization was in the best interests of shareholders for a number of reasons. The Board reviewed other available options for the Phoenix-Lord Abbett Mid-Cap Value Series, including continuing to operate the Fund but without expense subsidies, seeking a new manager of the Trust, reorganizing the Fund with one or more other series of the Trust and reorganizing the Fund with other available funds. After reviewing alternatives, the Board, including the Independent Trustees, concluded that the proposed Reorganization with the Lord Abbett Series Fund--Mid-Cap Value Portfolio was the best course available to the Phoenix-Lord Abbett Mid-Cap Value Series. In reaching that conclusion, the Board noted that, based on the small size of the Fund and its sales projections, the Fund is not expected to reach a size that will provide a reasonable expense ratio without continued subsidies from PVA. In addition, the Board concluded that the Lord Abbett Series Fund--Mid-Cap Value Portfolio was the best alternative, given that the Phoenix-Lord Abbett Mid-Cap Value Series and the Lord Abbett Series Fund--Mid-Cap Value Portfolio are both managed by the same portfolio management team and both are patterned after the same retail fund, and given that the Lord Abbett Series Fund--Mid-Cap Value Portfolio has similar performance to and a lower overall expense ratio than the Phoenix-Lord Abbett Mid-Cap Value Series before expense reimbursements. The Board also noted that the Phoenix-Lord Abbett Mid-Cap Value Series will not bear any expenses in connection with the Reorganization. Based upon the Lord Abbett Series Fund--Mid-Cap Value Portfolio's lower expense ratio and the fact that the Phoenix-Lord Abbett Mid-Cap Value Series will not ultimately bear any costs associated with the Reorganization, the Board, including all of the Independent Trustees, concluded that the interests of existing shareholders of the Phoenix-Lord Abbett Mid-Cap Value Series would not be diluted as a result of the Reorganization.

For the reasons described above, the Trustees, including the Independent Trustees, approved the Reorganization. In particular, the Trustees determined that the Reorganization is in the best interests of the Phoenix-Lord Abbett Mid-Cap Value Series. Similarly, the Board of Directors of Lord Abbett Series Fund, Inc., including its Independent Directors, approved the Reorganization. They also determined that the Reorganization is in the best interests of Lord Abbett Series Fund--Mid-Cap Value Portfolio.

THE TRUSTEES RECOMMEND THAT THE SHAREHOLDERS OF PHOENIX-LORD ABBETT MID-CAP VALUE SERIES VOTE FOR THE PROPOSAL TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION.

DESCRIPTION OF EACH AGREEMENT AND PLAN OF REORGANIZATION.

The shareholders of each Phoenix Fund are being asked to approve an Agreement and Plan of Reorganization, substantially in the form attached as Exhibit A (each, a "Reorganization Plan"). The following summary is qualified in its entirety by reference to the form of Reorganization Plan in Exhibit A.

The Reorganization Plan provides for each Reorganization to occur at 4:00 p.m., Eastern time, on or about _________, 2005, unless your Phoenix Fund and the corresponding Lord Abbett Fund agree in writing to a later date. Your Phoenix Fund will transfer all of its assets to the corresponding Lord Abbett Fund. The corresponding Lord Abbett Fund will assume your Phoenix Fund's liabilities that are included in the calculation of your Phoenix Fund's net asset value on the Closing Date. The net asset value of both Funds will be computed as of 4:00 p.m., Eastern time, on the Closing Date.

Each Lord Abbett Fund will issue to the corresponding Phoenix Fund a number of full and fractional shares with an aggregate net asset value equal to the value of the net assets of the corresponding Phoenix Fund. These shares will immediately be distributed to the Phoenix Fund's shareholders in proportion to the relative net asset value of their holdings of the Phoenix Fund's shares on the Closing Date. As a result, each Phoenix Fund's shareholders will end up as shareholders of the corresponding Lord Abbett Fund.

After the distribution of shares, your Phoenix Fund will be liquidated and dissolved as soon as practicable. Shares of each Lord Abbett Fund to be issued will have no preemptive or conversion rights.

Each Reorganization is intended to result in no income, gain or loss being recognized for federal income tax purposes.

Each Reorganization Plan contains customary representations, warranties and conditions. Each Reorganization Plan provides that the consummation of the Reorganization is conditioned upon, among other things, approval of the Reorganization by the Phoenix Fund's shareholders and receipt by the Fund of a reasonably satisfactory opinion of Wilmer Cutler Pickering Hale and Dorr LLP as to the federal income tax consequences of the Reorganization.

The Board of either The Phoenix Edge Series Fund or the Lord Abbett Series Fund, Inc. may terminate a Plan (even if the shareholders of your Phoenix Fund have already approved it) at any time before the Closing Date, if any of the required conditions have not been met or if a Board believes in good faith that proceeding with the Reorganization would no longer be in the best interests of shareholders.

COSTS OF EACH REORGANIZATION.

The Funds will pay no expenses associated with their participation in the Reorganization. All expenses associated with the Reorganizations will be paid directly or indirectly by Phoenix Life Insurance Company or Lord Abbett or one of their affiliates.

MATERIAL FEDERAL INCOME TAX CONSEQUENCES OF EACH REORGANIZATION.

The following is a summary of the material anticipated federal income tax consequences of each Reorganization. The discussion is based upon the Internal Revenue Code of 1986, as amended (the "Code"), Treasury regulations, court decisions, published positions of the Internal Revenue Service (the "IRS"), and other applicable authorities, all as in effect on the date of this Proxy Statement/Prospectus and all of which are subject to change and differing interpretations (possibly with retroactive effect). This summary is limited to U.S. persons who hold shares of the Phoenix Funds as capital assets for federal income tax purposes (generally, assets held for investment). This summary does not address all of the federal income tax consequences that may be relevant to a particular person or to persons that may be subject to special treatment under federal income tax laws. You should consult your tax adviser as to the federal income tax consequences to you of the Reorganization, as well as the effects of state, local, and foreign tax laws.

Each Reorganization is intended to qualify for U.S. federal income tax purposes as a reorganization within the meaning of Section 368(a) of the Code. If each Reorganization does so qualify:

   - The Phoenix Fund and the Lord Abbett Fund will each be a "party to a reorganization" within the meaning of Section 368(a) of the Code;

   - No gain or loss will be recognized by the Phoenix Fund upon (1) the transfer of all of its assets to the Lord Abbett Fund as described in this Proxy Statement/Prospectus or (2) the distribution by the Phoenix Fund of Lord Abbett Fund shares to the Phoenix Fund's shareholders;

   - No gain or loss will be recognized by the Lord Abbett Fund upon the receipt of the Phoenix Fund's assets solely in exchange for the issuance of Lord Abbett Fund shares to the Phoenix Fund and the assumption of the Phoenix Fund's liabilities by the corresponding Lord Abbett Fund;

   - The tax basis of the assets of the Phoenix Fund acquired by the corresponding Lord Abbett Fund will be the same as the tax basis of those assets in the hands of the Phoenix Fund immediately before the transfer;

   - The tax holding period of the assets of the Phoenix Fund in the hands of the corresponding Lord Abbett Fund will include the Phoenix Fund's tax holding period for those assets;

   - Shareholders will not recognize gain or loss upon the exchange of shares of the Phoenix Fund solely for Lord Abbett Fund shares as part of the Reorganization;

   - The tax basis of the Lord Abbett Fund shares received by shareholders in the Reorganization will be the same as the tax basis of their shares of the Phoenix Fund surrendered in exchange; and

   - The tax holding period of the Lord Abbett Fund shares shareholders receive will include the tax holding period of the Phoenix Fund shares surrendered in the exchange, provided that shareholders held the Phoenix Fund shares as capital assets on the date of the exchange.

As a condition to the closing of each Reorganization, the Phoenix Fund and the corresponding Lord Abbett Fund will receive a tax opinion from Wilmer Cutler Pickering Hale and Dorr LLP, counsel to the Lord Abbett Funds, to the effect that the Reorganization will qualify as a reorganization within the meaning of
Section 368(a) of the Code. In rendering such opinion, counsel shall rely upon, among other things, reasonable assumptions as well as representations of the Phoenix Fund and the Lord Abbett Fund (see the annexes to the Plan). No tax ruling from the IRS regarding the Reorganizations has been requested. The tax opinion is not binding on the IRS or a court and does not preclude the IRS from asserting or adopting a contrary position.

The Reorganizations will not be a taxable event under federal income tax law for those contract owners who have a portion of their variable annuity contract or variable life insurance policy allocated to the Phoenix Funds.

The federal income tax treatment of the Funds is identical. All seek to qualify as regulated investment companies under the Code and to comply with Section 817(h) of the Code. This means that no Fund expects to pay any federal income taxes on income and gains that are distributed to shareholders. You should refer to the product prospectus describing your variable annuity contract or variable life insurance policy for a discussion of the tax consequences of that contract to you.

SHAREHOLDER RIGHTS

Each Lord Abbett Fund is a series or class (each a "series") of Lord Abbett Series Fund, Inc. ("LASF"), a Maryland corporation. The operations of the Lord Abbett Funds are governed by LASF's Articles of Incorporation and Bylaws, as amended, and by Maryland law. The business of the Lord Abbett Funds is supervised by the Board of Directors of LASF. Each Phoenix Fund is a series of The Phoenix Edge Series Fund (the "Trust"), a Massachusetts business trust, which is an unincorporated voluntary association organized under the laws of the Commonwealth of Massachusetts. The operations of the Phoenix Funds are governed by the Trust's Declaration of Trust, as amended, and by Massachusetts law. The business of the Phoenix Funds is supervised by the Board of Trustees of the Trust. The responsibilities, powers and fiduciary duties of directors under Maryland law are substantially the same as those for trustees under Massachusetts law. The Lord Abbett Funds and the Phoenix Funds are registered with the SEC as open-end management investment companies and are subject to the provisions of the 1940 Act and the rules and regulations thereunder.

Even though LASF is a Maryland corporation and the Trust is a Massachusetts business trust, shareholders of both have similar rights. While LASF and the Trust are different entities, and, thus, governed by different organizational documents, the Reorganization will not result in material differences in shareholder rights. The shares of the Lord Abbett Funds to be distributed to shareholders of the Phoenix Funds will generally have the same legal characteristics as the shares of the Phoenix Funds with respect to such matters as voting rights, assessibility, conversion rights, and transferability.

Consistent with Maryland law, LASF has authorized a specific number of shares for each of the Lord Abbett Funds, although the organizational documents of LASF authorize the Board to increase or decrease the authorized number of shares, from time to time, as it considers necessary. Consistent with Massachusetts law, the Trust has authorized the issuance of an unlimited number of shares for each of the Phoenix Funds. Each of LASF's and the Trust's organizational documents allow each entity's Board to create one or more separate investment portfolios and to establish separate series or classes of shares for each portfolio and to further subdivide the shares of a series into one or more classes. For both the Lord Abbett Funds and the Phoenix Funds, there are no conversion or preemptive rights in connection with their shares. All shares when issued will be fully paid and nonassessable.

Neither the Lord Abbett Funds nor the Phoenix Funds are required, and none of the Funds anticipate, holding annual meetings of their shareholders. Each Fund has certain mechanics whereby shareholders can call a special meeting of their Fund. Shareholders generally have the right to approve investment advisory agreements, elect trustees/directors, change fundamental investment policies, ratify the selection of independent auditors and vote on other matters required by law or deemed desirable by their Boards.

Under Maryland law, shareholders have no personal liability for acts or obligations of the corporation, except that a shareholder may be liable to the extent that (i) the dividends a shareholder receives exceed the amount which properly could have been paid under Maryland law, (ii) the consideration paid to a shareholder by the Maryland corporation for stock was paid in violation of Maryland law or (iii) a shareholder otherwise receives any distribution, payment or release which exceeds the amount which a shareholder could properly receive under Maryland law.

Under Massachusetts law, shareholders of a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, to protect against any liability for shareholders, the Declaration of Trust of the Trust provides (i) that the shareholders shall not be subject to any personal liability for the acts or obligations of any of the Phoenix Funds, (ii) that every written agreement, obligation, instrument or undertaking made on behalf of the Phoenix Funds shall contain a provision to the effect that the shareholders are not personally liable thereunder, and (iii) that shareholders will be indemnified out of the assets of the Fund if any shareholder is held personally liable for the obligations of a Fund. The adviser of the Phoenix Funds believes the risk of liability to a shareholder beyond his or her investment is remote.

With respect to a series of shares of LASF and the Trust, except as described below, shares of the same class have equal dividend, distribution, liquidation, and voting rights, and fractional shares have those rights proportionately. Each series or class of shares of LASF bears its own expenses Each series of shares of the Trust also bears its own expenses. Shares of the Lord Abbett Funds are entitled to one vote per share. Generally, shares of the Trust will be voted in the aggregate without differentiation between separate series, except as to any matter with respect to which a separate vote of any series is required. Generally, shares of LASF will be voted in the aggregate without differentiation between separate series or classes, except if: (1) a matter only affects certain series or classes, then only shares of such affected series or classes shall be voted in the aggregate; or (2) the Board determines that the matter should be voted on separately by individual series or classes.

The foregoing is only a summary of certain characteristics of the operations of the Declaration of Trust of the Trust, Articles of Incorporation of LASF, their respective Bylaws and Massachusetts and Maryland law and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Declaration of Trust, Articles of Incorporation, Bylaws and Massachusetts and Maryland law directly for more complete information.

VOTING MATTERS

This Proxy Statement/Prospectus is furnished in connection with the solicitation by the Board of Trustees of the Trust of proxies to be used at a Special Meeting of shareholders of each of the Phoenix Funds.

As discussed above, shares of the Phoenix Funds are offered only to insurance company separate accounts as investment options under their variable annuity contracts. The record owners of the shares of the Phoenix Funds include the Phoenix Life Variable Universal Life Account, Phoenix Life and Annuity Variable Universal Life Account and the PHLVIC Variable Universal Life Account (collectively, the "VUL Accounts"), which fund variable life insurance policies, and the Phoenix Life Variable Accumulation Account and the PHL Variable Accumulation Account (collectively, the "VA Accounts"), which fund variable annuity contracts.

Contract/policy owners have the right to instruct Phoenix Life Insurance Company and its affiliated insurance companies (together, "Phoenix Life") on how to vote the shares related to their interests through their contracts/policies. Each shareholder of record at the close of business on [_________, 2005] (the "Record Date") is entitled to a notice of the Special Meeting and will be asked to instruct Phoenix Life how to vote at the Special Meeting or any adjourned or postponed session. The number of votes with respect to which each shareholder will be entitled to instruct Phoenix Life will be determined by applying the shareholder's percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which a shareholder may provide instructions will be determined as of the Record Date.

In accordance with its view of applicable law, Phoenix Life will vote the shares of each Phoenix-Fund for which Phoenix Life receives voting instructions from the shareholder in accordance with those instructions. Phoenix Life will vote shares for which it has not received timely voting instructions from shareholders and any shares held by Phoenix Life or its affiliates for their own accounts in the same proportion as the shares for which shareholders have provided voting instructions to Phoenix Life.

In addition to the proxy solicitation by mail, officers and regular employees of Phoenix Life or one of its affiliates may solicit voting instructions personally, by telephone or telegram. Phoenix Life will, upon request, reimburse banks, brokers, fiduciaries, and nominees for their reasonable expenses in sending proxy materials. The cost of solicitation of voting instructions will be borne indirectly by Phoenix Life or an affiliate. You can provide voting instructions in any one of four ways:

   -  THROUGH THE INTERNET - www.proxyweb.com
   -  BY TELEPHONE - 800-690-6903
   - BY MAIL - using the enclosed Voting Instructions Card(s) and postage paid envelope
   -  IN PERSON - at the Special Meeting

We encourage you to vote by telephone or by Internet. Have your Voting Instruction Card in hand, and call the number or go to the website and follow the instructions given there. These voting methods will reduce the time and costs of this proxy solicitation. Whichever method you choose, please read the enclosed proxy statement carefully before you vote.

If a shareholder wishes to participate in the Special Meeting but does not wish to authorize the execution of an instruction card by telephone or Internet, the shareholder may still submit the completed Voting Instruction Card form included with this Proxy Statement/Prospectus in the postage-paid return envelope or attend the Special Meeting in person.

Proxies executed by shareholders may be revoked at any time before they are exercised by a written revocation received by the Secretary of the Trust, by properly executing a later-dated proxy (in writing, or by telephone or by the Internet) or by voting in person at the Special Meeting and giving oral notice of revocation to the Chairman of the Special Meeting.

The staff of the SEC has taken the position that any rights to appraisal arising under state law are preempted by the provisions of the 1940 Act and Rule 22c-1 thereunder, which generally requires that shares of a registered open-end investment company be valued at their next determined net asset value.

A majority of the outstanding voting shares of each Phoenix Fund entitled to vote shall constitute a quorum for the Special Meeting. Because Phoenix Life, through its VUL Accounts and VA Accounts is the record owner of the Phoenix Funds, Phoenix Life's attendance at the Special Meeting will constitute a quorum. A favorable vote of a "majority of the outstanding voting securities" of the applicable Phoenix Fund is required to approve each Proposal. Under the Investment Company Act, the vote of a majority of the outstanding voting securities means the affirmative vote of the lesser of (i) 67% or more of the eligible votes of the applicable Phoenix Fund represented at the Special Meeting if more than 50% of the eligible votes of the Phoenix Fund are represented at the Special Meeting in person or by proxy, or (ii) more than 50% of the eligible votes of the applicable Phoenix Fund. For purposes of determining the presence of a quorum for transacting business at the Special Meeting and for determining whether sufficient votes have been received for approval of the proposal to be acted upon at the Special Meeting, abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present at the Special Meeting but which have not been voted. For this reason, abstentions and broker non-votes will assist each Phoenix

Fund in obtaining a quorum, but both have the practical effect of a "no" vote for purposes of obtaining the requisite vote for approval of each Proposal.

If either (a) a quorum is not present at the Special Meeting or (b) a quorum is present but sufficient votes in favor of the Reorganization proposal have not been obtained, then the persons named as proxies may propose one or more adjournment(s) of the Special Meeting without further notice to shareholders to permit further solicitation of proxies provided such persons determine, after consideration of all relevant factors, including the nature of the proposal, the percentage of votes then cast, the percentage of negative votes then cast, the nature of the proposed solicitation activities and the nature of the reasons for such further solicitation, that an adjournment and additional solicitation is reasonable and in the interests of shareholders. The persons named as proxies will vote those proxies that are required to be voted FOR the Reorganization proposal in favor of such an adjournment and will vote those proxies required to be voted AGAINST the Reorganization proposal against such adjournment.

The Special Meeting may be adjourned from time to time by the vote of a majority of the shares represented at the Special Meeting, whether or not a quorum is present. If the Special Meeting is adjourned to another time or place, notice need not be given of the adjourned meeting at which the adjournment is taken unless a new record date of the adjourned meeting is fixed or unless the adjournment is for more than sixty (60) days from the date set for the original Special Meeting, in which case the Trustees shall set a new record date. Notice of any such adjourned meeting shall be given to each shareholder of record entitled to vote at the adjourned meeting. At any adjourned meeting, the Trust may transact any business which might have been transacted at the original Special Meeting.

The individuals named as proxies on the enclosed voting instruction card will vote in accordance with the shareholder's direction, as indicated thereon, if the voting instruction card is received and is properly executed. If the shareholder properly executes a voting instruction card and gives no voting instructions with respect to the Reorganization proposal, the shares will be voted in favor of the Reorganization proposal. The individuals named as proxies on the enclosed voting instruction card, in their discretion, may vote upon such other matters as may properly come before the Special Meeting, though the Board of Trustees of the Trust is not aware of any other matters to come before the Special Meeting.

Approval of the Reorganization proposal by the shareholders of each Phoenix Fund is a condition of the consummation of each Reorganization. If the Reorganization of one or more of the Phoenix Funds is not approved, that Fund(s) will continue as a series of the Trust and the Board of Trustees of the Trust may consider other alternatives in the best interests of the shareholders of the Fund(s).

AVAILABLE INFORMATION

The Lord Abbett Funds and the Phoenix Funds are subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information, including proxy material and charter documents, with the SEC. These items may be inspected and copied at the Public Reference Facilities maintained by the SEC at

450 Fifth Street, N.W., Washington, D.C. 20549. Copies of such items can be obtained from the Public Reference Branch, Office of Consumer Affairs, SEC, Washington, D.C. 20549 at prescribed rates.

               ADDITIONAL INFORMATION ABOUT THE LORD ABBETT FUNDS

Each of the Lord Abbett Funds offers, at NAV, one class of shares that is sometimes referred to as Class VC. As discussed in connection with each of the proposals, the shares of each Fund are not offered directly to the public. Rather, these shares are currently offered only to separate accounts of certain insurance companies that are unaffiliated with Lord Abbett. These insurance companies sell Variable Contracts that generate premiums, some of which will be invested in a Fund. Redemptions will be effected by the separate accounts to meet obligations under the Variable Contracts. Contract owners do not deal directly with a Fund with respect to the purchase or redemption of Fund shares.

NAV per share is calculated, under normal circumstances, each business day at the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time. Purchases and sales of Fund shares are executed at the NAV next determined after the Fund receives the order in proper form. Assuming they are in proper form, purchase and sale orders must be placed by the close of trading on the NYSE in order to receive that day's NAV; orders placed after the close of trading on the NYSE will receive the next day's NAV.

In calculating NAV, the securities in which a Fund invests (other than those with remaining maturities of 60 days or less) are valued at prices supplied by independent pricing services, which prices reflect broker/dealer-supplied valuations and electronic data processing techniques, and reflect the mean between the bid and asked prices. Securities having remaining maturities of 60 days or less are valued at their amortized cost.

Securities for which prices or market quotations are not available, do not accurately reflect fair value in Lord Abbett's opinion, or have been materially affected by events occurring after the close of the market on which the security is principally traded are valued under fair value procedures approved by a Fund's Board. These circumstances may arise, for instance, when trading in a security is suspended, the market on which a security is traded closes early, or demand for a security (as reflected by its trading volume) is insufficient calling into question the reliability of the quoted price. Each Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security, developments in the markets and their performance, and current valuations of foreign or U.S. indices. A Fund's use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Certain securities that are traded primarily on foreign exchanges may trade on weekends or days when the NAV is not calculated. As a result, the value of securities may change on days when shareholders are not able to purchase or sell Fund shares.

CONFLICTS OF INTEREST

As discussed above, shares offered by this Prospectus are currently available only to separate accounts of certain insurance companies that are unaffiliated with Lord Abbett. Although the Funds do not currently anticipate any disadvantages to policy owners because they offer their shares to such entities, there is a possibility that a material conflict may arise. The Board of Directors intends to monitor events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response. If a material disadvantage or conflict occurs, the Board of Directors may require one or more insurance company separate accounts to withdraw its investments in a Fund. If this occurs, a Fund may be forced to sell its securities at disadvantageous prices.

EXCESSIVE TRADING AND MARKET TIMING.

The Lord Abbett Funds are designed for long-term investors and are not designed to serve as vehicles for frequent trading in response to short-term swings in the market. Excessive, short-term or market timing trading practices may disrupt management of a Fund, raise its expenses, and harm long-term shareholders. Volatility resulting from excessive trading may cause a Fund difficulty in implementing long-term investment strategies because it cannot anticipate the amount of cash it will have to invest. A Fund may be forced to sell portfolio securities at disadvantageous times to raise cash to allow for such excessive trading. This, in turn, could increase tax, administrative and other costs and adversely impact a Fund's performance.

The Lord Abbett Funds' Board of Directors has adopted policies and procedures that are designed to prevent or stop excessive trading and market timing. Lord Abbett has longstanding procedures in place to monitor the purchase, sale and exchange activity in Fund shares by investors, Financial Intermediaries that place orders on behalf of their clients, and other agents. The procedures currently are designed to enable Lord Abbett to identify undesirable trading activity based on one or more of the following factors: the number of transactions, purpose, amounts involved, period of time involved, past transactional activity, Lord Abbett's knowledge of current market activity, and trading activity in multiple accounts under common ownership, control, or influence, among other factors. Lord Abbett has not adopted a particular rule-set for identifying undesirable trading activity, such as a specific number of transactions in Fund shares within a specified time period. However, Lord Abbett generally will treat any pattern of purchases and redemptions over a period of time as indicative of excessive short-term trading activity. Lord Abbett may modify these procedures from time to time.

Financial Intermediaries include broker-dealers, registered investment advisers, banks, trust companies, certified financial planners, third-party administrators, recordkeepers, trustees, custodians, financial consultants, and insurance companies.

While Lord Abbett attempts to apply the efforts described above uniformly in all cases to detect excessive trading and market timing practices, there can be no assurance that Lord Abbett will identify all such practices or that some investors will not employ tactics designed to evade detection. In addition, although Lord Abbett Distributor LLC (the "Distributor") encourages Financial Intermediaries to adhere to Lord Abbett's policies and procedures when placing orders for their clients through omnibus accounts they maintain with a Fund, the Distributor's ability to monitor these trades and/or to implement the procedures may be severely limited.

Omnibus account arrangements are commonly used means for broker-dealers and other Financial Intermediaries, such as recordkeepers, to hold Fund shares on behalf of investors. A substantial portion of a Fund's shares may be held through omnibus accounts. When shares are held through omnibus arrangements, (1) the Distributor may not have any or complete access to the underlying investor account information, and/or (2) the Financial Intermediaries may be unable to implement or support Lord Abbett's procedures. In such cases, the Financial Intermediaries may be able to implement procedures or supply the Distributor with information that differs from that normally used by the Distributor. In such instances, the Distributor will seek to monitor the purchase and redemption activity through the overall omnibus account(s). If Lord Abbett identifies activity that may be indicative of excessive short-term trading activity, Lord Abbett will notify the Financial Intermediary and request it to provide or review information on individual account transactions so that Lord Abbett or the Financial Intermediary may determine if any investors are engaged in excessive or short-term trading activity. If an investor is identified as engaging in undesirable trading activity, Lord Abbett will request that the Financial Intermediary take appropriate action to curtail the activity and will work with the Financial Intermediary to do so. Such action may include actions such as placing blocks on accounts to prohibit future purchases and exchanges of Fund shares or requiring that the investor place trades on a manual basis, either indefinitely or for a period of time. If Lord Abbett determines that the Financial Intermediary has not demonstrated adequately that it has taken appropriate action to curtail the excessive or short-term trading, Lord Abbett may consider whether to terminate the relationship.

DISTRIBUTIONS AND TAXES

Each Lord Abbett Fund expects to pay its shareholders dividends from its net investment income annually and to distribute any net capital gains annually as "capital gains distributions."

Each Lord Abbett Fund intends to comply with the diversification requirements, contained in Section 817(h) of the Internal Revenue Code of 1986, as amended, and the Treasury regulations thereunder, that apply to investments by Variable Contracts. To satisfy these requirements, a Fund generally will not be permitted to invest more than 55% of the value of its total assets in the securities of a single issuer; more than 70% of the value of its total assets in the securities of any two issuers; more than 80% of the value of its total assets in the securities of any three issuers; or more than 90% of the value of its total assets in the securities of any four issuers. In the case of government securities, each U.S. Governmental agency or instrumentality is generally treated as a separate issuer. If a Fund fails to satisfy these diversification requirements on the last day of a quarter of a calendar year, the owner of a Variable Contract that holds shares in the Fund during the calendar quarter in which the failure occurs could become subject to current federal taxation at ordinary income rates with respect to income on the Variable Contract.

For information about the federal income tax treatment of distributions to the separate Variable Contract accounts that hold shares in a Fund, please refer to the prospectus provided by the insurance company for your Variable Contract.

Because of the unique tax status of Variable Contracts, you should consult your tax adviser regarding treatment under the federal, state, and local tax rules that apply to you.

SERVICES ARRANGEMENTS

Certain insurance companies will be compensated up to .25% of a Fund's average daily net asset value of the Class VC Shares held in the insurance company's separate account to service and maintain Variable Contract owners' accounts. The services provided may include: providing information periodically to Variable Contract owners; showing the number of shares of the Fund held through the Variable Contract; responding to Variable Contract owners' inquiries relating to the services performed by the insurance company; forwarding shareholder communications from the Fund, including proxies, shareholder reports, annual and semi-annual financial statements, as well as dividend, distribution and tax notices to Variable Contract owners, if required by law; and such other similar services as the Fund may reasonably request, from time to time, to the extent the insurance company is permitted to do so under federal and state statutes, rules and regulations.

A Fund may also compensate certain insurance companies, third-party administrators, and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund.

                    OWNERSHIP OF SHARES OF THE PHOENIX FUNDS

As of the December 31, 2004, to the best of the knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each Phoenix Fund and the percentage of the outstanding shares held by such holders are set forth below.

[Phoenix to insert 5% owners of any of the Phoenix Funds]

NAME AND ADDRESS                               PERCENTAGE OWNERSHIP     TYPE OF OWNERSHIP
[As of December 31, 2004, the following were record holders of 5% or more of
Phoenix-Lord Abbett Bond-Debenture Series outstanding shares:]

Phoenix Life Variable Accumulation Account           [____]%*                 [____]
Attn: [       ]

Phoenix Life Variable Universal Life Account         [____]%                  [____]
Attn: [        ]

PHL Variable Accumulation Account                    [____]%*                 [____]
Attn: [       ]

*Presumed to be a control person of the Fund because of beneficial ownership of 25% or more of the Fund. Such control may affect the voting rights of other shareholders.

[As of December 31, 2004, the following were record holders of 5% or more of Phoenix-Lord Abbett Large-Cap Value Series outstanding shares:]

[As of December 31, 2004, the following were record holders of 5% or more of Phoenix-Lord Abbett Mid-Cap Value Series outstanding shares:]

                  OWNERSHIP OF SHARES OF THE LORD ABBETT FUNDS

As of December 31, 2004, the officers and trustees of LASF as a group beneficially owned less than 1% of the outstanding shares of each of the Lord Abbett Funds.

As of December 31, 2004, to the best of the knowledge of LASF, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each Lord Abbett Fund and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated, LASF has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

[Lord Abbett to confirm/insert 5% owners of each of the Lord Abbett Funds:]

                              FINANCIAL HIGHLIGHTS

The following tables show the financial performance of each Lord Abbett Fund for the past five fiscal years and, if applicable, for any recent semiannual period (or the period during which each Lord Abbett Fund has been in operation, if less than five years). Certain information reflects financial results for a single Lord Abbett Fund share. "Total return" shows how much an investment in a Lord Abbett Fund would have increased or decreased during each period, assuming you had reinvested all dividends and other distributions. The total return information shown in the tables does not reflect expenses of a separate account or any variable contracts. If such charges were included, the total return figures would be lower for all periods shown. In the case of each Lord Abbett Fund, the Financial Highlights for each fiscal year have been audited by the Fund's independent registered public accounting firm, in conjunction with their annual audit of the Fund's financial statements. The information for any semi-annual period has not been audited. Financial statements and the Report of the Independent Registered Public Accounting Firm thereon appear in the annual reports to shareholders referenced in this registration statement.


                  FINANCIAL INFORMATION - BOND-DEBENTURE PORTFOLIO

FINANCIAL HIGHLIGHTS

     This table describes the Fund's performance for the fiscal periods indicated. "Total Return" shows how much your investment in the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These Financial Highlights have been audited by the Fund's independent registered public accounting firm, in conjunction with their annual audits of the Fund's financial statements. Financial statements and the Report of the Independent Registered Public Accounting Firm thereon appear in the 2003 Annual
     Report to Shareholders, and are incorporated by reference in the Statement of Additional Information, which is available upon request.
     The total return information for the Fund shown in the table below does not reflect expenses of a separate account or any variable contracts. If such charges were included, the total return figures would be lower for all periods shown.

                                                                      YEAR ENDED 12/31          12/3/2001(c)
                                                                --------------------------           TO
PER SHARE OPERATING PERFORMANCE                                    2003            2002          12/31/2001
NET ASSET VALUE, BEGINNING OF PERIOD                            $  10.58         $   10.03       $  10.00
INVESTMENT OPERATIONS
 Net investment income(a)                                            .67               .57            .03
 Net realized and unrealized gain                                   1.23               .23             --(e)
TOTAL FROM INVESTMENT OPERATIONS                                    1.90               .80            .03
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                                              (.48)             (.22)            --
 Net realized gain                                                  (.10)             (.03)            --
TOTAL DISTRIBUTIONS                                                 (.58)             (.25)            --
NET ASSET VALUE, END OF PERIOD                                  $  11.90         $   10.58       $  10.03
TOTAL RETURN(b)                                                    18.01%             7.92%           .30%(d)
RATIOS TO AVERAGE NET ASSETS
 Expenses, including waiver and expense reductions                   .90%              .85%           .07%(d)
 Expenses, excluding waiver and expense reductions                   .99%             1.62%           .33%(d)
 Net investment income                                              5.78%             5.39%           .34%(d)

                                                                      YEAR ENDED 12/31          12/3/2001(c)
                                                                 -------------------------           TO
SUPPLEMENTAL DATA:                                                 2003              2002        12/31/2001
NET ASSETS, END OF PERIOD (000)                                 $ 96,185         $  23,763       $  1,003
PORTFOLIO TURNOVER RATE                                            44.40%           105.79%         21.07%


(a)  Calculated using average shares outstanding during the period.
(b)  Total return assumes the reinvestment of all distributions.
(c)  Commencement of operations.
(d)  Not annualized.
(e)  Amount is less than $.01.


              FINANCIAL INFORMATION - GROWTH AND INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS

     This table describes the Fund's performance for the fiscal years indicated. "Total Return" shows how much your investment in the Fund would have increased (or decreased) during each year, assuming you had reinvested all dividends and distributions. These Financial Highlights have been audited by the Fund's independent registered public accounting firm, in conjunction with their annual audits of the Fund's financial statements. Financial statements and the Report of the Independent Registered Public Accounting Firm thereon appear in the 2003 Annual
     Report to Shareholders, and are incorporated by reference in the Statement of Additional Information, which is available upon request.
     The total return information for the Fund shown in the table below does not reflect expenses of a separate account or any variable contracts. If such charges were included, the total return figures would be lower for all periods shown.


                                                                      YEAR ENDED 12/31
                                           ----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE               2003           2002           2001           2000           1999
NET ASSET VALUE, BEGINNING OF YEAR         $    18.83     $    23.11     $    25.45     $    22.16     $    20.65
INVESTMENT OPERATIONS
 Net investment income(a)                         .20            .14            .18            .22            .52
 Net realized and unrealized gain (loss)         5.64          (4.31)         (1.90)          3.27           2.90
TOTAL FROM INVESTMENT OPERATIONS                 5.84          (4.17)         (1.72)          3.49           3.42
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                           (.15)          (.11)          (.12)          (.20)          (.42)
 Net realized gain                                 --             --(c)        (.50)            --          (1.49)
TOTAL DISTRIBUTIONS                              (.15)          (.11)          (.62)          (.20)         (1.91)
NET ASSET VALUE, END OF YEAR               $    24.52     $    18.83     $    23.11     $    25.45     $    22.16
TOTAL RETURN(b)                                 31.01%        (18.03)%        (6.72)%        15.78%         16.74%
RATIOS TO AVERAGE NET ASSETS
 Expenses, including expense reductions           .85%           .94%           .97%          1.02%           .87%
 Expenses, excluding expense reductions           .85%           .94%           .97%          1.03%           .87%
 Net investment income                            .93%           .70%           .76%           .97%          2.15%
                                           ----------------------------------------------------------------------

                                                                      YEAR ENDED 12/31
                                           ----------------------------------------------------------------------
SUPPLEMENTAL DATA:                            2003           2002           2001           2000           1999
NET ASSETS, END OF YEAR (000)              $  644,983     $  259,691     $  183,562     $   81,889     $   36,192
PORTFOLIO TURNOVER RATE                         31.16%         51.79%         60.79%         42.00%        188.35%


(a) Calculated using average shares outstanding during the year.
(b) Total return assumes the reinvestment of all distributions.
(c) Amount is less than $.01.


                 FINANCIAL INFORMATION - MID-CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

     This table describes the Fund's performance for the fiscal periods indicated. "Total Return" shows how much your investment in the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These Financial Highlights have been audited by the Fund's independent registered public accounting firm, in conjunction with their annual audits of the Fund's financial statements. Financial statements and the Report of the Independent Registered Public Accounting Firm thereon appear in the 2003 Annual
     Report to Shareholders, and are incorporated by reference in the Statement of Additional Information, which is available upon request.
     The total return information for the Fund shown in the table below does not reflect expenses of a separate account or any variable contracts. If such charges were included, the total return figures would be lower for the periods shown.


                                                          YEAR ENDED 12/31                 9/15/1999(c)
                                           ---------------------------------------------        TO
PER SHARE OPERATING PERFORMANCE              2003        2002         2001        2000      12/31/1999
NET ASSET VALUE, BEGINNING OF PERIOD      $   13.86   $   15.45   $   14.38   $    9.87    $     10.00
INVESTMENT OPERATIONS
 Net investment income(a)                       .11         .14         .13         .26            .05
 Net realized and unrealized gain (loss)       3.32       (1.65)       1.03        4.80           (.13)
TOTAL FROM INVESTMENT OPERATIONS               3.43       (1.51)       1.16        5.06           (.08)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                         (.08)       (.08)       (.05)       (.11)          (.05)
 Net realized gain                             (.17)         --        (.04)       (.44)            --
TOTAL DISTRIBUTIONS                            (.25)       (.08)       (.09)       (.55)          (.05)
NET ASSET VALUE, END OF PERIOD            $   17.04   $   13.86   $   15.45   $   14.38    $      9.87
TOTAL RETURN(b)                                24.75%     (9.78)%      8.05%      52.45%          (.82)%(d)
RATIOS TO AVERAGE NET ASSETS
 Expenses, including waiver and
  expense reductions                           1.08%       1.11%        .99%         --             --
 Expenses, excluding waiver and
  expense reductions                           1.08%       1.16%       1.20%       1.56%          1.09%(d)
 Net investment income                          .75%        .95%        .88%       2.11%           .51%(d)


                                                            YEAR ENDED 12/31                 9/15/1999(c)
                                           --------------------------------------------------   TO
SUPPLEMENTAL DATA:                            2003       2002          2001          2000    12/31/1999
NET ASSETS, END OF PERIOD (000)           $ 371,607   $ 145,827   $  35,386   $   3,578      $     532
PORTFOLIO TURNOVER RATE                       15.38%      21.84%      27.83%      56.42%         22.92%


(a)  Calculated using average shares outstanding during the period.
(b)  Total return assumes the reinvestment of all distributions.
(c)  Commencement of operations.
(d)  Not annualized.

NAME AND ADDRESS                                            PERCENTAGE OWNERSHIP
As of December 31, 2004, the following were record holders of 5% or more of Lord
Abbett Series Fund--Bond-Debenture Portfolio's outstanding shares:

Protective Life Insurance Company                                    XX%
PO Box 10648, Birmingham, AL

MONY Life Insurance Co. of America                                   XX%
1740 Broadway, New York, NY

As of December 31, 2004, the following were record holders of 5% or more of Lord
Abbett Series Fund--Growth And Income Portfolio's outstanding shares:

Sun Life of Canada (US)                                              XX%
PO Box 9133, Boston, MA

Protective Life Insurance Co.                                        XX%
PO Box 10648, Birmingham, AL

ING Life Insurance & Annuity Co.                                     XX%
151 Farmington Ave., Hartford, CT

AIG Sunamerica Life Assurance Co.                                    XX%
PO Box 54299, Los Angeles, CA

Sun Life Financial VA                                                XX%
PO Box 9134, Wellesley Hills, MA

MONY Life Insurance Co. of America                                   XX%
FBO MONY Americas Variable Account A
1740 Broadway, NY, NY

As of December, 2004, the following were record holders of 5% or more of Lord
Abbett Series Fund--Mid-Cap Value Portfolio's outstanding shares:

Sun Life Assurance Company                                           XX%
of Canada (US)
PO Box 9141, Boston, MA

ING Life Insurance                                                   XX%
& Annuity Co.
151 Farmington Ave., Hartford, CT

Protective Life Insurance Co.                                        XX%

PO Box 10648, Birmingham, AL

AIG Sunamerica Life Assurance Co.                                    XX%
PO Box 54299, Los Angeles, CA

Shareholders owning 25% or more of outstanding shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

                                 OTHER BUSINESS

The Board of Trustees of the Trust knows of no other business to be brought before the Special Meeting. However, if any other matters come before the Meeting, it is the intention that voting instructions that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the entities named in the enclosed voting instruction form.

                            CONTRACT OWNER INQUIRIES

Contract owner inquiries may be addressed to the Trust in writing to Phoenix Variable Products Operations, P.O. Box 8027, Boston, Massachusetts 02266-8027, or by calling 1-800-541-0171.

CONTRACT OWNERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO PROVIDE INSTRUCTIONS ON HOW TO VOTE THE SHARES HELD UNDER YOUR CONTRACT USING ONE OF THE METHODS DESCRIBED ON THE ENCLOSED VOTING INSTRUCTION FORM. THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT YOU PROVIDE VOTING INSTRUCTIONS FOR APPROVAL OF THE REORGANIZATION.

                              AVAILABLE INFORMATION

The Phoenix Funds and the Lord Abbett Funds are subject to the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act and file reports, proxy statements, and other information with the SEC. These reports, proxy statements, and other information filed by the Funds can be inspected and copied (for a duplication fee) at the public reference facilities of the SEC at 450 Fifth Street, N.W., Washington, D.C. Copies of these materials can also be obtained by mail from the Public Reference Section of the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, at prescribed rates. In addition, copies of these documents may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

                                    EXHIBIT A

                      AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "AGREEMENT") is made this ___ day of January, 2005, by and between Lord Abbett Series Fund, Inc., a Maryland corporation (the "LORD ABBETT SERIES FUND"), on behalf of its [series/class] [Lord Abbett Portfolio] (the "ACQUIRING PORTFOLIO"), with its principal place of business at 90 Hudson Street, Jersey City, New Jersey 07302, and The Phoenix Edge Series Fund, a Massachusetts business trust (the "PHOENIX EDGE SERIES FUND"), on behalf of its series [Phoenix Portfolio] (the "ACQUIRED PORTFOLIO"), with its principal place of business at 101 Munson Street, Greenfield, Massachusetts 01301. The Acquiring Portfolio and the Acquired Portfolio are sometimes referred to collectively herein as the "FUNDS" and individually as a "FUND."

     This Agreement is intended to be and is adopted as a plan of "reorganization" as defined in Section 368(a)(1)(C) of the United States Internal Revenue Code of 1986, as amended (the "CODE") and the Treasury Regulations thereunder. The reorganization (the "REORGANIZATION") will consist of (1) the transfer of all of the assets of the Acquired Portfolio to the Acquiring Portfolio in exchange solely for (A) the issuance of [Class VC] shares of common stock of the Acquiring Portfolio (collectively, the "ACQUIRING PORTFOLIO SHARES" and each, an "ACQUIRING PORTFOLIO SHARE") to the Acquired Portfolio, and (B) the assumption by the Acquiring Portfolio of the liabilities of the Acquired Portfolio that are included in the calculation of net asset value ("NAV") on the closing date of the Reorganization (the "CLOSING DATE") (collectively, the "ASSUMED LIABILITIES"), and (2) the distribution by the Acquired Portfolio, on or promptly after the Closing Date as provided herein, of the Acquiring Portfolio Shares to the shareholders of the Acquired Portfolio in liquidation and dissolution of the Acquired Portfolio, all upon the terms and conditions hereinafter set forth in this Agreement.

     WHEREAS, the Lord Abbett Series Fund and the Phoenix Edge Series Fund are each registered investment companies classified as management companies of the open-end type.

     WHEREAS, the Acquiring Portfolio is authorized to issue its shares of common stock to separate accounts of life insurance companies to support investment under variable annuities and variable life insurance contracts issued by such companies.

     WHEREAS, the Board of Trustees of the Phoenix Edge Series Fund and the Board of Directors of the Lord Abbett Series Fund have determined that the Reorganization is in the best interests of the Acquired Portfolio shareholders and the Acquiring Portfolio shareholders, respectively, and is not dilutive of the interests of those shareholders.

     NOW, THEREFORE, in consideration of the premises of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

     1. TRANSFER OF ASSETS OF THE ACQUIRED PORTFOLIO IN EXCHANGE FOR THE ACQUIRING PORTFOLIO SHARES AND ASSUMPTION OF THE ASSUMED LIABILITIES; LIQUIDATION AND TERMINATION OF THE ACQUIRED PORTFOLIO.

     1.1 Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Portfolio will transfer all of its assets as set forth in Paragraph 1.2 (the "ACQUIRED ASSETS") to the Acquiring Portfolio free and clear of all liens and encumbrances (other than those arising under the Securities Act of 1933, as amended (the "SECURITIES ACT"), liens for taxes not yet due and contractual restrictions on the transfer of the Acquired Assets) and the Acquiring Portfolio agrees in exchange therefor: (i) to issue to the Acquired Portfolio the number of Acquiring Portfolio Shares, including fractional Acquiring Portfolio Shares, with an aggregate NAV equal to the NAV of the Acquired Portfolio, as determined in the manner set forth in Paragraphs 2.1 and 2.2; and (ii) to assume the Assumed Liabilities. Such transactions shall take place at the Closing (as defined in Paragraph 3.1 below).

     1.2(a) The Acquired Assets shall consist of all of the Acquired Portfolio's property, including, without limitation, all portfolio securities and instruments, dividends and interest receivables, cash, goodwill, contractual rights of the Acquired Portfolio or the Phoenix Edge Series Fund in respect of the Acquired Portfolio, all other intangible property owned by the Acquired Portfolio, originals or copies of all books and records of the Acquired Portfolio, and all other assets of the Acquired Portfolio on the Closing Date. The Acquiring Portfolio shall also be entitled to receive (or, to the extent agreed upon between the Phoenix Edge Series Fund and the Lord Abbett Series Fund, be provided access to) copies of all records that the Phoenix Edge Series Fund is required to maintain under the Investment Company Act of 1940, as amended (the "INVESTMENT COMPANY ACT"), and the rules of the Securities and Exchange Commission (the "COMMISSION") thereunder to the extent such records pertain to the Acquired Portfolio.

          (b) The Acquired Portfolio has provided the Acquiring Portfolio with a list of all of the Acquired Portfolio's securities and other assets as of the date of execution of this Agreement, and the Acquiring Portfolio has provided the Acquired Portfolio with a copy of the current fundamental investment policies and restrictions and fair value procedures applicable to the Acquiring Portfolio. The Acquired Portfolio reserves the right to sell any of such securities or other assets before the Closing Date (except to the extent sales may be limited by representations of the Acquired Portfolio contained herein made in connection with the issuance of the tax opinion provided for in Paragraph 8.5 hereof).

     1.3 The Acquired Portfolio will endeavor to discharge all of its known liabilities and obligations that are or will become due prior to the Closing.

     1.4 On or as soon after the Closing Date as is conveniently practicable (the "LIQUIDATION DATE"), the Phoenix Edge Series Fund shall liquidate the Acquired Portfolio and distribute pro rata to its shareholders of record, determined as of the close of regular trading on the New York Stock Exchange on the Closing Date (the "ACQUIRED PORTFOLIO SHAREHOLDERS"), the Acquiring Portfolio Shares received by the Acquired Portfolio pursuant to Paragraph 1.1 hereof. Each Acquired Portfolio Shareholder shall receive such number of Acquiring Portfolio Shares that have an aggregate NAV equal to the aggregate NAV of the shares of common stock of the Acquired Portfolio (the "ACQUIRED PORTFOLIO SHARES") held of record by such Acquired Portfolio Shareholder on the Closing Date. Such liquidation and distribution will be accomplished by the Phoenix Edge Series Fund instructing the Lord Abbett Series Fund to transfer the Acquiring Portfolio Shares then credited to the account of the Acquired Portfolio on the books of the Acquiring Portfolio to open accounts on the share records of the Acquiring Portfolio established and maintained by the Acquiring Portfolio's transfer agent in the names of the Acquired Portfolio Shareholders and representing the respective pro rata number of the Acquiring Portfolio Shares due the Acquired Portfolio Shareholders. The Phoenix Edge Series Fund shall promptly provide the Lord Abbett Series Fund with evidence of such liquidation and distribution. All issued and outstanding Acquired Portfolio Shares will simultaneously be cancelled on the books of the Acquired Portfolio, and the Acquired Portfolio will be dissolved. The Acquiring Portfolio shall not issue certificates representing the Acquiring Portfolio Shares in connection with such exchange.

     1.5 Ownership of Acquiring Portfolio Shares will be shown on the books of the Acquiring Portfolio's transfer agent for its [Class VC] shares. Any certificates representing ownership of Acquired Portfolio Shares that remain outstanding on the Closing Date shall be deemed to be cancelled and shall no longer evidence ownership of Acquired Portfolio Shares.

     1.6 Any transfer taxes payable upon issuance of Acquiring Portfolio Shares in a name other than the registered holder of the Acquired Portfolio Shares on the books of the Acquired Portfolio as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Portfolio Shares are to be issued and transferred.

     1.7 Any reporting responsibility of the Phoenix Edge Series Fund with respect to the Acquired Portfolio for taxable periods ending on or before the Closing Date, including, but not limited to, the responsibility for filing of regulatory reports, Tax Returns (as defined in Paragraph 4.1), or other documents with the Commission, any state securities commissions, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Phoenix Edge Series Fund.

     2.   VALUATION

     2.1 The NAV of the Acquiring Portfolio Shares and the NAV of the Acquired Portfolio shall, in each case, be determined as of the close of business (4:00 p.m., Eastern time) on the Closing Date (the "VALUATION TIME"). The NAV of each Acquiring Portfolio Share shall be computed by Lord, Abbett & Co. LLC (the "ACQUIRING PORTFOLIO ADVISER") or its designee in the manner set forth in the Acquiring

Portfolio's Articles of Incorporation (the "ARTICLES"), or By-Laws, and the Acquiring Portfolio's then-current prospectus and statement of additional information. The NAV of the Acquired Portfolio shall be computed by Phoenix Equity Planning Corporation (the "ACQUIRED PORTFOLIO FINANCIAL AGENT") by calculating the value of the Acquired Assets and by subtracting therefrom the amount of the liabilities of the Acquired Portfolio on the Closing Date included on the Statement of Assets and Liabilities of the Acquired Portfolio delivered pursuant to Paragraph 5.7 (the "STATEMENT OF ASSETS AND LIABILITIES"), said assets and liabilities to be valued in the manner set forth in the Acquired Portfolio's then current prospectus and statement of additional information. The Acquiring Portfolio Adviser shall confirm to the Acquiring Portfolio the NAV of the Acquired Portfolio.

     2.2 The number of Acquiring Portfolio Shares to be issued (including fractional shares, if any) in exchange for the Acquired Assets and the assumption of the Assumed Liabilities shall be determined by the Acquiring Portfolio Adviser by dividing the NAV of the Acquired Portfolio, as determined in accordance with Paragraph 2.1, by the NAV of each Acquiring Portfolio Share, as determined in accordance with Paragraph 2.1.

     2.3 The Acquiring Portfolio and the Acquired Portfolio shall cause the Acquiring Portfolio Adviser and the Acquired Portfolio Administrator, respectively, to deliver a copy of its valuation report to the other party at Closing. All computations of value shall be made by the Acquiring Portfolio Adviser and the Acquired Portfolio Financial Agent in accordance with its regular practice as pricing agent for the Acquiring Portfolio and the Acquired Portfolio, respectively.

     3.   CLOSING AND CLOSING DATE

     3.1 The Closing Date shall be March ___, 2005, or such later date as the parties may agree to in writing. All acts necessary to consummation of the Reorganization (the "CLOSING") shall be deemed to take place simultaneously as of 5:00 p.m. (Eastern time) on the Closing Date unless otherwise provided. The Closing shall be held at the offices of Phoenix Life Insurance Company, One American Row, Hartford, CT, or at such other place as the parties may agree.

     3.2 Portfolio securities that are held other than in book-entry form in the name of State Street Bank and Trust Company (the "CUSTODIAN") as record holder for the Acquired Portfolio shall be presented by the Acquired Portfolio to State Street Bank and Trust Company for examination no later than three business days preceding the Closing Date. Such portfolio securities shall be delivered by the Acquired Portfolio to the Custodian for the account of the Acquiring Portfolio on the Closing Date, duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers, and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. Portfolio securities held of record by the Custodian in book-entry form on behalf of the Acquired Portfolio shall be transferred and delivered by the Acquired Portfolio as of the Closing Date for the account of the Acquiring Portfolio, duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Acquired Portfolio's securities and instruments deposited with a securities depository (as defined in Rule 17f-4 under the 1940 Act) or a futures commission merchant (as defined in Rule 17f-6 under the 1940 Act) shall be delivered as of the Closing Date by book entry in accordance with the customary practices of such depositories and futures commission merchants and the Custodian. The cash to be transferred by the Acquired Portfolio shall be transferred and delivered by the Acquired Portfolio as of the Closing Date for the account of the Acquiring Portfolio.

     3.3 The Custodian shall deliver within one business day after the Closing a certificate of an authorized officer stating that: (a) the Acquired Assets have been delivered in proper form to the Acquiring Portfolio on the Closing Date, and (b) all necessary transfer taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment has been made in conjunction with the delivery of portfolio securities as part of the Acquired Assets.

     3.4 If on the Closing Date (a) the New York Stock Exchange is closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere is disrupted so that accurate appraisal of the NAV of the Acquiring Portfolio Shares or the Acquired Portfolio pursuant to Paragraph 2.1 is impracticable, the Closing Date shall be postponed until the first Friday after the day when trading shall have been fully resumed and reporting shall have been restored.

     3.5 The Acquired Portfolio shall deliver at the Closing a list of the names, addresses, federal taxpayer identification numbers and backup withholding and nonresident alien withholding status and any certificates of the Acquired Portfolio Shareholders and the number and percentage ownership of outstanding Acquired Portfolio Shares owned by each Acquired Portfolio Shareholder as of the Valuation Time, certified by the President or a Secretary of the Phoenix Edge Series Fund and its Treasurer, Secretary or other authorized officer (the "SHAREHOLDER LIST") as being an accurate record of the information (a) provided by the Acquired Portfolio Shareholders, (b) provided by the Custodian, or (c) derived from the Phoenix Edge Series Fund's records by such officers or one of the Phoenix Edge Series Fund's service providers. The Acquiring Portfolio shall issue and deliver to the Acquired Portfolio a confirmation evidencing the Acquiring Portfolio Shares to be credited on the Closing Date, or provide evidence satisfactory to the Acquired Portfolio that such Acquiring Portfolio Shares have been credited to the Acquired Portfolio's account on the books of the Acquiring Portfolio. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request.

     4.   REPRESENTATIONS AND WARRANTIES

     4.1 Except as set forth on Schedule 4.1 hereto, the Phoenix Edge Series Fund, on behalf of the Acquired Portfolio, represents, warrants and covenants to the Acquiring Portfolio, which representations, warranties and covenants will be true and correct on the date hereof and on the Closing Date as though made on and as of the Closing Date, as follows:

          (a) The Acquired Portfolio is a series of the Phoenix Edge Series Fund. The Phoenix Edge Series Fund is a business trust validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to own all of its properties and assets and, subject to approval by the Acquired Portfolio's shareholders, to perform its obligations under this Agreement. The Acquired Portfolio is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. Each of the Phoenix Edge Series Fund and the Acquired Portfolio has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

          (b) The Phoenix Edge Series Fund is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the Investment Company Act is in full force and effect;

          (c) The Phoenix Edge Series Fund is not in violation of, and the execution and delivery of this Agreement and the performance of its obligations under this Agreement in respect of the Acquired Portfolio will not result in a violation of, any provision of the Phoenix Edge Series Fund's Trust Instrument or other organizational document or any material agreement, indenture, instrument, contract, lease or other undertaking with respect to the Acquired Portfolio to which the Phoenix Edge Series Fund is a party or by which the Acquired Portfolio or any of its assets are bound;

          (d) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against the Acquired Portfolio or any of the Acquired Portfolio's properties or assets. The Acquired Portfolio knows of no facts which might form the basis for the institution of such proceedings. Neither the Phoenix Edge Series Fund nor the Acquired Portfolio is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially adversely affects the Acquired Portfolio's business or its ability to consummate the transactions contemplated herein or would be binding upon the Acquiring Portfolio as the successor to the Acquired Portfolio;

          (e) The Acquired Portfolio has no material contracts or other commitments (other than this Agreement or agreements for the purchase and sale of securities entered into in the ordinary course of business and consistent with its obligations under this Agreement) which will not be terminated at or prior to the Closing Date and no such termination will result in liability to the Acquired Portfolio (or the Acquiring Portfolio);

          (f) The statement of assets and liabilities of the Acquired Portfolio, and the related statements of income and changes in NAV, as of and for the fiscal year ended December 31, 2003, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, and are in accordance with generally accepted accounting principles in the United States ("GAAP") consistently applied and fairly reflect, in all material respects, the financial condition of the Acquired Portfolio as of such date and the results of its operations for the period then ended, and all known liabilities, whether actual or contingent, of the Acquired Portfolio as of the date thereof are disclosed therein. The Statement of Assets and Liabilities will be in accordance with GAAP consistently applied and will fairly reflect, in all material respects, the financial condition of the Acquired Portfolio as of such date and the results of its operations for the period then ended. Except for the Assumed Liabilities, the Acquired Portfolio will not have any known or contingent liabilities on the Closing Date. No significant deficiency, material weakness, fraud, significant change or other factor that could significantly affect the internal controls of the Acquired Portfolio has been disclosed or is required to be disclosed in the Acquired Portfolio's reports on Form N-CSR to enable the chief executive officer and chief financial officer or other officers of the Acquired Portfolio to make the certifications required by the Sarbanes-Oxley Act, and no deficiency, weakness, fraud, change, event or other factor exists that will be required to be disclosed in the Acquiring Portfolio's Form N-CSR after the Closing Date;

          (g) Since December 31, 2003, except as specifically disclosed in the Acquired Portfolio's prospectus or its statement of additional information as in effect on the date of this Agreement, or its semi-annual report for the period ended June 30, 2004, there has not been any material adverse change in the Acquired Portfolio's financial condition, assets, liabilities, business or prospects, or any incurrence by the Acquired Portfolio of indebtedness, except for normal contractual obligations incurred in the ordinary course of business or in connection with the settlement of purchases and sales of portfolio securities. For the purposes of this subparagraph (g) (but not for any other purpose of this Agreement), a decline in NAV per Acquired Portfolio Share arising out of its normal investment operations or a decline in market values of securities in the Acquired Portfolio's portfolio or a decline in net assets of the Acquired Portfolio as a result of redemptions shall not constitute a material adverse change;

          (h) (A) For each taxable year of its operation since its inception, the Acquired Portfolio has met, and for the current taxable year it will meet, the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company. The Acquired Portfolio will qualify as such as of the Closing Date and will satisfy the diversification requirements of Section 851(b)(3) of the Code without regard to the last sentence of Section 851(d) of the Code. The Acquired Portfolio has not taken any action, caused any action to be taken or caused any action to fail to be taken which action or failure could cause the Acquired Portfolio to fail to qualify as a regulated investment company under the Code. To the knowledge of Phoenix Edge Series Trust, (i) the Acquired Portfolio does not have, and has not ever had, other than seed money contributed by the general account of PLIC or PHLVIC as the case may be, any shareholder that is not a segregated asset account within the meaning of Treasury Regulation
     Section 1.817-5(e) or an entity referred to in (and holding its shares in compliance with the terms of) Treasury Regulation 1.817-5(f)(3)(i), (ii), or (iii); (ii) no public investor, other than seed money contributed by the general account of PLIC or PHLVIC as the case may be, is participating or has ever participated in the Acquired Portfolio through such a segregated asset account other than through the purchase of a variable contract within the meaning of Treasury Regulation Section 1.817-5(f)(2)(i)(B); and (iii) the Acquired Portfolio satisfies, and at all times during its existence has satisfied, the diversification requirements contained in Treasury Regulation Section 1.817-5(b)(1), (2), or (3);

              (B) Within the times and in the manner prescribed by law, the Acquired Portfolio has properly filed on a timely basis, taking into account extensions of the time to file, all Tax Returns (as defined below) that it was required to file, and all such Tax Returns were complete and accurate in all respects. The Acquired Portfolio has not been informed by any jurisdiction that the jurisdiction believes that the Acquired Portfolio was required to file any Tax Return that was not filed; and the Acquired Portfolio does not know of any basis upon which a jurisdiction could assert such a position;

              (C) The Acquired Portfolio has timely paid, in the manner prescribed by law, all Taxes (as defined below), which were due and payable or which were claimed to be due;

              (D) All Tax Returns filed by the Acquired Portfolio constitute complete and accurate reports of the respective Tax liabilities and all attributes of the Acquired Portfolio or, in the case of information returns and payee statements, the amounts required to be reported, and accurately set forth all items required to be included or reflected in such returns;

              (E) The Acquired Portfolio has not waived or extended any applicable statute of limitations relating to the assessment or collection of Taxes;

              (F) The Acquired Portfolio has not been notified that any examinations of the Tax Returns of the Acquired Portfolio are currently in progress or threatened, and no deficiencies have been asserted or assessed against the Acquired Portfolio as a result of any audit by the Internal Revenue Service or any state, local or foreign taxing authority, and, to its knowledge, no such deficiency has been proposed or threatened;

              (G) The Acquired Portfolio has no actual or potential liability for any Tax obligation of any taxpayer other than itself. The Acquired Portfolio is not and has never been a member of a group of corporations with which it has filed (or been required to file) consolidated, combined or unitary Tax Returns. The Acquired Portfolio is not a party to any Tax allocation, sharing, or indemnification agreement except as disclosed to the Acquiring Portfolio;

              (H) The unpaid Taxes of the Acquired Portfolio for tax periods through the Closing Date do not exceed the accruals and reserves for Taxes (excluding accruals and reserves for deferred Taxes established to reflect timing differences between book and Tax income) set forth on the Statement of Assets and Liabilities, rather than in any notes thereto (the "TAX RESERVES"). All Taxes that the Acquired Portfolio is or was required by law to withhold or collect have been duly withheld or collected and, to the extent required, have been timely paid to the proper governmental agency;

              (I) The Acquired Portfolio has delivered to the Acquiring Portfolio or made available to the Acquiring Portfolio complete and accurate copies of all Tax Returns of the Acquired Portfolio, together with all related examination reports and statements of deficiency for all periods not closed under the applicable statutes of limitations and complete and correct copies of all private letter rulings, revenue agent reports, information document requests, notices of proposed deficiencies, deficiency notices, protests, petitions, closing agreements, settlement agreements, pending ruling requests and any similar documents submitted by, received by or agreed to by or on behalf of the Acquired Portfolio. The Acquired Portfolio has disclosed on its federal income Tax Returns all positions taken therein that could give rise to a substantial understatement of federal income Tax within the meaning of Section 6662 of the Code;

              (J) The Acquired Portfolio has not undergone, has not agreed to undergo, and is not required to undergo (nor will it be required as a result of the transactions contemplated in this Agreement to undergo) a change in its method of accounting resulting in an adjustment to its taxable income pursuant to Section 481 of the Code. The Acquired Portfolio will not be required to include any item of income in, or exclude any item of deduction from, taxable income for any taxable period (or portion thereof) ending after the Closing Date as a result of any (i) change in method of accounting for a taxable period ending on or prior to the Closing Date under Section 481(c) of the Code (or any corresponding or similar provision of state, local or foreign income Tax law); (ii) "closing agreement" as described in Section 7121 of the Code (or any corresponding or similar provision of state, local or foreign income Tax law) executed on or prior to the Closing Date;
          (iii) installment sale or open transaction disposition made on or prior to the Closing Date; or (iv) prepaid amount received on or prior to the Closing Date;

              (K) The Acquired Portfolio has not taken or agreed to take any action, and is not aware of any agreement, plan or other circumstance, that is inconsistent with the representations set forth in ANNEX B;

              (L) There are (and as of immediately following the Closing there will be) no liens on the assets of the Acquired Portfolio relating to or attributable to Taxes, except for Taxes not yet due and payable;

              (M) The Tax bases of the assets of the Acquired Portfolio are accurately reflected on the

          Acquired Portfolio's Tax books and records;

              (N) The Acquired Portfolio has not incurred (or been allocated) an "overall foreign loss" as defined in Section 904(f)(2) of the Code which has not been previously recaptured in full as provided in Sections 904(f)(2) and/or 904(f)(3) of the Code;

              (O) The Acquired Portfolio is not a party to a gain recognition agreement under Section 367 of the Code;

              (P) The Acquired Portfolio's Tax attributes are not limited under the Code (including but not limited to any capital loss carry forward limitations under Sections 382 or 383 of the Code and the Treasury Regulations thereunder) or comparable provisions of state law, except as set forth on Schedule 4.1; and

              (Q) For purposes of this Agreement, "TAXES" or "TAX" shall mean all taxes, charges, fees, levies or other similar assessments or liabilities, including without limitation income, gross receipts, ad valorem, premium, value-added, excise, real property, personal property, sales, use, transfer, withholding, employment, unemployment, insurance, social security, business license, business organization, environmental, workers compensation, payroll, profits, license, lease, service, service use, severance, stamp, occupation, windfall profits, customs, duties, franchise and other taxes imposed by the United States of America or any state, local or foreign government, or any agency thereof, or other political subdivision of the United States or any such government, and any interest, fines, penalties, assessments or additions to tax resulting from, attributable to or incurred in connection with any tax or any contest or dispute thereof; and "TAX RETURNS" shall mean all reports, returns, declarations, statements or other information required to be supplied to a governmental or regulatory authority or agency, or to any other person, in connection with Taxes and any associated schedules or work papers produced in connection with such items;

          (i) All issued and outstanding Acquired Portfolio Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Acquired Portfolio. All of the issued and outstanding Acquired Portfolio Shares will, at the time of Closing, be held of record by the persons and in the amounts set forth in the Shareholder List submitted to the Acquiring Portfolio pursuant to Paragraph 3.5 hereof. The Acquired Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquired Portfolio Shares, nor is there outstanding any security convertible into any Acquired Portfolio Shares;

          (j) At the Closing Date, the Acquired Portfolio will have good and marketable title to the Acquired Assets, and full right, power and authority to sell, assign, transfer and deliver the Acquired Assets to the Acquiring Portfolio, and, upon delivery and payment for the Acquired Assets, the Acquiring Portfolio will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, except such restrictions as might arise under the Securities Act;

          (k) The Phoenix Edge Series Fund has the trust power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Phoenix Edge Series Fund's Board of Trustees, and, subject to the approval of the Acquired Portfolio's shareholders, assuming due authorization, execution and delivery by the Acquiring Portfolio, this Agreement will constitute a valid and binding obligation of the Acquired Portfolio, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

          (l) The information to be furnished by the Acquired Portfolio to the Acquiring Portfolio for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby and any information necessary to compute the total return of the Acquired Portfolio shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

          (m) The information included in the proxy statement (the "PROXY STATEMENT") forming part of the Acquiring Portfolio's Registration Statement on Form N-14 filed in connection with this Agreement

     (the "REGISTRATION STATEMENT") that has been furnished in writing by the Acquired Portfolio to the Acquiring Portfolio for inclusion in the Registration Statement, on the effective date of that Registration Statement and on the Closing Date, will conform in all material respects to the applicable requirements of the Securities Act, the Securities Exchange Act of 1934, as amended (the "EXCHANGE ACT"), and the Investment Company Act and the rules and regulations of the Commission thereunder and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

          (n) Upon the effectiveness of the Registration Statement, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Phoenix Edge Series Fund or the Acquired Portfolio of the transactions contemplated by this Agreement;

          (o) All of the issued and outstanding Acquired Portfolio Shares have been offered for sale and sold in conformity with all applicable federal and state securities laws, except as may have been previously disclosed in writing to the Acquiring Portfolio;

          (p) The prospectus and statement of additional information of the Acquired Portfolio and any amendments or supplements thereto, furnished to the Acquiring Portfolio, did not as of their dates or the dates of their distribution to the public contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which such statements were made, not misleading;

          (q) The Acquired Portfolio currently complies in all material respects with, and since its organization has complied in all material respects with, the requirements of, and the rules and regulations under, the Investment Company Act, the Securities Act, the Exchange Act, state "Blue Sky" laws and all other applicable federal and state laws or regulations. The Acquired Portfolio currently complies in all material respects with, and since its organization has complied in all material respects with, all investment objectives, policies, guidelines and restrictions and any compliance procedures established by the Phoenix Edge Series Fund with respect to the Acquired Portfolio. All advertising and sales material used by the Acquired Portfolio complies in all material respects with and has complied in all material respects with the applicable requirements of the Securities Act, the Investment Company Act, the rules and regulations of the Commission, and, to the extent applicable, the Conduct Rules of the National Association of Securities Dealers, Inc. (the "NASD") and any applicable state regulatory authority. All registration statements, prospectuses, reports, proxy materials or other filings required to be made or filed with the Commission, the NASD or any state securities authorities by the Acquired Portfolio have been duly filed and have been approved or declared effective, if such approval or declaration of effectiveness is required by law. Such registration statements, prospectuses, reports, proxy materials and other filings under the Securities Act, the Exchange Act and the Investment Company Act (i) are or were in compliance in all material respects with the requirements of all applicable statutes and the rules and regulations thereunder and (ii) do not or did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not false or misleading;

          (r) To the knowledge of the Acquired Portfolio, neither the Acquired Portfolio nor any "affiliated person" of the Acquired Portfolio has been convicted of any felony or misdemeanor, described in Section 9(a)(1) of the Investment Company Act, nor, to the knowledge of the Acquired Portfolio, has any affiliated person of the Acquired Portfolio been the subject, or presently is the subject, of any proceeding or investigation with respect to any disqualification that would be a basis for denial, suspension or revocation of registration as an investment adviser under Section 203(e) of the Investment Advisers Act of 1940, as amended (the "INVESTMENT ADVISERS ACT"), or Rule 206(4)-4(b) thereunder or of a broker-dealer under Section 15 of the Exchange Act, or for disqualification as an investment adviser, employee, officer or director of an investment company under Section 9 of the Investment Company Act; and

          (s) The tax representation certificate to be delivered by Phoenix Edge Series Fund on behalf of the Acquired Portfolio to the Lord Abbett Series Fund and Wilmer Cutler Pickering Hale and Dorr LLP at the Closing pursuant to Paragraph 7.4 (the "ACQUIRED PORTFOLIO TAX REPRESENTATION

     CERTIFICATE") will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.

     4.2 Except as set forth on Schedule 4.2 hereto, the Lord Abbett Series Fund, on behalf of the Acquiring Portfolio, represents, warrants and covenants to the Acquired Portfolio, which representations, warranties and covenants will be true and correct on the date hereof and on the Closing Date as though made on and as of the Closing Date, as follows:

          (a) The Acquiring Portfolio is a [series/class] of the Lord Abbett Series Fund. The Lord Abbett Series Fund is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland. The Lord Abbett Series Fund has the power to own all of its properties and assets and to perform the obligations under this Agreement. The Acquiring Portfolio is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. Each of the Lord Abbett Series Fund and the Acquiring Portfolio has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

          (b) The Lord Abbett Series Fund is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the Investment Company Act is in full force and effect;

          (c) The Acquiring Portfolio's registration statement on Form N-1A that will be in effect on the Closing Date, and the prospectus and statement of additional information of the Acquiring Portfolio included therein, will conform in all material respects with the applicable requirements of the Securities Act and the Investment Company Act and the rules and regulations of the Commission thereunder, and did not as of the effective date thereof and will not as of the Closing Date contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading;

          (d) The Registration Statement, the Proxy Statement and statement of additional information with respect to the Acquiring Portfolio, and any amendments or supplements thereto in effect on or prior to the Closing Date included in the Registration Statement (other than written information furnished by the Acquired Portfolio for inclusion therein, as covered by the Acquired Portfolio's warranty in Paragraph 4.1(m) hereof) will conform in all material respects to the applicable requirements of the Securities Act and the Investment Company Act and the rules and regulations of the Commission thereunder. Neither the Registration Statement nor the Proxy Statement (other than written information furnished by the Acquired Portfolio for inclusion therein, as covered by the Acquired Portfolio's warranty in Paragraph 4.1(m) hereof) includes or will include any untrue statement of a material fact or omits to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

          (e) The Lord Abbett Series Fund is not in violation of, and the execution and delivery of this Agreement and performance of its obligations under this Agreement will not result in a violation of, any provisions of the Articles of Incorporation or other organizational document of the Lord Abbett Series Fund or any material agreement, indenture, instrument, contract, lease or other undertaking with respect to the Acquiring Portfolio to which the Lord Abbett Series Fund is a party or by which the Acquiring Portfolio or any of its assets is bound;

          (f) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or threatened against the Acquiring Portfolio or any of the Acquiring Portfolio's properties or assets. The Acquiring Portfolio knows of no facts which might form the basis for the institution of such proceedings. Neither the Lord Abbett Series Fund nor the Acquiring Portfolio is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially adversely affects the Acquiring Portfolio's business or its ability to consummate the transactions contemplated herein;

          (g) The statement of assets and liabilities of the Acquiring Portfolio, and the related statements of income and changes in NAV, as of and for the fiscal year ended December 31, 2003 have been audited by Deloitte & Touche LLP, independent registered public accounting firm, and are in accordance with GAAP consistently applied and fairly reflect, in all material respects, the financial condition of the Acquiring Portfolio as of such date and the results of its operations for the period then ended, and all known liabilities, whether actual or contingent, of the Acquiring Portfolio as of the date thereof are disclosed therein;

          (h) Since December 31, 2003, except as specifically disclosed in the Acquiring Portfolio's prospectus, its statement of additional information as in effect on the date of this Agreement, or its semi-annual report for the period ended June 30, 2004, there has not been any material adverse change in the Acquiring Portfolio's financial condition, assets, liabilities, business or prospects, or any incurrence by the Acquiring Portfolio of indebtedness, except for normal contractual obligations incurred in the ordinary course of business or in connection with the settlement of purchases and sales of portfolio securities. For the purposes of this subparagraph (h) (but not for any other purpose of this Agreement), a decline in NAV per Acquiring Portfolio Share arising out of its normal investment operations or a decline in market values of securities in the Acquiring Portfolio's portfolio or a decline in net assets of the Acquiring Portfolio as a result of redemptions shall not constitute a material adverse change;

          (i) (A) For each taxable year of its operation since its inception, the Acquiring Portfolio has met, and for the current taxable year it will meet, the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and will qualify as such as of the Closing Date and will satisfy the diversification requirements of
     Section 851(b)(3) of the Code without regard to the last sentence of
     Section 851(d) of the Code. The Acquiring Portfolio has not taken any action, caused any action to be taken or caused any action to fail to be taken which action or failure could cause the Acquiring Portfolio to fail to qualify as a regulated investment company under the Code. To the knowledge of Lord Abbett Series Fund, (i) the Acquiring Portfolio does not have, and has not ever had, any shareholder that is not a segregated asset account within the meaning of Treasury Regulation Section 1.817-5(e) or an entity referred to in (and holding its shares in compliance with the terms of) Treasury Regulation 1.817-5(f)(3)(i), (ii), or (iii); (ii) no public investor is participating or has ever participated in the Acquiring Portfolio through such a segregated asset account other than through the purchase of a variable contract within the meaning of Treasury Regulation
     Section 1.817-5(f)(2)(i)(B); and (iii) the Acquiring Portfolio satisfies, and at all times during its existence has satisfied, the diversification requirements contained in Treasury Regulation Section 1.817-5(b)(1), (2), or (3);

              (B) Within the times and in the manner prescribed by law, the Acquiring Portfolio has properly filed on a timely basis, taking into account extensions of the time to file, all Tax Returns that it was required to file, and all such Tax Returns were complete and accurate in all respects. The Acquiring Portfolio has not been informed by any jurisdiction that the jurisdiction believes that the Acquiring Portfolio was required to file any Tax Return that was not filed; and the Acquiring Portfolio does not know of any basis upon which a jurisdiction could assert such a position;

              (C) The Acquiring Portfolio has timely paid, in the manner prescribed by law, all Taxes that were due and payable or that were claimed to be due;

              (D) All Tax Returns filed by the Acquiring Portfolio constitute complete and accurate reports of the respective liabilities for Taxes and all attributes of the Acquiring Portfolio or, in the case of information returns and payee statements, the amounts required to be reported, and accurately set forth all items required to be included or reflected in such returns;

              (E) The Acquiring Portfolio has not waived or extended any applicable statute of limitations relating to the assessment or collection of Taxes;

              (F) The Acquiring Portfolio has not been notified that any examinations of the Tax Returns of the Acquiring Portfolio are currently in progress or threatened, and no deficiencies have been asserted or assessed against the Acquiring Portfolio as a result of any audit by the Internal Revenue Service or any state, local or foreign taxing authority, and, to its knowledge, no such deficiency has been proposed or threatened;

              (G) The Acquiring Portfolio has no actual or potential liability for any Tax obligation of any taxpayer other than itself. The Acquiring Portfolio is not and has never been a member of a group of corporations with which it has filed (or been required to file) consolidated, combined or unitary Tax Returns. The Acquiring Portfolio is not a party to any Tax allocation, sharing, or indemnification agreement except as disclosed to the Acquired Portfolio;

              (H) The Lord Abbett Series Fund has delivered to Phoenix Edge Series Fund or made available to Phoenix Edge Series Fund complete and accurate copies of all Tax Returns of the Acquiring Portfolio, together with all related examination reports and statements of deficiency for all periods not closed under the applicable statutes of limitations and complete and correct copies of all private letter rulings, revenue agent reports, information document requests, notices of proposed deficiencies, deficiency notices, protests, petitions, closing agreements, settlement agreements, pending ruling requests and any similar documents submitted by, received by or agreed to by or on behalf of the Acquiring Portfolio. The Acquiring Portfolio has disclosed on its federal income Tax Returns all positions taken therein that could give rise to a substantial understatement of federal income Tax within the meaning of Section 6662 of the Code;

              (I) The Acquiring Portfolio has not undergone, has not agreed to undergo, and is not required to undergo (nor will it be required as a result of the transactions contemplated in this Agreement to undergo) a change in its method of accounting resulting in an adjustment to its taxable income pursuant to Section 481 of the Code. The Acquiring Portfolio will not be required to include any item of income in, or exclude any item of deduction from, taxable income for any taxable period (or portion thereof) ending after the Closing Date as a result of any (i) change in method of accounting for a taxable period ending on or prior to the Closing Date under Section 481(c) of the Code (or any corresponding or similar provision of state, local or foreign income Tax law); (ii) "closing agreement" as described in Section 7121 of the Code (or any corresponding or similar provision of state, local or foreign income Tax law) executed on or prior to the Closing Date;
          (iii) installment sale or open transaction disposition made on or prior to the Closing Date; or (iv) prepaid amount received on or prior to the Closing Date;

              (J) The Acquiring Portfolio has not taken or agreed to take any action, and is not aware of any agreement, plan or other circumstance, that is inconsistent with the representations set forth in ANNEX A;

              (K) The Acquiring Portfolio has not incurred (or been allocated) an "overall foreign loss" as defined in Section 904(f)(2) of the Code which has not been previously recaptured in full as provided in Sections 904(f)(2) and/or 904(f)(3) of the Code;

              (L) The Acquiring Portfolio is not a party to a gain recognition agreement under Section 367 of the Code;

              (M) The Acquiring Portfolio's Tax attributes are not limited under the Code (including but not limited to any capital loss carry forward limitations under Sections 382 or 383 of the Code and the Treasury Regulations thereunder) or comparable provisions of state law, except as set forth on Schedule 4.2;

          (j) The Acquiring Portfolio currently complies, and at all times since its organization has complied, in all material respects with the requirements of, and the rules and regulations under, the Investment Company Act, the Securities Act, the Exchange Act, state "Blue Sky" laws and all other applicable federal and state laws or regulations. The Acquiring Portfolio currently complies in all material respects with, and since its organization has complied in all material respects with, all investment objectives, policies, guidelines and restrictions and any compliance procedures established by the Lord Abbett Series Fund with respect to the Acquiring Portfolio. All advertising and sales material used by the Acquiring Portfolio complies in all material respects with and has complied in all material respects with the applicable requirements of the Securities Act, the Investment Company Act, the rules and regulations of the Commission, and, to the extent applicable, the Conduct Rules of the NASD and any applicable state regulatory authority. All registration statements, prospectuses, reports, proxy materials or other filings required to be made or filed with the Commission, the NASD or any state securities authorities by the Acquiring Portfolio have been duly filed and have been approved or declared effective, if such approval or declaration of effectiveness is required by law. Such registration statements, prospectuses, reports, proxy materials and other filings under the

     Securities Act, the Exchange Act and the Investment Company Act (i) are or were in compliance in all material respects with the requirements of all applicable statutes and the rules and regulations thereunder and (ii) do not or did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not false or misleading;

          (k) The authorized capital of the Acquiring Portfolio consists of ____________ shares of common stock, $0.001 par value per share. As of the Closing Date, the Acquiring Portfolio will be authorized to issue ____________ shares of common stock, $0.001 par value per share. The Acquiring Portfolio Shares to be issued and delivered to the Acquired Portfolio for the account of the Acquired Portfolio Shareholders pursuant to the terms of this Agreement will have been duly authorized on the Closing Date and, when so issued and delivered, will be duly and validly issued, fully paid and non-assessable. The Acquiring Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Portfolio shares, nor is there outstanding any security convertible into any Acquiring Portfolio shares;

          (l) The Lord Abbett Series Fund has the corporate power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Lord Abbett Series Fund's Board of Directors, and, assuming due authorization, execution and delivery by the Acquired Portfolio, this Agreement will constitute a valid and binding obligation of the Acquiring Portfolio, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

          (m) The information to be furnished in writing by the Acquiring Portfolio or the Acquiring Portfolio Adviser for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto or the requirements of any form for which its use is intended, and shall not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading;

          (n) No consent, approval, authorization or order of or filing with any court or governmental authority is required for the execution of this Agreement or the consummation of the transactions contemplated by the Agreement by the Acquiring Portfolio, except for the registration of the Acquiring Portfolio Shares under the Securities Act and the Investment Company Act;

          (o) All of the issued and outstanding Acquiring Portfolio Shares have been offered for sale and sold in conformity with all applicable federal and state securities laws, except as may have been previously disclosed in writing to the Acquired Portfolio;

          (p) The prospectus and statement of additional information of the Acquiring Portfolio and any amendments or supplements thereto, furnished to the Acquired Portfolio, did not as of their dates or the dates of their distribution to the public contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which such statements were made, not misleading;

          (q) To the knowledge of the Acquiring Portfolio, neither the Acquiring Portfolio nor any "affiliated person" of the Acquiring Portfolio has been convicted of any felony or misdemeanor, described in Section 9(a)(1) of the Investment Company Act, nor, to the knowledge of the Acquiring Portfolio, has any affiliated person of the Acquiring Portfolio been the subject, or presently is the subject, of any proceeding or investigation with respect to any disqualification that would be a basis for denial, suspension or revocation of registration as an investment adviser under Section 203(e) of the Investment Advisers Act or Rule 206(4)-4(b) thereunder or of a broker-dealer under Section 15 of the Exchange Act, or for disqualification as an investment adviser, employee, officer or director of an investment company under Section 9 of the Investment Company Act; and

          (r) The tax representation certificate to be delivered by the Lord Abbett Series Fund on behalf of the Acquiring Portfolio to the Phoenix Edge Series Fund and Wilmer Cutler Pickering Hale and Dorr LLP at Closing pursuant to Section 6.3 (the "ACQUIRING PORTFOLIO TAX REPRESENTATION CERTIFICATE") will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.

     5.   COVENANTS OF THE FUNDS

     5.1 The Acquired Portfolio will operate the Acquired Portfolio's business in the ordinary course of business between the date hereof and the Closing Date. It is understood that such ordinary course of business will include the declaration and payment of customary dividends and other distributions and any other dividends and other distributions necessary or advisable (except to the extent dividends or other distributions that are not customary may be limited by representations made in connection with the issuance of the tax opinion described in Paragraph 8.5 hereof), in each case payable either in cash or in additional shares.

     5.2 The Phoenix Edge Series Fund will call a special meeting of the Acquired Portfolio's shareholders to consider approval of this Agreement and act upon the matters set forth in the Proxy Statement.

     5.3 The Acquiring Portfolio will prepare the notice of meeting, form of proxy and Proxy Statement (collectively, "PROXY MATERIALS") to be used in connection with such meeting, and will promptly prepare and file with the Commission the Registration Statement. The Phoenix Edge Series Fund will provide the Acquiring Portfolio with information reasonably requested for the preparation of the Registration Statement in compliance with the Securities Act, the Exchange Act, and the Investment Company Act.

     5.4 The Acquired Portfolio covenants that the Acquiring Portfolio Shares to be issued hereunder are not being acquired by the Acquired Portfolio for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

     5.5 The Acquired Portfolio will assist the Acquiring Portfolio in obtaining such information as the Acquiring Portfolio reasonably requires concerning the beneficial ownership of the Acquired Portfolio Shares.

     5.6 Subject to the provisions of this Agreement, each Fund will take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by this Agreement.

     5.7 The Acquired Portfolio shall furnish to the Acquiring Portfolio on the Closing Date a Statement of Assets and Liabilities of the Acquired Portfolio as of the Closing Date setting forth the NAV (as computed pursuant to Paragraph 2.1) of the Acquired Portfolio as of the Valuation Time, which statement shall be prepared in accordance with GAAP consistently applied and certified by the Phoenix Edge Series Fund's Treasurer or Assistant Treasurer. As promptly as practicable, but in any case within 30 days after the Closing Date, the Phoenix Edge Series Fund shall furnish to the Lord Abbett Series Fund, in such form as is reasonably satisfactory to the Lord Abbett Series Fund, a statement of the earnings and profits of the Acquired Portfolio for federal income tax purposes, and of any capital loss carryovers and other items that will be carried over to the Acquiring Portfolio under the Code, and which statement will be certified by the Treasurer of the Phoenix Edge Series Fund.

     5.8 Neither Fund shall take any action that is inconsistent with the representations set forth in, with respect to the Acquired Portfolio, the Acquired Portfolio Tax Representation Certificate and, with respect to the Acquiring Portfolio, the Acquiring Portfolio Tax Representation Certificate.

     5.9 From and after the date of this Agreement and until the Closing Date, each of the Funds and the Phoenix Edge Series Fund and the Lord Abbett Series Fund shall use its commercially reasonable efforts to cause the Reorganization to qualify, and will not knowingly take any action, cause any action to be taken, fail to take any action or cause any action to fail to be taken, which action or failure to act could prevent the Reorganization from qualifying, as a reorganization under the provisions of Section 368(a) of the Code. The parties hereby adopt this Agreement as a "plan of reorganization" within the meaning of Sections 1.368-2(g) and 1.368-3(a) of the income tax regulations promulgated under the Code. Unless otherwise required pursuant to a "determination" within the meaning of Section 1313(a) of the Code, the parties hereto shall treat and report the transactions contemplated hereby as a reorganization within the meaning of Section 368(a)(1)(C) of the Code and shall not take any position inconsistent with such treatment.

     5.10 From and after the date of this Agreement and through the time of the Closing, each Fund shall use its commercially reasonable efforts to cause it to qualify, and will not knowingly take any action, cause any action to be taken, fail to take any action or cause any action to fail to be taken, which action or failure to act could prevent it from qualifying as a regulated investment company under the provisions of Subchapter M of the Code.

     5.11 Each Fund shall prepare, or cause to be prepared, all of its Tax Returns for taxable periods that end on or before the Closing Date and shall timely file, or cause to be timely filed, all such Tax Returns. Each Fund shall make any payments of Taxes required to be made by it with respect to any such Tax Returns.

     6.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED PORTFOLIO

     The obligations of the Acquired Portfolio to complete the transactions provided for herein shall be, at its election, subject to the performance by the Acquiring Portfolio of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions, unless waived by the Acquired Portfolio in writing:

     6.1 All representations and warranties by the Lord Abbett Series Fund on behalf of the Acquiring Portfolio contained in this Agreement shall be true and correct as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

     6.2 The Lord Abbett Series Fund shall have delivered to the Phoenix Edge Series Fund on the Closing Date a certificate of the Lord Abbett Series Fund on behalf of the Acquiring Portfolio executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Phoenix Edge Series Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Lord Abbett Series Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, that each of the conditions to Closing in this Article 6 have been met, and as to such other matters as the Phoenix Edge Series Fund shall reasonably request;

     6.3 The Lord Abbett Series Fund on behalf of the Acquiring Portfolio shall have delivered to the Phoenix Edge Series Fund and Wilmer Cutler Pickering Hale and Dorr LLP an Acquiring Portfolio Tax Representation Certificate, satisfactory to Wilmer Cutler Pickering Hale and Dorr LLP, substantially in the form attached to this Agreement as Annex A, concerning certain tax-related matters with respect to the Acquiring Portfolio;

     6.4 With respect to the Acquiring Portfolio, the Board of Directors of the Lord Abbett Series Fund shall have determined that the Reorganization is in the best interests of the Acquiring Portfolio and, based upon such determination, shall have approved this Agreement and the transactions contemplated hereby; and

     6.5 The Phoenix Edge Series Fund shall have received on the Closing Date an opinion from Wilmer Cutler Pickering Hale and Dorr LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Phoenix Edge Series Fund, covering the following points:

          (a) The Lord Abbett Series Fund is a corporation validly existing under the laws of the State of Maryland.

          (b) To such counsel's knowledge, and without any independent investigation, the Lord Abbett Series Fund is registered as an open-end management investment company under the 1940 Act and the Lord Abbett Series Fund 's registration with the Commission as an investment company under the 1940 Act is in full force and effect.

          (c) This Agreement has been duly authorized, executed and delivered by the Lord Abbett Series Fund on behalf of the Acquiring Portfolio and, assuming due authorization, execution and delivery of this Agreement by the Phoenix Edge Series Fund, is a valid and binding obligation of the Lord Abbett Series Fund on behalf of the Acquiring Portfolio, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles.

          (d) Assuming that the Acquiring Portfolio Shares have been issued in accordance with the terms of this Agreement, Acquiring Portfolio Shares to be issued and delivered to the Phoenix Edge Series Fund on behalf of the Acquired Portfolio Shareholders, as provided by this Agreement, are duly authorized and upon such delivery will be validly issued, fully paid, and nonassessable, and no shareholder of the Acquiring Portfolio has any preemptive rights with respect to the Acquiring Portfolio Shares.

          (e) The Registration Statement has been declared effective by the Commission, and to such counsel's knowledge, no stop order under the 1933 Act pertaining thereto has been issued, and to the knowledge of such counsel, and without any independent investigation, all regulatory consents, authorizations, approvals or filings required to be obtained or made by the Acquiring Portfolio under the federal laws of the United States or the laws of the State of Delaware for the exchange of the Acquired Portfolio's assets for Acquiring Portfolio Shares pursuant to this Agreement have been obtained or made.

          (f) The execution and delivery of this Agreement do not, and the consummation of the transactions contemplated herein will not, result in a violation of the Lord Abbett Series Fund's articles of incorporation or bylaws, as applicable.

     7.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO

     The obligations of the Acquiring Portfolio to complete the transactions provided for herein shall be, at its election, subject to the performance by the Acquired Portfolio of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions, unless waived by the Acquiring Portfolio in writing:

     7.1 All representations and warranties of the Phoenix Edge Series Fund on behalf of the Acquired Portfolio contained in this Agreement shall be true and correct as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

     7.2 The Phoenix Edge Series Fund shall have delivered to the Acquiring Portfolio the Statement of Assets and Liabilities of the Acquired Portfolio pursuant to Paragraph 5.7, together with a list of its portfolio securities showing the federal income tax bases and holding periods of such securities, as of the Closing Date, certified by the Phoenix Edge Series Fund's Treasurer or Assistant Treasurer;

     7.3 The Phoenix Edge Series Fund shall have delivered to the Lord Abbett Series Fund on the Closing Date a certificate of the Phoenix Edge Series Fund on behalf of the Acquired Portfolio executed in its name by its President or Vice President and a Treasurer or Assistant Treasurer, in form and substance reasonably satisfactory to the Lord Abbett Series Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Phoenix Edge Series Fund contained in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, that each of the conditions to Closing in this
Article 7 have been met, and as to such other matters as the Lord Abbett Series Fund shall reasonably request;

     7.4 The Phoenix Edge Series Fund on behalf of the Acquired Portfolio shall have delivered to the Lord Abbett Series Fund and Wilmer Cutler Pickering Hale and Dorr LLP an Acquired Portfolio Tax Representation Certificate, satisfactory to Wilmer Cutler Pickering Hale and Dorr LLP, substantially in the form attached to this Agreement as Annex B, concerning certain tax-related matters with respect to the Acquired Portfolio;

     7.5 The Lord Abbett Series Fund shall have received on the Closing Date an opinion from Matthew Swendiman, counsel to Phoenix Life Insurance Company, dated as of the Closing Date, in a form reasonably satisfactory to Lord Abbett Series Fund; covering the following points:

          (a) The Phoenix Edge Series Fund is a business trust validly existing under the laws of the Commonwealth of Massachusetts.

          (b) To such counsel's knowledge, and without any independent investigation, the Phoenix Edge Series Fund is registered as an open-end management investment company under the 1940 Act and such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

          (c) This Agreement has been duly authorized, executed and delivered by the Phoenix Edge Series Fund on behalf of the Acquired Portfolio and, assuming due authorization, execution and delivery of this Agreement by the Lord Abbett Series Fund on behalf of the Acquiring Portfolio and subject to approval by the Acquired Portfolio's shareholders, is a valid and binding obligation of the Phoenix Edge Series Fund on behalf of the Acquired Portfolio, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles.

          (d) To the knowledge of such counsel, and without any independent investigation, all regulatory consents, authorizations, approvals or filings required to be obtained or made by the Acquired Portfolio under the federal laws of the United States or the laws of the Commonwealth of Massachusetts for the exchange of the Acquired Portfolio's assets for Acquiring Portfolio Shares pursuant to this Agreement have been obtained or made.

          (e) The execution and delivery of this Agreement do not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Phoenix Edge Series Fund's agreement and declaration of trust or bylaws, as applicable (assuming shareholder approval has been obtained).

     7.6 With respect to the Acquired Portfolio, the Board of Trustees of the Phoenix Edge Series Fund shall have determined that the Reorganization is in the best interests of the Acquired Portfolio and, based upon such determination, shall have approved this Agreement and the transactions contemplated hereby.

     8.   FURTHER CONDITIONS PRECEDENT

     If any of the conditions set forth below does not exist on or before the Closing Date with respect to either party hereto, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

     8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the Acquired Portfolio's shareholders in accordance with the provisions of the Phoenix Edge Series Fund's Trust Instrument and By-Laws, and certified copies of the resolutions evidencing such approval by the Acquired Portfolio's shareholders shall have been delivered by the Acquired Portfolio to the Acquiring Portfolio. Notwithstanding anything herein to the contrary, neither party hereto may waive the conditions set forth in this Paragraph 8.1;

     8.2 On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

     8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities) deemed necessary by either party hereto to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of either party hereto, provided that either party may waive any such conditions for itself;

     8.4 The Lord Abbett Series Fund's Registration Statement on Form N-14 shall have become effective under the Securities Act and no stop orders suspending the effectiveness of such Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the Securities Act;

     8.5 The parties shall have received an opinion of Wilmer Cutler Pickering Hale and Dorr LLP, reasonably satisfactory to the Phoenix Edge Series Fund and the Lord Abbett Series Fund and subject to customary assumptions and qualifications, substantially to the effect that for federal income tax purposes the acquisition by the Acquiring Portfolio of the Acquired Assets solely in exchange for the issuance of Acquiring Portfolio Shares to the Acquired Portfolio and the assumption of the Assumed Liabilities by the

Acquiring Portfolio, followed by the distribution by the Acquired Portfolio, in liquidation of the Acquired Portfolio, of Acquiring Portfolio Shares to the Acquired Portfolio Shareholders in exchange for their Acquired Portfolio Shares and the termination of the Acquired Portfolio, will constitute a "reorganization" within the meaning of Section 368(a) of the Code;

     8.6 The Acquired Portfolio shall have distributed to its shareholders, and shall have provided evidence reasonably satisfactory to the Acquiring Portfolio to enable the Acquiring Portfolio to verify that the Acquired Portfolio has distributed to its shareholders, in a distribution or distributions qualifying for the deduction for dividends paid under Section 561 of the Code, all of its investment company taxable income (as defined in Section 852(b)(2) of the Code determined without regard to Section 852(b)(2)(D) of the Code) for its taxable year ending on the Closing Date, all of the excess of (i) its interest income excludable from gross income under Section 103(a) of the Code over (ii) its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ending on the Closing Date, and all of its net capital gain (as such term is used in Sections 852(b)(3)(A) and (C) of the Code), after reduction by any available capital loss carryforward, for its taxable year ending on the Closing Date; and

     9.   BROKERAGE FEES AND EXPENSES

     9.1 Each party hereto represents and warrants to the other party hereto that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

     9.2 The expenses relating to the proposed Reorganization will be borne by Lord, Abbett & Co. LLC and Phoenix Life Insurance Company and/or their affiliates. No such expenses shall be borne by the Acquired Portfolio or the Acquiring Portfolio. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, if any, preparation of the Registration Statement, printing and distributing the Proxy Statement, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders' meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses could result in the disqualification of such party for the favorable tax treatment allowed as a "regulated investment company" within the meaning of Section 851 of the Code or failure of the transactions contemplated hereby to qualify as a reorganization under Section 368(a) of the Code.

     10.  ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

     10.1 The Lord Abbett Series Fund and the Phoenix Edge Series Fund each agrees that neither party has made any representation, warranty or covenant not set forth herein or referred to in Paragraphs 4.1 or 4.2 hereof and that this Agreement constitutes the entire agreement between the parties.

     10.2 The representations and warranties contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

     11.  TERMINATION

     11.1 This Agreement may be terminated by the mutual agreement of the Lord Abbett Series Fund and Phoenix Edge Series Fund. In addition, either party may at its option terminate this Agreement at or prior to the Closing Date:

          (a) because of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed at or prior to the Closing Date;

          (b) because of a condition herein expressed to be precedent to the obligations of the terminating party which has not been met and which reasonably appears will not or cannot be met;

          (c) by resolution of the Lord Abbett Series Fund's Board of Directors if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquiring Portfolio's shareholders;

          (d) by resolution of the Phoenix Edge Series Fund's Board of Trustees if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquired Portfolio's shareholders; or

          (e) if the transactions contemplated by this Agreement shall not have occurred on or prior to May 1, 2005 or such other date as the parties may mutually agree upon in writing.

     11.2 In the event of any such termination, there shall be no liability for damages on the part of the Acquiring Portfolio, the Lord Abbett Series Fund, the Phoenix Edge Series Fund or the Acquired Portfolio, or the trustees or officers of the Phoenix Edge Series Fund, or the Lord Abbett Series Fund, but, subject to Paragraph 9.2, each party shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement.

     12.  AMENDMENTS

     This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Phoenix Edge Series Fund and the Lord Abbett Series Fund; provided, however, that following the meeting of the Acquired Portfolio's shareholders called by the Phoenix Edge Series Fund pursuant to Paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions regarding the method for determining the number of Acquiring Portfolio Shares to be received by the Acquired Portfolio Shareholders under this Agreement to their detriment without their further approval; provided that nothing contained in this Section 12 shall be construed to prohibit the parties from amending this Agreement to change the Closing Date.

     13.  NOTICES

     Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the Acquired Portfolio, c/o Phoenix Life Insurance Company, One American Row, Hartford, CT 06102, Attention Matthew Swendiman, and to the Acquiring Portfolio, c/o Lord, Abbett & Co. LLC, 90 Hudson Street, Jersey City, New Jersey 07302-3973, Attention: Christina Simmons, with copies to Wilmer Cutler Pickering Hale and Dorr LLP, 2445 M Street N.W., Washington, District of Columbia 20037, Attention: Matthew A. Chambers.

     14.  HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT

     14.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     14.3 This Agreement shall be governed by and construed in accordance with the internal laws of the State of Delaware, without giving effect to conflict of laws principles (other than Delaware Code Title 6 Section 2708); provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

     14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by either party without the prior written consent of the other party hereto. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, or other entity, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     14.5 It is expressly agreed that the obligations of the Lord Abbett Series Fund and the Phoenix Edge Series Fund shall not be binding upon any of their respective trustees, shareholders, nominees, officers, agents or employees personally, but bind only to the property of the Acquiring Portfolio or the Acquired Portfolio, as the case may be, as provided in the trust instruments of the Lord Abbett Series Fund and the Instrument of Trust of the Phoenix Edge Series Fund, respectively. The execution and delivery of this Agreement have been authorized by the trustees of the Lord Abbett Series Fund and of the Phoenix Edge Series Fund and this Agreement has been executed by authorized officers of the Lord Abbett Series Fund and the Phoenix Edge Series Fund, acting as such, and neither such authorization by such trustees nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to imposed any liability on any of them personally, but shall bind only the property of the Acquiring Portfolio and the Acquired Portfolio, as the case may be, as provided in the trust instruments of the Lord Abbett Series Fund and the Instrument of Trust of the Phoenix Edge Series Fund, respectively.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the date first set forth above by its President or Vice President and attested by its Secretary or Assistant Secretary.

Attest:                                      THE PHOENIX EDGE SERIES FUND
                                             on behalf of
                                             [PHOENIX PORTFOLIO]


By:                                          By:
   --------------------------------             --------------------------------
Name:   Matthew Swendiman                    Name:
Title: Secretary                             Title:


Attest:                                      LORD ABBETT SERIES FUND, INC.
                                             on behalf of
                                             [LORD ABBETT PORTFOLIO]


By:                                          By:
   --------------------------------             --------------------------------
Name:                                        Name:
Title: Secretary                             Title:

ANNEX A

                        TAX REPRESENTATION CERTIFICATE OF
                          LORD ABBETT SERIES FUND, INC.
                      ON BEHALF OF [LORD ABBETT PORTFOLIO]

     This certificate is being delivered in connection with the transactions to be effected pursuant to the Agreement and Plan of Reorganization made as of January ___, 2005 between Lord Abbett Series Fund, Inc., a Maryland corporation (the "Lord Abbett Series Fund") on behalf of its [series/class], [Lord Abbett Portfolio] ("Acquiring Portfolio"), and The Phoenix Edge Series Fund, a Massachusetts business trust ("Phoenix Edge Series Fund"), on behalf of its series [Phoenix Portfolio] ("Acquired Portfolio") (the "Agreement"). Pursuant to the Agreement, Acquiring Portfolio will acquire all of the assets of Acquired Portfolio in exchange solely for (i) the assumption by Acquiring Portfolio of the Assumed Liabilities of Acquired Portfolio and (ii) the issuance of [Class VC] shares of common stock of Acquiring Portfolio (the "Acquiring Portfolio Shares") to Acquired Portfolio, followed by the distribution by Acquired Portfolio, in liquidation of Acquired Portfolio, of the Acquiring Portfolio Shares to the shareholders of Acquired Portfolio and the termination of Acquired Portfolio (the foregoing together constituting the "transaction").

     The undersigned officer of Lord Abbett Series Fund, after consulting with its counsel, auditors and tax advisers regarding the meaning of and factual support for the following representations on behalf of Acquiring Portfolio, hereby certifies and represents that the following statements are true, complete and correct and will be true, complete and correct on the date of the transaction and thereafter as relevant. Unless otherwise indicated, all capitalized terms used but not defined herein shall have the meanings ascribed to them in the Agreement.

     1. Acquiring Portfolio is a [series/class] of Lord Abbett Series Fund, corporation organized under the laws of the State of Maryland, and Acquiring Portfolio is, and has been at all times, treated as a separate corporation for federal tax purposes.

     2. Neither Acquiring Portfolio nor any person "related" to Acquiring Portfolio (as defined in Treasury Regulation Section 1.368-1(e)(3)), nor any partnership of which Acquiring Portfolio or any such related person is a partner, has any plan or intention to redeem or otherwise acquire any of the Acquiring Portfolio Shares received by shareholders of Acquired Portfolio in the transaction except in the ordinary course of Acquiring Portfolio's business in connection with its legal obligation under Section 22(e) of the Investment Company Act of 1940, as amended (the "1940 Act"), as a [series/class] of a registered open-end investment company to redeem its own shares.

     3. After the transaction, Acquiring Portfolio will continue the historic business (as defined in Treasury Regulation Section 1.368-1(d)(2)) of Acquired Portfolio or will use a significant portion of the historic business assets (as defined in Treasury Regulation Section 1.368-1(d)(3)) acquired from Acquired Portfolio in a business.

     4. Acquiring Portfolio has no plan or intention to sell or otherwise dispose of any assets of Acquired Portfolio acquired in the transaction, except for dispositions made in the ordinary course of its business or to maintain its qualification as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").

     5. Neither Acquiring Portfolio nor Lord, Abbett & Co. LLC will pay or assume any expenses incurred by Acquired Portfolio or the Acquired Portfolio shareholders in connection with the transaction.

     6. There is no, and never has been any, indebtedness between Acquiring Portfolio and Acquired Portfolio.

     7. Acquiring Portfolio has properly elected to be a regulated investment company under Subchapter M of the Code, has qualified for the special tax treatment afforded regulated investment companies under the Code for each taxable year since inception and qualifies for such treatment as of the time of the Closing.

     8. Acquiring Portfolio meets the requirements of an "investment company" in
Section 368(a)(2)(F) of the Code.

     9. Acquiring Portfolio is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

     10. Acquiring Portfolio does not now own and has never owned, directly or indirectly, any shares of Acquired Portfolio.

     11. As of the date of the transaction, the fair market value of the Acquiring Portfolio Shares issued to Acquired Portfolio will be approximately equal to the fair market value of the Acquired Assets minus the Assumed Liabilities. Acquiring Portfolio will not furnish any consideration in connection with the acquisition of the Acquired Assets other than the assumption of the Assumed Liabilities and the issuance of such Acquiring Portfolio Shares.

     12. Acquired Portfolio Shareholders will not be in control (within the meaning of Sections 368(a)(2)(H)(i) and 304(c)(1) of the Code) of Acquiring Portfolio after the transaction.

     13. The transaction is being undertaken for valid and substantial business purposes, including facilitating Acquired Portfolio's becoming a part of the Lord Abbett family of mutual funds.

     14. No Acquired Portfolio shareholder is acting as agent for Acquiring Portfolio in connection with the transaction or approval thereof. Acquiring Portfolio will not reimburse any Acquired Portfolio shareholder for Acquired Portfolio Shares such shareholder may have purchased or for other obligations such shareholder may have incurred.

                                    * * * * *

     The undersigned officer of Lord Abbett Series Fund is authorized to make all of the representations set forth herein, and the undersigned is authorized to execute this certificate on behalf of Acquiring Portfolio. The undersigned recognizes that Wilmer Cutler Pickering Hale and Dorr LLP will rely upon the foregoing representations in evaluating the United States federal income tax consequences of the transaction and rendering its opinion pursuant to Section
8.5 of the Agreement. If, prior to the date of the transaction, any of the representations set forth herein ceases to be accurate, the undersigned agrees to deliver immediately to Wilmer Cutler Pickering Hale and Dorr LLP a written notice to that effect.


                                          LORD ABBETT SERIES FUND, INC.
                                          on behalf of
                                          [Lord Abbett Portfolio]

                                          By:
                                             -----------------------------------

                                          Name:
                                               ---------------------------------

                                          Title:
                                                --------------------------------


Dated: ______________, 2005

ANNEX B

                        TAX REPRESENTATION CERTIFICATE OF

                          THE PHOENIX EDGE SERIES FUND
                        ON BEHALF OF [PHOENIX PORTFOLIO]

     This certificate is being delivered in connection with the transactions to be effected pursuant to the Agreement and Plan of Reorganization made as of January ___, 2005 between Lord Abbett Series Fund, Inc., a Maryland corporation (the "Lord Abbett Series Fund") on behalf of its [series/class], [Lord Abbett Portfolio] ("Acquiring Portfolio"), and The Phoenix Edge Series Fund, a Massachusetts business trust ("Phoenix Edge Series Fund"), on behalf of its series [Phoenix Portfolio] ("Acquired Portfolio") (the "Agreement"). Pursuant to the Agreement, Acquiring Portfolio will acquire all of the assets of Acquired Portfolio in exchange solely for (i) the assumption by Acquiring Portfolio of the Assumed Liabilities of Acquired Portfolio and (ii) the issuance of [Class VC] shares of common stock of Acquiring Portfolio (the "Acquiring Portfolio Shares") to Acquired Portfolio, followed by the distribution by Acquired Portfolio, in liquidation of Acquired Portfolio, of the Acquiring Portfolio Shares to the shareholders of Acquired Portfolio and the termination of Acquired Portfolio (the foregoing together constituting the "transaction").

     The undersigned officer of Phoenix Edge Series Fund, after consulting with its counsel, auditors and tax advisers regarding the meaning of and factual support for the following representations, on behalf of Acquired Portfolio, hereby certifies and represents that the following statements are true, complete and correct and will be true, complete and correct on the date of the transaction and thereafter as relevant. Unless otherwise indicated, all capitalized terms used but not defined herein shall have the meanings ascribed to them in the Agreement.

     1. Acquired Portfolio is a series of Phoenix Edge Series Fund, a business trust organized under the laws of the Commonwealth of Massachusetts, and Acquired Portfolio is, and has been at all times, treated as a separate corporation for federal tax purposes.

     2. As of the date of the transaction, the fair market value of the Acquiring Portfolio Shares received by each shareholder that holds shares of Acquired Portfolio (the "Acquired Portfolio Shares") will be approximately equal to the fair market value of the Acquired Portfolio Shares with respect to which such Acquiring Portfolio Shares are received, and the aggregate consideration received by Acquired Portfolio shareholders in exchange for their Acquired Portfolio Shares will be approximately equal to the fair market value of all of the outstanding Acquired Portfolio Shares immediately prior to the transaction. No property other than Acquiring Portfolio Shares will be distributed to shareholders of Acquired Portfolio in exchange for their Acquired Portfolio Shares, nor will any such shareholder receive cash or other property as part of the transaction.

     3. Neither Acquired Portfolio nor any person "related" to Acquired Portfolio (as defined in Treasury Regulation Section 1.368-1(e)(3)), nor any partnership in which Acquired Portfolio or any such related person is a partner, has redeemed, acquired or otherwise made any distributions with respect to any shares of Acquired Portfolio as part of the transaction, or otherwise pursuant to a plan of which the transaction is a part, other than redemptions and distributions made in the ordinary course of Acquired Portfolio's business as a series of an open-end investment company. There is no plan or intention on the part of any shareholder of Acquired Portfolio that owns beneficially 5% or more of the Acquired Portfolio Shares, and, to the best knowledge of management of Acquired Portfolio, there is no plan or intention on the part of the remaining shareholders of Acquired Portfolio to engage in any transaction with Acquired Portfolio, Acquiring Portfolio, or any person treated as related to Acquired Portfolio or Acquiring Portfolio under Treasury Regulation Section 1.368-1(e)(3) or any partnership in which Acquired Portfolio, Acquiring Portfolio, or any person treated as related to Acquired Portfolio or Acquiring Portfolio under Treasury Regulation Section 1.368-1(e)(3) is a partner involving the sale, redemption or exchange of any of the Acquired Portfolio Shares or any of the Acquiring Portfolio Shares to be received in the transaction, as the case may be, other than in the ordinary course of Acquired Portfolio's business as a series of an open-end investment company. Without limiting the foregoing, Phoenix Life Insurance Company has not redeemed or otherwise disposed of, and has no plan or intention to redeem or otherwise dispose of, in connection with or as a result of the transaction, any of its Acquired Portfolio Shares or any of the

Acquiring Portfolio Shares that it will receive in the transaction.

     4. Pursuant to the transaction, Acquired Portfolio will transfer to Acquiring Portfolio, and Acquiring Portfolio will acquire, at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, Acquired Portfolio held immediately before the transaction. For the purposes of the foregoing, any amounts Acquired Portfolio uses to pay its transaction expenses and to make redemptions and distributions immediately before the transaction (except (a) redemptions in the ordinary course of its business required by section 22(e) of the Investment Company Act and (b) regular, normal dividend distributions made to conform to its policy of distributing all or substantially all of its income and gains to avoid the obligation to pay federal income tax and/or the excise tax under Section 4982 of the Code) will be included as assets it held immediately before the transaction.

     5. As of the date of the transaction, the fair market value of the Acquiring Portfolio Shares issued to Acquired Portfolio will be approximately equal to the fair market value of the Acquired Assets minus the Assumed Liabilities. Acquired Portfolio will not receive any consideration from Acquiring Portfolio in connection with the acquisition of the Acquired Assets other than the assumption of the Assumed Liabilities and the issuance of such Acquiring Portfolio Shares.

     6. The Assumed Liabilities assumed by Acquiring Portfolio plus the Assumed Liabilities, if any, to which the transferred assets are subject were incurred by Acquired Portfolio in the ordinary course of its business. Acquired Portfolio is not aware of any liabilities of any kind other than the Assumed Liabilities.

     7. As of the Closing Date, the fair market value of the Acquired Assets will equal or exceed the liabilities of the Acquired Portfolio that are assumed by the Acquiring Portfolio within the meaning of Section 357(d) of the Code.

     8. Acquired Portfolio currently conducts its historic business within the meaning of Treasury Regulation Section 1.368-1(d)(2), which provides that, in general, a corporation's historic business is the business it has conducted most recently, but does not include a business that the corporation enters into as part of a plan of reorganization. The Acquired Portfolio assets transferred to Acquiring Portfolio will be the Acquired Portfolio's historic business assets within the meaning of Treasury Regulation section 1.368-1(d)(3), which provides that a corporation's historic business assets are the assets used in its historic business.

     9. Acquired Portfolio will distribute to its shareholders the Acquiring Portfolio Shares it receives pursuant to the transaction, and its other properties, if any, and will be liquidated promptly thereafter.

     10. The expenses of Acquired Portfolio incurred by it in connection with the transaction will be only such expenses that are solely and directly related to the transaction in accordance with Rev. Rul. 73-54, 1973-1 C.B. 187. Any expenses of Acquired Portfolio incurred in connection with the transaction which are paid or assumed by Phoenix Life Insurance Company will be expenses of Acquired Portfolio solely and directly related to the transaction in accordance with Rev. Rul. 73-54, 1973-1 C.B. 187. Phoenix Life Insurance Company will pay such expenses directly, and no money or property will be transferred to Acquired Portfolio to pay these expenses. Acquired Portfolio will not pay or incur any obligation to pay any expenses incurred by its shareholders in connection with the transaction.

     11. There is no, and never has been any, indebtedness between Acquiring Portfolio and Acquired Portfolio.

     12. Acquired Portfolio has properly elected to be a regulated investment company under Subchapter M of the Code, has qualified for the special tax treatment afforded regulated investment companies under Subchapter M of the Code for each taxable year since inception, and qualifies for such treatment as of the time of the Closing.

     13. Acquired Portfolio meets the requirements of an "investment company" in
Section 368(a)(2)(F) of the Code.

     14. Acquired Portfolio is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

     15. Acquired Portfolio does not pay compensation to any shareholder-employee.

     16. Acquired Portfolio shareholders will not have dissenters' or appraisal rights in the transaction.

     17. The transaction is being undertaken for valid and substantial business purposes, including facilitating Acquired Portfolio's becoming a part of the Lord Abbett family of mutual funds.

                                    * * * * *

     The undersigned officer of Phoenix Edge Series Fund is authorized to make all of the representations set forth herein, and the undersigned is authorized to execute this certificate on behalf of Acquired Portfolio. The undersigned recognizes that Wilmer Cutler Pickering Hale and Dorr LLP will rely upon the foregoing representations in evaluating the United States federal income tax consequences of the transaction and rendering its opinion pursuant to Section
8.5 of the Agreement. If, prior to the date of the transaction, any of the representations set forth herein ceases to be accurate, the undersigned agrees to deliver immediately to Wilmer Cutler Pickering Hale and Dorr LLP a written notice to that effect.


                                           THE PHOENIX EDGE SERIES FUND
                                           on behalf of
                                           [Phoenix Portfolio]

                                           By:
                                               ---------------------------------

                                           Name:
                                                 -------------------------------

                                           Title:
                                                  ------------------------------


Dated: ______________, 2005

                       STATEMENT OF ADDITIONAL INFORMATION

                          LORD ABBETT SERIES FUND, INC.
                                  on behalf of

                            BOND-DEBENTURE PORTFOLIO
                           GROWTH AND INCOME PORTFOLIO
                             MID-CAP VALUE PORTFOLIO
     (each a "Lord Abbett Fund," and collectively, the "Lord Abbett Funds")

          The address and telephone number of each Lord Abbett Fund is
              90 Hudson Street, Jersey City, New Jersey 07302-3973
                                 (888) 522-2388

                               [__________], 2005

This Statement of Additional Information ("SAI") is not a prospectus. This SAI relates to, and should be read in conjunction with, the Proxy Statement/Prospectus dated [________], 2005 for the Special Meeting of Shareholders of The Phoenix Edge Series Fund on behalf of its series Phoenix-Lord Abbett Bond-Debenture Series, Phoenix-Lord Abbett Large-Cap Growth Series, and Phoenix-Lord Abbett Mid-Cap Value Series. Copies of the Proxy Statement/Prospectus may be obtained at no charge by writing to the Lord Abbett Funds at 90 Hudson Street, Jersey City, NJ 07302-3973, or calling 1-888-522-2388.

                                                                          PAGE
INTRODUCTION
EXHIBITS
ADDITIONAL INFORMATION ABOUT THE LORD ABBETT FUNDS
     FUND HISTORY
     DESCRIPTION OF THE FUND AND ITS INVESTMENT RISKS
     MANAGEMENT OF THE FUND
     CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
     INVESTMENT ADVISORY AND OTHER SERVICES
     BROKERAGE ALLOCATION AND OTHER PRACTICES
     CAPITAL STOCK AND OTHER SECURITIES
     PURCHASE, REDEMPTION AND PRICING OF SHARES
     TAXATION OF THE FUND
     UNDERWRITERS
     CALCULATION OF PERFORMANCE DATA
     FINANCIAL STATEMENTS

EXHIBITS AND DOCUMENTS INCORPORATED BY REFERENCE

The following documents are incorporated herein by reference, unless otherwise indicated. Shareholders will receive a copy of each document that is incorporated by reference upon any request to receive a copy of this Statement of Additional Information.

1. Lord Abbett Series Fund Inc.'s statement of additional information, dated May 1, 2004 (the " Lord Abbett SAI") (File No. 033-31072), as filed with the Securities and Exchange Commission on April 27, 2004 (Accession No. 0001047469-04-013684) is incorporated herein by reference insofar as it relates to the Lord Abbett Funds.

2. Lord Abbett Series Fund Inc.'s Annual Report for the fiscal year ended December, 2003 (File No. 811-05876), as filed with the Securities and Exchange Commission on February 27, 2004 (Accession No. 0000855396-04-000001) is incorporated herein by reference insofar as it relates to the Lord Abbett Funds.

3. Lord Abbett Series Fund Inc.'s Semi-Annual Report for the period ended June 30, 2004 (File No. 811-05876), as filed with the Securities and Exchange Commission on August 30, 2004 (Accession No. 0000737800-04-000016) is incorporated herein by reference insofar as it relates to the Lord Abbett Funds.

4. The Phoenix Edge Series Fund's statement of additional information, dated May 1, 2004 (File No. 333-05033), as filed with the Securities and Exchange Commission on April 30, 2004 (Accession No. 0000949377-04-000290) is incorporated herein by reference insofar as it relates to the Phoenix Funds.

5. The Phoenix Edge Series Fund's Annual Report for the fiscal year ended December 31, 2003 (File No. 811-04642), as filed with the Securities and Exchange Commission on February 27, 2004 (Accession No. 0000940400-04-000148) is incorporated herein by reference insofar as it relates to the Phoenix Funds.

6. The Phoenix Edge Series Fund's Semi-Annual Report for the period ended June 30, 2004 (File No. 811-04642), as filed with the Securities and Exchange Commission on August 27, 2004 (Accession No. 0000940400-04-000428) is incorporated herein by reference insofar as it relates to the Phoenix Funds.

                          ADDITIONAL INFORMATION ABOUT
                              THE LORD ABBETT FUNDS

FUND HISTORY

For additional information about the Lord Abbett Funds generally and their history, see "Fund History" in the Lord Abbett SAI.

DESCRIPTION OF THE FUND AND ITS INVESTMENT RISKS

For additional information about the Lord Abbett Funds' investment objective, policies, risks and restrictions, see "Fundamental Investment Restrictions," "Non-Fundamental Investment Restrictions," "Portfolio Turnover Rate," and "Additional Information on Portfolio Risks, Investments, and Techniques" in the Lord Abbett SAI.

MANAGEMENT OF THE FUNDS

For additional information about Lord Abbett Funds' Board of Directors and officers, see "Management of the Funds," "Interested Director," "Independent Directors," "Officers," "Committees," "Approval of Advisory Contract," "Compensation Disclosure," "Code of Ethics," and "Proxy Voting" in the Lord Abbett SAI.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

For additional information, see "Control Persons and Principal Holders of Securities" in the Lord Abbett SAI.

INVESTMENT ADVISORY AND OTHER SERVICES

For additional information, see "Investment Manager," "Administrative Services," "Principal Underwriter," "Custodian and Accounting Agent," "Transfer Agent," and "Independent Auditors" in the Lord Abbett SAI.

BROKERAGE ALLOCATION AND OTHER PRACTICES

For additional information about the Lord Abbett Funds' brokerage allocation practices, see "Portfolio Transactions" in the Lord Abbett SAI.

CAPITAL STOCK AND OTHER SECURITIES

For additional information about the voting rights and other characteristics of shares of beneficial interest of the Lord Abbett Funds, see "Classes of Shares" in the Lord Abbett SAI.

PURCHASE, REDEMPTION AND PRICING OF SHARES

For additional information about purchase, redemption, and pricing of shares of the Lord Abbett Funds, see "Purchases, Redemptions, and Pricing" in the Lord Abbett SAI.

TAXATION OF THE FUND

For additional information about tax matters related to an investment in the Lord Abbett Funds, see "Taxation of the Funds" in the Lord Abbett SAI.

UNDERWRITERS

For additional information about the Lord Abbett Funds' principal underwriter and distribution plans, see "Underwriter" and in the Lord Abbett SAI.

CALCULATION OF PERFORMANCE DATA

For additional information about the investment performance of the Lord Abbett Funds, see "Performance" in the Lord Abbett SAI.

FINANCIAL STATEMENTS

For additional information, see "Financial Statements" in the Lord Abbett SAI.

PRO FORMA FINANCIAL STATEMENTS AND SCHEDULES

The following pages include the pro forma schedules, financial statements, and notes for the combination of Lord Abbett Series Fund--Bond-Debenture Portfolio and Phoenix-Lord Abbett Bond-Debenture Series. Pro forma schedules and financial statements are not included for the combinations of (i) Lord Abbett Series Fund--Growth and Income Portfolio and Phoenix-Lord Abbett Large-Cap Value Series and (ii) Lord Abbett Series Fund--Mid-Cap Value Portfolio and Phoenix-Lord Abbett Mid-Cap Value Series because in each case the net asset value of the Phoenix Fund being acquired is less than ten percent of the net asset value of the corresponding Lord Abbett Fund.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2004

                                                                                                   % OF
                                                         INTEREST                 MATURITY          NET
INVESTMENTS                                                  RATE                     DATE       ASSETS
-------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS                                                                             95.75%

ASSET-BACKED SECURITY                                                                              0.13%

AIRLINES                                                                                           0.13%
Continental Airlines                                         6.90%                1/2/2017

COMMON STOCKS                                                                                      0.26%

AEROSPACE/DEFENSE                                                                                  0.08%
Raytheon Co.

MULTI-LINE INSURANCE                                                                               0.18%
MetLife, Inc.

TOTAL COMMON STOCKS

CONVERTIBLE BONDS                                                                                 17.54%

AEROSPACE/DEFENSE                                                                                  0.58%
Alliant Techsystems, Inc.+                                   2.75%               2/15/2024
EDO Corp.                                                    5.25%               4/15/2007
L-3 Comm. Holdings Corp.                                     4.00%               9/15/2011

TOTAL

COMPUTER HARDWARE                                                                                  0.32%
Corning, Inc.                                                3.50%               11/1/2008
Maxtor Corp.                                                 6.80%               4/30/2010

TOTAL

DIVERSIFIED CAPITAL GOODS                                                                          0.66%
Tyco Int'l. Group(a)                                         2.75%               1/15/2018

ELECTRONICS                                                                                        2.08%
Artesyn Tech, Inc.                                           5.50%               8/15/2010
Flir Systems, Inc.                                           3.00%                6/1/2023
RF Micro Devices, Inc.                                       1.50%                7/1/2010
Teradyne, Inc.                                               3.75%              10/15/2006

TOTAL

                                                                    ACQUIRING FUND
                                                             LORD ABBETT SERIES FUND, INC.
                                                               BOND-DEBENTURE PORTFOLIO
                                                      PRINCIPAL
                                                         AMOUNT
INVESTMENTS                                               (000)              COST           VALUE
-------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS

ASSET-BACKED SECURITY

AIRLINES
Continental Airlines                                  $     190     $     168,969   $     146,622
                                                                    -------------   -------------

                                                         SHARES
                                                          (000)
                                                      ---------
COMMON STOCKS

AEROSPACE/DEFENSE
Raytheon Co.                                                  3                           112,032
                                                                                    -------------
MULTI-LINE INSURANCE
MetLife, Inc.                                                 7                           234,244
                                                                                    -------------
TOTAL COMMON STOCKS                                                       275,739         346,276
                                                                    -------------   -------------

                                                      PRINCIPAL
                                                         AMOUNT
                                                          (000)
                                                      ---------
CONVERTIBLE BONDS

AEROSPACE/DEFENSE
Alliant Techsystems, Inc.+                            $     250                           260,000
EDO Corp.                                                   150                           157,687
L-3 Comm. Holdings Corp.                                    200                           250,500
                                                                                    -------------
TOTAL                                                                                     668,187
                                                                                    -------------
COMPUTER HARDWARE
Corning, Inc.                                               200                           282,500
Maxtor Corp.                                                 60                            63,600
                                                                                    -------------
TOTAL                                                                                     346,100
                                                                                    -------------
DIVERSIFIED CAPITAL GOODS
Tyco Int'l. Group(a)                                        500                           753,750
                                                                                    -------------
ELECTRONICS
Artesyn Tech, Inc.                                          200                           285,500
Flir Systems, Inc.                                          600                           857,250
RF Micro Devices, Inc.                                      700                           829,500
Teradyne, Inc.                                              400                           424,000
                                                                                    -------------
TOTAL                                                                                   2,396,250
                                                                                    -------------

                                                                     TARGET FUND
                                                            THE PHOENIX EDGE SERIES FUND
                                                      PHOENIX-LORD ABBETT BOND DEBENTURE SERIES
                                                       PRINCIPAL
                                                          AMOUNT
INVESTMENTS                                                (000)           COST           VALUE
-----------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS

ASSET-BACKED SECURITY

AIRLINES
Continental Airlines                                   $      24   $     20,852   $      18,313
                                                                   ------------   -------------

                                                          SHARES
                                                           (000)
                                                       ---------
COMMON STOCKS

AEROSPACE/DEFENSE
Raytheon Co.                                                   -                              -
                                                                                  -------------
MULTI-LINE INSURANCE
MetLife, Inc.                                                  -                              -
                                                                                  -------------
TOTAL COMMON STOCKS                                                           -               -
                                                                   ------------   -------------

                                                       PRINCIPAL
                                                          AMOUNT
                                                           (000)
                                                       ---------
CONVERTIBLE BONDS

AEROSPACE/DEFENSE
Alliant Techsystems, Inc.+                             $     100                        104,000
EDO Corp.                                                      -                              -
L-3 Comm. Holdings Corp.                                       -                              -
                                                                                  -------------
TOTAL                                                                                   104,000
                                                                                  -------------
COMPUTER HARDWARE
Corning, Inc.                                                 20                         28,250
Maxtor Corp.                                                  40                         42,400
                                                                                  -------------
TOTAL                                                                                    70,650
                                                                                  -------------
DIVERSIFIED CAPITAL GOODS
Tyco Int'l. Group(a)                                          75                        112,688
                                                                                  -------------
ELECTRONICS
Artesyn Tech, Inc.                                            30                         42,825
Flir Systems, Inc.                                           100                        142,875
RF Micro Devices, Inc.                                       100                        118,500
Teradyne, Inc.                                                50                         53,000
                                                                                  -------------
TOTAL                                                                                   357,200
                                                                                  -------------

                                                                  PRO FORMA COMBINED
                                                      PRINCIPAL
                                                         AMOUNT
INVESTMENTS                                               (000)              COST           VALUE
-------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS

ASSET-BACKED SECURITY

AIRLINES
Continental Airlines                                  $     214     $     189,821   $     164,935
                                                                    -------------   -------------

                                                         SHARES
                                                          (000)
                                                      ---------
COMMON STOCKS

AEROSPACE/DEFENSE
Raytheon Co.                                                  3                           112,032
                                                                                    -------------
MULTI-LINE INSURANCE
MetLife, Inc.                                                 7                           234,244
                                                                                    -------------
TOTAL COMMON STOCKS                                                       275,739         346,276
                                                                    -------------   -------------

                                                      PRINCIPAL
                                                         AMOUNT
                                                          (000)
                                                      ---------
CONVERTIBLE BONDS

AEROSPACE/DEFENSE
Alliant Techsystems, Inc.+                            $     350                           364,000
EDO Corp.                                                   150                           157,687
L-3 Comm. Holdings Corp.                                    200                           250,500
                                                                                    -------------
TOTAL                                                                                     772,187
                                                                                    -------------
COMPUTER HARDWARE
Corning, Inc.                                               220                           310,750
Maxtor Corp.                                                100                           106,000
                                                                                    -------------
TOTAL                                                                                     416,750
                                                                                    -------------
DIVERSIFIED CAPITAL GOODS
Tyco Int'l. Group(a)                                        575                           866,438
                                                                                    -------------
ELECTRONICS
Artesyn Tech, Inc.                                          230                           328,325
Flir Systems, Inc.                                          700                         1,000,125
RF Micro Devices, Inc.                                      800                           948,000
Teradyne, Inc.                                              450                           477,000
                                                                                    -------------
TOTAL                                                                                   2,753,450
                                                                                    -------------

SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2004

                                                                                                   % OF
                                                         INTEREST                 MATURITY          NET
INVESTMENTS                                                  RATE                     DATE       ASSETS
-------------------------------------------------------------------------------------------------------
FOOD & DRUG RETAILERS                                                                              0.10%
Albertson's, Inc.                                            7.50%               5/16/2007

FOOD - WHOLESALE                                                                                   1.06%
General Mills, Inc.                                   Zero Coupon               10/28/2022
Nestle Holdings, Inc.                                        3.00%                5/9/2005

TOTAL

GAMING                                                                                             0.36%
International Game Technology                         Zero Coupon                1/29/2033

HEALTH CARE FACILITIES                                                                             0.06%
Lifepoint Hospital Holdings, Inc.                            4.50%                6/1/2009

HEALTH SERVICES                                                                                    3.07%
Abgenix, Inc.                                                3.50%               3/15/2007
Advanced Medical Optics, Inc.+                               2.50%               7/15/2024
Fisher Scientific Int'l., Inc.                               2.50%               10/1/2023
Invitrogen Corp.+                                            1.50%               2/15/2024
Medtronic, Inc.                                              1.25%               9/15/2021
Universal Health Services, Inc.                             0.426%               6/23/2020

TOTAL

HOTELS                                                                                             0.46%
Fairmont Hotels & Resorts(a)                                 3.75%               12/1/2023

HOUSEHOLD & LEISURE PRODUCTS                                                                       0.36%
Costco Cos., Inc.                                     Zero Coupon                8/19/2017

MACHINERY                                                                                          0.45%
Agco Corp.+                                                  1.75%              12/31/2033

MEDIA - BROADCAST                                                                                  0.15%
Sinclair Broadcast Group, Inc.                              4.875%#              7/15/2018

MEDIA - DIVERSIFIED                                                                                1.12%
Liberty Media Corp. Class A                                  3.25%               3/15/2031
Walt Disney Co. (The)                                       2.125%               4/15/2023

TOTAL

MEDIA - SERVICES                                                                                   0.53%
Lamar Advertising Co.                                       2.875%              12/31/2010

                                                                    ACQUIRING FUND
                                                             LORD ABBETT SERIES FUND, INC.
                                                               BOND-DEBENTURE PORTFOLIO
                                                      PRINCIPAL
                                                         AMOUNT
INVESTMENTS                                               (000)              COST           VALUE
-------------------------------------------------------------------------------------------------
FOOD & DRUG RETAILERS
Albertson's, Inc.                                     $       -                     $           0
                                                                                    -------------
FOOD - WHOLESALE
General Mills, Inc.                                       1,000                           710,000
Nestle Holdings, Inc.                                       500                           589,444
                                                                                    -------------
TOTAL                                                                                   1,299,444
                                                                                    -------------
GAMING
International Game Technology                               500                           426,875
                                                                                    -------------
HEALTH CARE FACILITIES
Lifepoint Hospital Holdings, Inc.                             -                                 -
                                                                                    -------------
HEALTH SERVICES
Abgenix, Inc.                                               500                           466,875
Advanced Medical Optics, Inc.+                              125                           137,344
Fisher Scientific Int'l., Inc.                            1,000                         1,406,250
Invitrogen Corp.+                                           750                           707,812
Medtronic, Inc.                                             650                           663,000
Universal Health Services, Inc.                             500                           299,375
                                                                                    -------------
TOTAL                                                                                   3,680,656
                                                                                    -------------
HOTELS
Fairmont Hotels & Resorts(a)                                500                           508,750
                                                                                    -------------
HOUSEHOLD & LEISURE PRODUCTS
Costco Cos., Inc.                                           500                           473,125
                                                                                    -------------
MACHINERY
Agco Corp.+                                                 435                           481,219
                                                                                    -------------
MEDIA - BROADCAST
Sinclair Broadcast Group, Inc.                              200                           186,000
                                                                                    -------------
MEDIA - DIVERSIFIED
Liberty Media Corp. Class A                                 800                           720,000
Walt Disney Co. (The)                                       500                           538,750
                                                                                    -------------
TOTAL                                                                                   1,258,750
                                                                                    -------------
MEDIA - SERVICES
Lamar Advertising Co.                                       600                           647,250
                                                                                    -------------

                                                                     TARGET FUND
                                                            THE PHOENIX EDGE SERIES FUND
                                                      PHOENIX-LORD ABBETT BOND DEBENTURE SERIES
                                                       PRINCIPAL
                                                          AMOUNT
INVESTMENTS                                                (000)           COST          VALUE
----------------------------------------------------------------------------------------------
FOOD & DRUG RETAILERS
Albertson's, Inc.                                      $       5                  $    138,450
                                                                                  ------------
FOOD - WHOLESALE
General Mills, Inc.                                            -                             -
Nestle Holdings, Inc.                                         80                        94,352
                                                                                  ------------
TOTAL                                                                                   94,352
                                                                                  ------------
GAMING
International Game Technology                                 50                        42,438
                                                                                  ------------
HEALTH CARE FACILITIES
Lifepoint Hospital Holdings, Inc.                             75                        77,906
                                                                                  ------------
HEALTH SERVICES
Abgenix, Inc.                                                  -                             -
Advanced Medical Optics, Inc.+                                20                        21,975
Fisher Scientific Int'l., Inc.                               125                       175,781
Invitrogen Corp.+                                             50                        47,188
Medtronic, Inc.                                               75                        76,125
Universal Health Services, Inc.                              100                        59,375
                                                                                  ------------
TOTAL                                                                                  380,444
                                                                                  ------------
HOTELS
Fairmont Hotels & Resorts(a)                                 100                       101,250
                                                                                  ------------
HOUSEHOLD & LEISURE PRODUCTS
Costco Cos., Inc.                                              -                             -
                                                                                  ------------
MACHINERY
Agco Corp.+                                                  100                       110,625
                                                                                  ------------
MEDIA - BROADCAST
Sinclair Broadcast Group, Inc.                                15                        13,950
                                                                                  ------------
MEDIA - DIVERSIFIED
Liberty Media Corp. Class A                                  125                       111,875
Walt Disney Co. (The)                                        100                       107,250
                                                                                  ------------
TOTAL                                                                                  219,125
                                                                                  ------------
MEDIA - SERVICES
Lamar Advertising Co.                                         50                        53,938
                                                                                  ------------

                                                                  PRO FORMA COMBINED
                                                      PRINCIPAL
                                                         AMOUNT
INVESTMENTS                                               (000)              COST           VALUE
-------------------------------------------------------------------------------------------------
FOOD & DRUG RETAILERS
Albertson's, Inc.                                     $       5                     $     138,450
                                                                                    -------------
FOOD - WHOLESALE
General Mills, Inc.                                       1,000                           710,000
Nestle Holdings, Inc.                                       580                           683,796
                                                                                    -------------
TOTAL                                                                                   1,393,796
                                                                                    -------------
GAMING
International Game Technology                               550                           469,313
                                                                                    -------------
HEALTH CARE FACILITIES
Lifepoint Hospital Holdings, Inc.                            75                            77,906
                                                                                    -------------
HEALTH SERVICES
Abgenix, Inc.                                               500                           466,875
Advanced Medical Optics, Inc.+                              145                           159,319
Fisher Scientific Int'l., Inc.                            1,125                         1,582,031
Invitrogen Corp.+                                           800                           755,000
Medtronic, Inc.                                             725                           739,125
Universal Health Services, Inc.                             600                           358,750
                                                                                    -------------
TOTAL                                                                                   4,061,100
                                                                                    -------------
HOTELS
Fairmont Hotels & Resorts(a)                                600                           610,000
                                                                                    -------------
HOUSEHOLD & LEISURE PRODUCTS
Costco Cos., Inc.                                           500                           473,125
                                                                                    -------------
MACHINERY
Agco Corp.+                                                 535                           591,844
                                                                                    -------------
MEDIA - BROADCAST
Sinclair Broadcast Group, Inc.                              215                           199,950
                                                                                    -------------
MEDIA - DIVERSIFIED
Liberty Media Corp. Class A                                 925                           831,875
Walt Disney Co. (The)                                       600                           646,000
                                                                                    -------------
TOTAL                                                                                   1,477,875
                                                                                    -------------
MEDIA - SERVICES
Lamar Advertising Co.                                       650                           701,188
                                                                                    -------------

SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2004

                                                                                                   % OF
                                                         INTEREST                 MATURITY          NET
INVESTMENTS                                                  RATE                     DATE       ASSETS
-------------------------------------------------------------------------------------------------------
METALS/MINING EXCLUDING STEEL                                                                      0.67%
Placer Dome, Inc.+(a)                                        2.75%              10/15/2023

OIL FIELD EQUIPMENT & SERVICES                                                                     0.66%
Schlumberger Ltd.(a)                                         1.50%                6/1/2023

PHARMACEUTICALS                                                                                    1.73%
Amgen, Inc.                                           Zero Coupon                 3/1/2032
Amylin Pharmaceuticals, Inc.+                                2.50%               4/15/2011
Teva Pharmaceutical Finance II, LLC (a)                      0.50%                2/1/2024
Teva Pharmaceutical Finance B.V.(a)                         0.375%              11/15/2022
Watson Pharmaceutical, Inc.                                  1.75%               3/15/2023

TOTAL

SOFTWARE/SERVICES                                                                                  1.86%
DST Systems, Inc.                                           4.125%               8/15/2023
EMC Corp.                                                    4.50%                4/1/2007
Mentor Graphics Corp.                                       6.875%               6/15/2007

TOTAL

SUPPORT-SERVICES                                                                                   0.28%
Kroll, Inc.+                                                 1.75%               1/15/2014

TELECOM - WIRELESS                                                                                 0.30%
Nextel Communications, Inc.                                  5.25%               1/15/2010

TELECOMMUNICATIONS EQUIPMENT                                                                       0.68%
LSI Logic Corp.                                              4.00%               5/15/2010

TOTAL CONVERTIBLE BONDS

CONVERTIBLE PREFERRED STOCKS                                                                       3.86%

AEROSPACE & DEFENSE                                                                                0.06%
Northrop Grumman Corp.                                       7.25%

BEVERAGE                                                                                           0.40%
Constellation Brands, Inc.                                   5.75%

ELECTRIC-INTEGRATED                                                                                0.26%
Dominion Resources, Inc.                                     9.50%

                                                                    ACQUIRING FUND
                                                             LORD ABBETT SERIES FUND, INC.
                                                               BOND-DEBENTURE PORTFOLIO
                                                      PRINCIPAL
                                                         AMOUNT
INVESTMENTS                                               (000)              COST           VALUE
-------------------------------------------------------------------------------------------------
METALS/MINING EXCLUDING STEEL
Placer Dome, Inc.+(a)                                 $     650                     $     737,750
                                                                                    -------------
OIL FIELD EQUIPMENT & SERVICES
Schlumberger Ltd.(a)                                        750                           797,812
                                                                                    -------------
PHARMACEUTICALS
Amgen, Inc.                                                 500                           370,000
Amylin Pharmaceuticals, Inc.+                               220                           214,500
Teva Pharmaceutical Finance II, LLC (a)                     325                           337,187
Teva Pharmaceutical Finance B.V.(a)                         190                           303,525
Watson Pharmaceutical, Inc.                                 850                           806,438
                                                                                    -------------
TOTAL                                                                                   2,031,650
                                                                                    -------------
SOFTWARE/SERVICES
DST Systems, Inc.                                           500                           627,500
EMC Corp.                                                   750                           825,938
Mentor Graphics Corp.                                       600                           634,500
                                                                                    -------------
TOTAL                                                                                   2,087,938
                                                                                    -------------
SUPPORT-SERVICES
Kroll, Inc.+                                                300                           318,000
                                                                                    -------------
TELECOM - WIRELESS
Nextel Communications, Inc.                                 350                           342,125
                                                                                    -------------
TELECOMMUNICATIONS EQUIPMENT
LSI Logic Corp.                                             800                           804,000
                                                                                    -------------
TOTAL CONVERTIBLE BONDS                                             $  19,392,832      20,245,631
                                                                    -------------   -------------

                                                         SHARES
                                                          (000)
                                                      ---------
CONVERTIBLE PREFERRED STOCKS

AEROSPACE & DEFENSE
Northrop Grumman Corp.                                        -                                 -
                                                                                    -------------
BEVERAGE
Constellation Brands, Inc.                                   12                           395,160
                                                                                    -------------
ELECTRIC-INTEGRATED
Dominion Resources, Inc.                                      5                           272,000
                                                                                    -------------

                                                                     TARGET FUND
                                                            THE PHOENIX EDGE SERIES FUND
                                                      PHOENIX-LORD ABBETT BOND DEBENTURE SERIES
                                                       PRINCIPAL
                                                          AMOUNT
INVESTMENTS                                                (000)           COST           VALUE
-----------------------------------------------------------------------------------------------
METALS/MINING EXCLUDING STEEL
Placer Dome, Inc.+(a)                                  $     125                   $    141,250
                                                                                   ------------
OIL FIELD EQUIPMENT & SERVICES
Schlumberger Ltd.(a)                                          75                         79,406
                                                                                   ------------
PHARMACEUTICALS
Amgen, Inc.                                                    -                              -
Amylin Pharmaceuticals, Inc.+                                 65                         63,050
Teva Pharmaceutical Finance II, LLC (a)                       25                         25,812
Teva Pharmaceutical Finance B.V.(a)                           55                         87,587
Watson Pharmaceutical, Inc.                                   75                         70,781
                                                                                   ------------
TOTAL                                                                                   247,230
                                                                                   ------------
SOFTWARE/SERVICES
DST Systems, Inc.                                            100                        125,000
EMC Corp.                                                    125                        137,031
Mentor Graphics Corp.                                        100                        105,750
                                                                                   ------------
TOTAL                                                                                   367,781
                                                                                   ------------
SUPPORT-SERVICES
Kroll, Inc.+                                                  50                         53,000
                                                                                   ------------
TELECOM - WIRELESS
Nextel Communications, Inc.                                   50                         48,875
                                                                                   ------------
TELECOMMUNICATIONS EQUIPMENT
LSI Logic Corp.                                              100                        100,500
                                                                                   ------------
TOTAL CONVERTIBLE BONDS                                            $  2,756,908       2,915,058
                                                                   ------------    ------------

                                                          SHARES
                                                           (000)
                                                       ---------
CONVERTIBLE PREFERRED STOCKS

AEROSPACE & DEFENSE
Northrop Grumman Corp.                                        1                          74,424
                                                                                   ------------
BEVERAGE
Constellation Brands, Inc.                                    4                         131,720
                                                                                   ------------
ELECTRIC-INTEGRATED
Dominion Resources, Inc.                                      1                          76,160
                                                                                   ------------

                                                                  PRO FORMA COMBINED
                                                      PRINCIPAL
                                                         AMOUNT
INVESTMENTS                                               (000)              COST           VALUE
-------------------------------------------------------------------------------------------------
METALS/MINING EXCLUDING STEEL
Placer Dome, Inc.+(a)                                 $     775                     $     879,000
                                                                                    -------------
OIL FIELD EQUIPMENT & SERVICES
Schlumberger Ltd.(a)                                        825                           877,218
                                                                                    -------------
PHARMACEUTICALS
Amgen, Inc.                                                 500                           370,000
Amylin Pharmaceuticals, Inc.+                               285                           277,550
Teva Pharmaceutical Finance II, LLC (a)                     350                           362,999
Teva Pharmaceutical Finance B.V.(a)                         245                           391,112
Watson Pharmaceutical, Inc.                                 925                           877,219
                                                                                    -------------
TOTAL                                                                                   2,278,880
                                                                                    -------------
SOFTWARE/SERVICES
DST Systems, Inc.                                           600                           752,500
EMC Corp.                                                   875                           962,969
Mentor Graphics Corp.                                       700                           740,250
                                                                                    -------------
TOTAL                                                                                   2,455,719
                                                                                    -------------
SUPPORT-SERVICES
Kroll, Inc.+                                                350                           371,000
                                                                                    -------------
TELECOM - WIRELESS
Nextel Communications, Inc.                                 400                           391,000
                                                                                    -------------
TELECOMMUNICATIONS EQUIPMENT
LSI Logic Corp.                                             900                           904,500
                                                                                    -------------
TOTAL CONVERTIBLE BONDS                                             $  22,149,740      23,160,689
                                                                    -------------   -------------

                                                         SHARES
                                                          (000)
                                                      ---------
CONVERTIBLE PREFERRED STOCKS

AEROSPACE & DEFENSE
Northrop Grumman Corp.                                        1                            74,424
                                                                                    -------------
BEVERAGE
Constellation Brands, Inc.                                   16                           526,880
                                                                                    -------------
ELECTRIC-INTEGRATED
Dominion Resources, Inc.                                      6                           348,160
                                                                                    -------------

SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2004

                                                                                                   % OF
                                                         INTEREST                 MATURITY          NET
INVESTMENTS                                                  RATE                     DATE       ASSETS
-------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES                                                                                 0.08%
FPL Group, Inc.                                              8.00%

ENERGY - EXPLORATION & PRODUCTION                                                                  0.59%
Chesapeake Energy Corp.                                      6.00%

FOOD & DRUG RETAILERS                                                                              0.31%
Albertson's, Inc.                                            7.25%

FORESTRY/PAPER                                                                                     0.21%
Temple-Inland, Inc.                                          7.50%

HEALTH SERVICES                                                                                    0.38%
Anthem, Inc.                                                 6.00%
Omnicare, Inc.                                               4.00%

TOTAL

INVESTMENTS & MISC FINANCIAL SERVICES                                                              0.10%
Doral Financial Corp.                                        4.75%

MEDIA - BROADCAST                                                                                  0.44%
Sinclair Broadcast Group, Inc.                               6.00%

MULTI-LINE INSURANCE                                                                               0.56%
Prudential Financial, Inc.                                   6.75%
XL Capital Ltd.(a)                                           6.50%

TOTAL

OIL & GAS EXPLORATION & PRODUCTION                                                                 0.04%
Kerr McGee Corp.                                             5.50%

PRINTING & PUBLISHING                                                                              0.35%
Interpublic Group of Cos. Series A                          5.375%

TELECOMMUNICATIONS EQUIPMENT                                                                       0.08%
Motorola, Inc.                                               7.00%

TOTAL CONVERTIBLE PREFERRED STOCKS

                                                                    ACQUIRING FUND
                                                             LORD ABBETT SERIES FUND, INC.
                                                               BOND-DEBENTURE PORTFOLIO
                                                         SHARES
INVESTMENTS                                               (000)              COST           VALUE
-------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES
FPL Group, Inc.                                               -                     $           0
                                                                                    -------------
ENERGY - EXPLORATION & PRODUCTION
Chesapeake Energy Corp.                                       8                           582,188
                                                                                    -------------
FOOD & DRUG RETAILERS
Albertson's, Inc.                                            15                           415,350
                                                                                    -------------
FORESTRY/PAPER
Temple-Inland, Inc.                                           4                           235,280
                                                                                    -------------
HEALTH SERVICES
Anthem, Inc.                                                  2                           195,149
Omnicare, Inc.                                                5                           310,150
                                                                                    -------------
TOTAL                                                                                     505,299
                                                                                    -------------
INVESTMENTS & MISC FINANCIAL SERVICES
Doral Financial Corp.                                         -(c)                        132,031
                                                                                    -------------
MEDIA - BROADCAST
Sinclair Broadcast Group, Inc.                               12                           519,000
                                                                                    -------------
MULTI-LINE INSURANCE
Prudential Financial, Inc.                                    7                           489,510
XL Capital Ltd.(a)                                            6                           152,340
                                                                                    -------------
TOTAL                                                                                     641,850
                                                                                    -------------
OIL & GAS EXPLORATION & PRODUCTION
Kerr McGee Corp.                                              -                                 -
                                                                                    -------------
PRINTING & PUBLISHING
Interpublic Group of Cos. Series A                            8                           408,240
                                                                                    -------------
TELECOMMUNICATIONS EQUIPMENT
Motorola, Inc.                                                2                            98,760
                                                                                    -------------
TOTAL CONVERTIBLE PREFERRED STOCKS                                  $   3,691,111       4,205,158
                                                                    -------------   -------------

                                                                     TARGET FUND
                                                            THE PHOENIX EDGE SERIES FUND
                                                      PHOENIX-LORD ABBETT BOND DEBENTURE SERIES
                                                          SHARES
INVESTMENTS                                                (000)           COST           VALUE
-----------------------------------------------------------------------------------------------
ELECTRIC UTILITIES
FPL Group, Inc.                                                2                  $    109,620
                                                                                  ------------
ENERGY - EXPLORATION & PRODUCTION
Chesapeake Energy Corp.                                        3                       193,437
                                                                                  ------------
FOOD & DRUG RETAILERS
Albertson's, Inc.                                              -                             -
                                                                                  ------------
FORESTRY/PAPER
Temple-Inland, Inc.                                            1                        41,174
                                                                                  ------------
HEALTH SERVICES
Anthem, Inc.                                                   -                             -
Omnicare, Inc.                                                 -                             -
                                                                                  ------------
TOTAL                                                                                        -
                                                                                  ------------
INVESTMENTS & MISC FINANCIAL SERVICES
Doral Financial Corp.                                          -                             -
                                                                                  ------------
MEDIA - BROADCAST
Sinclair Broadcast Group, Inc.                                 2                        64,875
                                                                                  ------------
MULTI-LINE INSURANCE
Prudential Financial, Inc.                                     1                        69,930
XL Capital Ltd.(a)                                             1                        25,390
                                                                                  ------------
TOTAL                                                                                   95,320
                                                                                  ------------
OIL & GAS EXPLORATION & PRODUCTION
Kerr McGee Corp.                                               1                        56,490
                                                                                  ------------
PRINTING & PUBLISHING
Interpublic Group of Cos. Series A                             1                        51,030
                                                                                  ------------
TELECOMMUNICATIONS EQUIPMENT
Motorola, Inc.                                                 -                             -
                                                                                  ------------
TOTAL CONVERTIBLE PREFERRED STOCKS                                  $   832,206       894,250
                                                                    -----------  ------------

                                                                  PRO FORMA COMBINED
                                                         SHARES
INVESTMENTS                                               (000)              COST           VALUE
-------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES
FPL Group, Inc.                                               2                     $     109,620
                                                                                    -------------
ENERGY - EXPLORATION & PRODUCTION
Chesapeake Energy Corp.                                      11                           775,625
                                                                                    -------------
FOOD & DRUG RETAILERS
Albertson's, Inc.                                            15                           415,350
                                                                                    -------------
FORESTRY/PAPER
Temple-Inland, Inc.                                           5                           276,454
                                                                                    -------------
HEALTH SERVICES
Anthem, Inc.                                                  2                           195,149
Omnicare, Inc.                                                5                           310,150
                                                                                    -------------
TOTAL                                                                                     505,299
                                                                                    -------------
INVESTMENTS & MISC FINANCIAL SERVICES
Doral Financial Corp.                                         -(c)                        132,031
                                                                                    -------------
MEDIA - BROADCAST
Sinclair Broadcast Group, Inc.                               14                           583,875
                                                                                    -------------
MULTI-LINE INSURANCE
Prudential Financial, Inc.                                    8                           559,440
XL Capital Ltd.(a)                                            7                           177,730
                                                                                    -------------
TOTAL                                                                                     737,170
                                                                                    -------------
OIL & GAS EXPLORATION & PRODUCTION
Kerr McGee Corp.                                              1                            56,490
                                                                                    -------------
PRINTING & PUBLISHING
Interpublic Group of Cos. Series A                            9                           459,270
                                                                                    -------------
TELECOMMUNICATIONS EQUIPMENT
Motorola, Inc.                                                2                            98,760
                                                                                    -------------
TOTAL CONVERTIBLE PREFERRED STOCKS                                  $   4,523,317       5,099,408
                                                                    -------------   -------------

SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2004

                                                                                                   % OF
                                                         INTEREST                 MATURITY          NET
INVESTMENTS                                                  RATE                     DATE       ASSETS
-------------------------------------------------------------------------------------------------------
GOVERNMENT SPONSORED ENTERPRISES BONDS                                                             1.03%

Federal Home Loan Mortgage Corp.                             3.50%               9/15/2007
Federal Home Loan Mortgage Corp.                             5.50%               7/15/2006

TOTAL GOVERNMENT SPONSORED ENTERPRISES BONDS

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS                                                     2.81%

Federal National Mortgage Assoc.                             5.50%                7/1/2033
Federal National Mortgage Assoc.                             6.00%                5/1/2032
Federal National Mortgage Assoc.                             6.00%                5/1/2033
Federal National Mortgage Assoc.                             6.00%               11/1/2033

TOTAL GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS

HIGH YIELD CORPORATE NOTES & BONDS                                                                70.12%

AEROSPACE/DEFENSE                                                                                  2.00%
Armor Holdings, Inc.                                         8.25%               8/15/2013
DRS Technologies, Inc.                                      6.875%               11/1/2013
Esterline Techologies Corp.                                  7.75%               6/15/2013
L-3 Comm. Holdings Corp.                                    7.625%               6/15/2012
Raytheon Co.                                                 4.85%               1/15/2011
Titan Corp.+                                                 8.00%               5/15/2011

TOTAL

AIRLINES                                                                                           0.31%
American Airlines                                           8.608%                4/1/2011
Delta Airlines Series 01-1                                  7.711%               9/18/2011

TOTAL

APPAREL/TEXTILES                                                                                   0.63%
Invista+(a)                                                  9.25%                5/1/2012
Tommy Hilfiger USA, Inc.                                     6.85%                6/1/2008

TOTAL

AUTO LOANS                                                                                         0.28%
Ford Motor Credit Corp.                                      7.25%              10/25/2011

AUTO PARTS & EQUIPMENT                                                                             2.11%
Arvin Meritor, Inc.                                          8.75%                3/1/2012
Cummins, Inc.                                                9.50%               12/1/2010
Dana Corp.                                                 10.125%               3/15/2010

                                                                    ACQUIRING FUND
                                                             LORD ABBETT SERIES FUND, INC.
                                                               BOND-DEBENTURE PORTFOLIO
                                                      PRINCIPAL
                                                         AMOUNT
INVESTMENTS                                               (000)              COST           VALUE
-------------------------------------------------------------------------------------------------
GOVERNMENT SPONSORED ENTERPRISES BONDS

Federal Home Loan Mortgage Corp.                      $     500                     $     498,952
Federal Home Loan Mortgage Corp.                            750                           785,239
                                                                                    -------------
TOTAL GOVERNMENT SPONSORED ENTERPRISES BONDS                        $   1,292,839       1,284,191
                                                                    -------------   -------------
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS

Federal National Mortgage Assoc.                          1,154                         1,151,833
Federal National Mortgage Assoc.                            258                           264,276
Federal National Mortgage Assoc.                          1,563                         1,599,395
Federal National Mortgage Assoc.                              -                                 -
                                                                                    -------------
TOTAL GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS                    3,065,219       3,015,504
                                                                    -------------   -------------
HIGH YIELD CORPORATE NOTES & BONDS

AEROSPACE/DEFENSE
Armor Holdings, Inc.                                        315                           338,625
DRS Technologies, Inc.                                      400                           392,000
Esterline Techologies Corp.                                 350                           362,250
L-3 Comm. Holdings Corp.                                    150                           159,000
Raytheon Co.                                              1,000                           993,876
Titan Corp.+                                                130                           131,950
                                                                                    -------------
TOTAL                                                                                   2,377,701
                                                                                    -------------
AIRLINES
American Airlines                                           225                           204,762
Delta Airlines Series 01-1                                  250                           161,598
                                                                                    -------------
TOTAL                                                                                     366,360
                                                                                    -------------
APPAREL/TEXTILES
Invista+(a)                                                 450                           454,500
Tommy Hilfiger USA, Inc.                                    250                           251,562
                                                                                    -------------
TOTAL                                                                                     706,062
                                                                                    -------------
AUTO LOANS
Ford Motor Credit Corp.                                     300                           313,730
                                                                                    -------------
AUTO PARTS & EQUIPMENT
Arvin Meritor, Inc.                                         250                           272,500
Cummins, Inc.                                               450                           511,875
Dana Corp.                                                  250                           284,375

                                                                     TARGET FUND
                                                            THE PHOENIX EDGE SERIES FUND
                                                     PHOENIX-LORD ABBETT BOND DEBENTURE SERIES
                                                       PRINCIPAL
                                                          AMOUNT
INVESTMENTS                                                (000)           COST          VALUE
----------------------------------------------------------------------------------------------
GOVERNMENT SPONSORED ENTERPRISES BONDS

Federal Home Loan Mortgage Corp.                       $       -                  $          0
Federal Home Loan Mortgage Corp.                              75                        78,486
                                                                                  ------------
TOTAL GOVERNMENT SPONSORED ENTERPRISES BONDS                       $     81,032         78,486
                                                                   ------------   ------------
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS

Federal National Mortgage Assoc.                             192                       191,917
Federal National Mortgage Assoc.                              26                        26,423
Federal National Mortgage Assoc.                             274                       279,840
Federal National Mortgage Assoc.                             189                       193,654
                                                                                  ------------
TOTAL GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS                    700,425        691,834
                                                                   ------------   ------------
HIGH YIELD CORPORATE NOTES & BONDS

AEROSPACE/DEFENSE
Armor Holdings, Inc.                                           -                             -
DRS Technologies, Inc.                                        55                        53,900
Esterline Techologies Corp.                                   60                        62,100
L-3 Comm. Holdings Corp.                                       -                             -
Raytheon Co.                                                 150                       148,875
Titan Corp.+                                                   -                             -
                                                                                  ------------
TOTAL                                                                                  264,875
                                                                                  ------------
AIRLINES
American Airlines                                             30                        27,283
Delta Airlines Series 01-1                                    30                        19,373
                                                                                  ------------
TOTAL                                                                                   46,656
                                                                                  ------------
APPAREL/TEXTILES
Invista+(a)                                                  125                       126,250
Tommy Hilfiger USA, Inc.                                       -                             -
                                                                                  ------------
TOTAL                                                          -                       126,250
                                                                                  ------------
AUTO LOANS
Ford Motor Credit Corp.                                       50                        52,215
                                                                                  ------------
AUTO PARTS & EQUIPMENT
Arvin Meritor, Inc.                                            -                             -
Cummins, Inc.                                                 50                        56,875
Dana Corp.                                                     -                             -

                                                                  PRO FORMA COMBINED
                                                      PRINCIPAL
                                                         AMOUNT
INVESTMENTS                                               (000)              COST           VALUE
-------------------------------------------------------------------------------------------------
GOVERNMENT SPONSORED ENTERPRISES BONDS

Federal Home Loan Mortgage Corp.                      $     500                     $     498,952
Federal Home Loan Mortgage Corp.                            825                           863,725
                                                                                    -------------
TOTAL GOVERNMENT SPONSORED ENTERPRISES BONDS                        $   1,373,871       1,362,677
                                                                    -------------   -------------
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS

Federal National Mortgage Assoc.                          1,346                         1,343,750
Federal National Mortgage Assoc.                            284                           290,699
Federal National Mortgage Assoc.                          1,837                         1,879,235
Federal National Mortgage Assoc.                            189                           193,654
                                                                                    -------------
TOTAL GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS                    3,765,644       3,707,338
                                                                    -------------   -------------
HIGH YIELD CORPORATE NOTES & BONDS

AEROSPACE/DEFENSE
Armor Holdings, Inc.                                        315                           338,625
DRS Technologies, Inc.                                      455                           445,900
Esterline Techologies Corp.                                 410                           424,350
L-3 Comm. Holdings Corp.                                    150                           159,000
Raytheon Co.                                              1,150                         1,142,751
Titan Corp.+                                                130                           131,950
                                                                                    -------------
TOTAL                                                                                   2,642,576
                                                                                    -------------
AIRLINES
American Airlines                                           255                           232,045
Delta Airlines Series 01-1                                  280                           180,971
                                                                                    -------------
TOTAL                                                                                     413,016
                                                                                    -------------
APPAREL/TEXTILES
Invista+(a)                                                 575                           580,750
Tommy Hilfiger USA, Inc.                                    250                           251,562
                                                                                    -------------
TOTAL                                                                                     832,312
                                                                                    -------------
AUTO LOANS
Ford Motor Credit Corp.                                     350                           365,945
                                                                                    -------------
AUTO PARTS & EQUIPMENT
Arvin Meritor, Inc.                                         250                           272,500
Cummins, Inc.                                               500                           568,750
Dana Corp.                                                  250                           284,375

SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2004

                                                                                                   % OF
                                                         INTEREST                 MATURITY          NET
INVESTMENTS                                                  RATE                     DATE       ASSETS
-------------------------------------------------------------------------------------------------------
Delco Remy Int'l., Inc.                                     11.00%                5/1/2009
Dura Operating Corp.                                         9.00%                5/1/2009
Eagle-Picher, Inc.                                           9.75%                9/1/2013
Goodyear Tire & Rubber Co.                                  7.857%               8/15/2011
Tenneco Automotive, Inc. Series B                           10.25%               7/15/2013
TRW Automotive, Inc.                                        9.375%               2/15/2013

TOTAL

AUTOMOTIVE                                                                                         0.27%
General Motors Corp.                                        7.125%               7/15/2013

BEVERAGE                                                                                           0.35%
Le-Natures, Inc.+                                           10.00%               6/15/2013

BUILDING & CONSTRUCTION                                                                            1.10%
Beazer Homes USA, Inc.                                       6.50%              11/15/2013
Beazer Homes USA, Inc.                                      8.375%               4/15/2012
D. R. Horton, Inc.                                          6.875%                5/1/2013
Lennar Corp.                                                7.625%                3/1/2009
Schuler Homes, Inc.                                         9.375%               7/15/2009
Shaw Group, Inc.                                            10.75%               3/15/2010
William Lyon Homes                                          10.75%                4/1/2013

TOTAL

BUILDING MATERIALS                                                                                 0.43%
American Standard Cos., Inc.                                7.625%               2/15/2010
Jacuzzi Brands, Inc.                                        9.625%                7/1/2010

TOTAL

CASINOS & GAMING                                                                                   0.02%
Ceasars Entertainment, Inc.                                  7.50%                9/1/2009

CHEMICALS                                                                                          3.23%
Airgas, Inc.                                                 6.25%               7/15/2014
Airgas, Inc.                                                 7.75%               9/15/2006
Airgas, Inc.                                                9.125%               10/1/2011

                                                                    ACQUIRING FUND
                                                             LORD ABBETT SERIES FUND, INC.
                                                               BOND-DEBENTURE PORTFOLIO
                                                      PRINCIPAL
                                                         AMOUNT
INVESTMENTS                                               (000)              COST           VALUE
-------------------------------------------------------------------------------------------------
Delco Remy Int'l., Inc.                               $     350                     $     371,000
Dura Operating Corp.                                        250                           246,250
Eagle-Picher, Inc.                                          275                           297,000
Goodyear Tire & Rubber Co.                                  150                           137,625
Tenneco Automotive, Inc. Series B                           150                           170,250
TRW Automotive, Inc.                                        178                           201,585
                                                                                    -------------
TOTAL                                                                                   2,492,460
                                                                                    -------------
AUTOMOTIVE
General Motors Corp.                                        300                           308,625
                                                                                    -------------
BEVERAGE
Le-Natures, Inc.+                                           400                           416,000
                                                                                    -------------
BUILDING & CONSTRUCTION
Beazer Homes USA, Inc.                                      200                           190,000
Beazer Homes USA, Inc.                                      150                           159,000
D. R. Horton, Inc.                                          250                           256,250
Lennar Corp.                                                150                           166,257
Schuler Homes, Inc.                                         150                           165,375
Shaw Group, Inc.                                            125                           123,125
William Lyon Homes                                          200                           222,000
                                                                                    -------------
TOTAL                                                                                   1,282,007
                                                                                    -------------
BUILDING MATERIALS
American Standard Cos., Inc.                                 75                            82,875
Jacuzzi Brands, Inc.                                        400                           430,000
                                                                                    -------------
TOTAL                                                                                     512,875
                                                                                    -------------
CASINOS & GAMING
Ceasars Entertainment, Inc.                                   -                                 -
                                                                                    -------------
CHEMICALS
Airgas, Inc.                                                200                           192,500
Airgas, Inc.                                                 75                            79,875
Airgas, Inc.                                                100                           113,250

                                                                     TARGET FUND
                                                            THE PHOENIX EDGE SERIES FUND
                                                      PHOENIX-LORD ABBETT BOND DEBENTURE SERIES
                                                       PRINCIPAL
                                                          AMOUNT
INVESTMENTS                                                (000)           COST           VALUE
-----------------------------------------------------------------------------------------------
Delco Remy Int'l., Inc.                                $      80                   $     84,800
Dura Operating Corp.                                           -                              -
Eagle-Picher, Inc.                                            40                         43,200
Goodyear Tire & Rubber Co.                                    75                         68,813
Tenneco Automotive, Inc. Series B                             20                         22,700
TRW Automotive, Inc.                                          22                         24,915
                                                                                   ------------
TOTAL                                                                                   301,303
                                                                                   ------------
AUTOMOTIVE
General Motors Corp.                                          50                         51,352
                                                                                   ------------
BEVERAGE
Le-Natures, Inc.+                                             40                         41,600
                                                                                   ------------
BUILDING & CONSTRUCTION
Beazer Homes USA, Inc.                                        30                         28,500
Beazer Homes USA, Inc.                                        25                         26,500
D. R. Horton, Inc.                                            25                         25,625
Lennar Corp.                                                   -                              -
Schuler Homes, Inc.                                            -                              -
Shaw Group, Inc.                                              50                         49,250
William Lyon Homes                                            35                         38,850
                                                                                   ------------
TOTAL                                                                                   168,725
                                                                                   ------------
BUILDING MATERIALS
American Standard Cos., Inc.                                   -                              -
Jacuzzi Brands, Inc.                                          55                         59,125
                                                                                   ------------
TOTAL                                                                                    59,125
                                                                                   ------------
CASINOS & GAMING
Ceasars Entertainment, Inc.                                   25                         26,437
                                                                                   ------------
CHEMICALS
Airgas, Inc.                                                 100                         96,250
Airgas, Inc.                                                   -                              -
Airgas, Inc.                                                  25                         28,312

                                                                  PRO FORMA COMBINED
                                                      PRINCIPAL
                                                         AMOUNT
INVESTMENTS                                               (000)              COST           VALUE
-------------------------------------------------------------------------------------------------
Delco Remy Int'l., Inc.                               $     430                     $     455,800
Dura Operating Corp.                                        250                           246,250
Eagle-Picher, Inc.                                          315                           340,200
Goodyear Tire & Rubber Co.                                  225                           206,438
Tenneco Automotive, Inc. Series B                           170                           192,950
TRW Automotive, Inc.                                        200                           226,500
                                                                                    -------------
TOTAL                                                                                   2,793,763
                                                                                    -------------
AUTOMOTIVE
General Motors Corp.                                        350                           359,977
                                                                                    -------------
BEVERAGE
Le-Natures, Inc.+                                           440                           457,600
                                                                                    -------------
BUILDING & CONSTRUCTION
Beazer Homes USA, Inc.                                      230                           218,500
Beazer Homes USA, Inc.                                      175                           185,500
D. R. Horton, Inc.                                          275                           281,875
Lennar Corp.                                                150                           166,257
Schuler Homes, Inc.                                         150                           165,375
Shaw Group, Inc.                                            175                           172,375
William Lyon Homes                                          235                           260,850
                                                                                    -------------
TOTAL                                                                                   1,450,732
                                                                                    -------------
BUILDING MATERIALS
American Standard Cos., Inc.                                 75                            82,875
Jacuzzi Brands, Inc.                                        455                           489,125
                                                                                    -------------
TOTAL                                                                                     572,000
                                                                                    -------------
CASINOS & GAMING
Ceasars Entertainment, Inc.                                  25                            26,437
                                                                                    -------------
CHEMICALS
Airgas, Inc.                                                300                           288,750
Airgas, Inc.                                                 75                            79,875
Airgas, Inc.                                                125                           141,562

SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2004

                                                                                                   % OF
                                                         INTEREST                 MATURITY          NET
INVESTMENTS                                                  RATE                     DATE       ASSETS
-------------------------------------------------------------------------------------------------------
Hercules, Inc.+                                              6.75%              10/15/2029
Huntsman Int'l. Holdings LLC                          Zero Coupon               12/31/2009
IMC Global, Inc. Series B                                   11.25%                6/1/2011
KRATON Polymers LLC+                                        8.125%               1/15/2014
Lyondell Chemical Co.                                       9.625%                5/1/2007
Nalco Co.+                                                  8.875%              11/15/2013
Nova Chemicals Corp(a)                                       6.50%               1/15/2012
Rhodia SA+(a)                                               8.875%                6/1/2011
Terra Capital, Inc.                                         11.50%                6/1/2010
United Industries Corp. Series D                            9.875%                4/1/2009

TOTAL

CONSUMER-PRODUCTS                                                                                  1.17%
Elizabeth Arden, Inc.                                        7.75%               1/15/2014
Int'l. Flavors & Frag., Inc.                                 6.45%               5/15/2006
Rayovac Corp.                                                8.50%               10/1/2013

TOTAL

DIVERSIFIED CAPITAL GOODS                                                                          0.95%
Blount, Inc.                                                13.00%                8/1/2009
JB Poindexter & Co.+                                         8.75%               3/15/2014
Sensus Metering Systems, Inc.+                              8.625%              12/15/2013
Trinity Industries, Inc.+                                    6.50%               3/15/2014

TOTAL

ELECTRIC-GENERATION                                                                                3.26%
AES Corp.                                                    7.75%                3/1/2014
AES Corp.+                                                   8.75%               5/15/2013
Calpine Corp.+                                               8.50%               7/15/2010
Dynegy Holdings+                                            9.875%               7/15/2010
Midwest Generation LLC+                                      8.75%                5/1/2034
NRG Energy, Inc.+                                            8.00%              12/15/2013
Reliant Resources, Inc.                                      9.50%               7/15/2013

TOTAL

ELECTRIC-INTEGRATED                                                                                2.54%
Duke Energy Corp. Series B (d)                              5.375%                1/1/2009
Mission Energy Holding Co.                                  13.50%               7/15/2008
PG&E Corp.                                                   4.80%                3/1/2014
TECO Energy, Inc.                                            7.50%               6/15/2010

                                                                    ACQUIRING FUND
                                                             LORD ABBETT SERIES FUND, INC.
                                                               BOND-DEBENTURE PORTFOLIO
                                                      PRINCIPAL
                                                         AMOUNT
INVESTMENTS                                               (000)              COST           VALUE
-------------------------------------------------------------------------------------------------
Hercules, Inc.+                                       $     600                     $     579,000
Huntsman Int'l. Holdings LLC                                 40                            19,800
IMC Global, Inc. Series B                                   250                           289,375
KRATON Polymers LLC+                                        500                           507,500
Lyondell Chemical Co.                                       150                           157,500
Nalco Co.+                                                  400                           421,000
Nova Chemicals Corp(a)                                      175                           173,250
Rhodia SA+(a)                                               615                           522,750
Terra Capital, Inc.                                         300                           330,000
United Industries Corp. Series D                            200                           209,000
                                                                                    -------------
TOTAL                                                                                   3,594,800
                                                                                    -------------
CONSUMER-PRODUCTS
Elizabeth Arden, Inc.                                       345                           352,762
Int'l. Flavors & Frag., Inc.                                100                           105,700
Rayovac Corp.                                               740                           780,700
                                                                                    -------------
TOTAL                                                                                   1,239,162
                                                                                    -------------
DIVERSIFIED CAPITAL GOODS
Blount, Inc.                                                226                           243,232
JB Poindexter & Co.+                                        230                           234,600
Sensus Metering Systems, Inc.+                              300                           289,500
Trinity Industries, Inc.+                                   250                           230,000
                                                                                    -------------
TOTAL                                                                                     997,332
                                                                                    -------------
ELECTRIC-GENERATION
AES Corp.                                                    75                            72,469
AES Corp.+                                                  500                           538,125
Calpine Corp.+                                              750                           624,375
Dynegy Holdings+                                            600                           648,000
Midwest Generation LLC+                                     400                           406,000
NRG Energy, Inc.+                                           850                           862,750
Reliant Resources, Inc.                                     500                           541,250
                                                                                    -------------
TOTAL                                                                                   3,692,969
                                                                                    -------------
ELECTRIC-INTEGRATED
Duke Energy Corp. Series B (d)                              750                           770,135
Mission Energy Holding Co.                                  200                           224,750
PG&E Corp.                                                  500                           474,668
TECO Energy, Inc.                                           550                           558,250

                                                                    TARGET FUND
                                                           THE PHOENIX EDGE SERIES FUND
                                                     PHOENIX-LORD ABBETT BOND DEBENTURE SERIES
                                                       PRINCIPAL
                                                          AMOUNT
INVESTMENTS                                                (000)           COST          VALUE
----------------------------------------------------------------------------------------------
Hercules, Inc.+                                        $     150                  $    144,750
Huntsman Int'l. Holdings LLC                                 100                        49,500
IMC Global, Inc. Series B                                     50                        57,875
KRATON Polymers LLC+                                          75                        76,125
Lyondell Chemical Co.                                          -                             -
Nalco Co.+                                                     -                             -
Nova Chemicals Corp(a)                                        75                        74,250
Rhodia SA+(a)                                                 75                        63,750
Terra Capital, Inc.                                           35                        38,500
United Industries Corp. Series D                              35                        36,575
                                                                                  ------------
TOTAL                                                                                  665,887
                                                                                  ------------
CONSUMER-PRODUCTS
Elizabeth Arden, Inc.                                        175                       178,938
Int'l. Flavors & Frag., Inc.                                   -                             -
Rayovac Corp.                                                125                       131,875
                                                                                  ------------
TOTAL                                                                                  310,813
                                                                                  ------------
DIVERSIFIED CAPITAL GOODS
Blount, Inc.                                                  45                        48,431
JB Poindexter & Co.+                                          70                        71,400
Sensus Metering Systems, Inc.+                               105                       101,325
Trinity Industries, Inc.+                                     40                        36,800
                                                                                  ------------
TOTAL                                                                                  257,956
                                                                                  ------------
ELECTRIC-GENERATION
AES Corp.                                                     15                        14,494
AES Corp.+                                                    75                        80,719
Calpine Corp.+                                               125                       103,125
Dynegy Holdings+                                             100                       108,000
Midwest Generation LLC+                                       75                        76,125
NRG Energy, Inc.+                                            125                       126,875
Reliant Resources, Inc.                                      100                       108,250
                                                                                  ------------
TOTAL                                                                                  617,588
                                                                                  ------------
ELECTRIC-INTEGRATED
Duke Energy Corp. Series B (d)                               150                       153,874
Mission Energy Holding Co.                                   100                       112,375
PG&E Corp.                                                     -                             -
TECO Energy, Inc.                                            125                       126,875

                                                                  PRO FORMA COMBINED
                                                      PRINCIPAL
                                                         AMOUNT
INVESTMENTS                                               (000)              COST           VALUE
-------------------------------------------------------------------------------------------------
Hercules, Inc.+                                       $     750                     $     723,750
Huntsman Int'l. Holdings LLC                                140                            69,300
IMC Global, Inc. Series B                                   300                           347,250
KRATON Polymers LLC+                                        575                           583,625
Lyondell Chemical Co.                                       150                           157,500
Nalco Co.+                                                  400                           421,000
Nova Chemicals Corp(a)                                      250                           247,500
Rhodia SA+(a)                                               690                           586,500
Terra Capital, Inc.                                         335                           368,500
United Industries Corp. Series D                            235                           245,575
                                                                                    -------------
TOTAL                                                                                   4,260,687
                                                                                    -------------
CONSUMER-PRODUCTS
Elizabeth Arden, Inc.                                       520                           531,700
Int'l. Flavors & Frag., Inc.                                100                           105,700
Rayovac Corp.                                               865                           912,575
                                                                                    -------------
TOTAL                                                                                   1,549,975
                                                                                    -------------
DIVERSIFIED CAPITAL GOODS
Blount, Inc.                                                271                           291,663
JB Poindexter & Co.+                                        300                           306,000
Sensus Metering Systems, Inc.+                              405                           390,825
Trinity Industries, Inc.+                                   290                           266,800
                                                                                    -------------
TOTAL                                                                                   1,255,288
                                                                                    -------------
ELECTRIC-GENERATION
AES Corp.                                                    90                            86,963
AES Corp.+                                                  575                           618,844
Calpine Corp.+                                              875                           727,500
Dynegy Holdings+                                            700                           756,000
Midwest Generation LLC+                                     475                           482,125
NRG Energy, Inc.+                                           975                           989,625
Reliant Resources, Inc.                                     600                           649,500
                                                                                    -------------
TOTAL                                                                                   4,310,557
                                                                                    -------------
ELECTRIC-INTEGRATED
Duke Energy Corp. Series B (d)                              900                           924,009
Mission Energy Holding Co.                                  300                           337,125
PG&E Corp.                                                  500                           474,668
TECO Energy, Inc.                                           675                           685,125

SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2004

                                                                                                   % OF
                                                         INTEREST                 MATURITY          NET
INVESTMENTS                                                  RATE                     DATE       ASSETS
-------------------------------------------------------------------------------------------------------
Virginia Electric & Power Co.                                4.50%              12/15/2010

TOTAL

ELECTRIC UTILITIES                                                                                 0.04%
Pacific Gas & Electric Co.                                  4.800%                3/1/2014

ELECTRONICS                                                                                        1.21%
Amkor Technology, Inc.+                                     7.125%               3/15/2011
Communications & Power Ind.                                  8.00%                2/1/2012
Corning Inc.                                                 7.00%               3/15/2007
Corning, Inc.                                                5.90%               3/15/2014
Sanmina Corp.                                              10.375%               1/15/2010

TOTAL

ENERGY - EXPLORATION & PRODUCTION                                                                  2.63%
Chesapeake Energy Corp.+                                     7.50%               6/15/2014
Chesapeake Energy Corp.                                      7.50%               9/15/2013
Chesapeake Energy Corp.                                      7.75%               1/15/2015
El Paso Production                                           7.75%                6/1/2013
EXCO Resources, Inc.                                         7.25%               1/15/2011
Forest Oil Corp.                                             7.75%                5/1/2014
Houston Exploration Co.                                      7.00%               6/15/2013
KCS Energy, Inc.+                                           7.125%                4/1/2012
Magnum Hunter Resources Corp.                                9.60%               3/15/2012
Range Resources Corp.+                                      7.375%               7/15/2013
Range Resources Corp.                                       7.375%               7/15/2013

TOTAL

ENVIRONMENTAL                                                                                      0.63%
Allied Waste North America, Inc.+                           6.125%               2/15/2014
Allied Waste North America, Inc.                            7.875%               4/15/2013

TOTAL

FOOD & DRUG RETAILERS                                                                              1.47%
Ingles Markets, Inc.                                        8.875%               12/1/2011
Rite Aid Corp.                                              8.125%                5/1/2010
Stater Brothers Holdings, Inc.+                             8.125%               6/15/2012

TOTAL

FOOD - WHOLESALE                                                                                   2.88%
B&G Foods, Inc. Series D                                    9.625%                8/1/2007
Corn Products Int'l., Inc.                                   8.45%               8/15/2009

                                                                    ACQUIRING FUND
                                                             LORD ABBETT SERIES FUND, INC.
                                                               BOND-DEBENTURE PORTFOLIO
                                                      PRINCIPAL
                                                         AMOUNT
INVESTMENTS                                               (000)              COST           VALUE
-------------------------------------------------------------------------------------------------
Virginia Electric & Power Co.                         $     800                     $     782,785
                                                                                    -------------
TOTAL                                                                                   2,810,588
                                                                                    -------------
ELECTRIC UTILITIES
Pacific Gas & Electric Co.                                    -                                 -
                                                                                    -------------
ELECTRONICS
Amkor Technology, Inc.+                                     215                           202,637
Communications & Power Ind.                                 500                           502,500
Corning Inc.                                                275                           276,375
Corning, Inc.                                                70                            65,800
Sanmina Corp.                                               200                           230,000
                                                                                    -------------
TOTAL                                                                                   1,277,312
                                                                                    -------------
ENERGY - EXPLORATION & PRODUCTION
Chesapeake Energy Corp.+                                    500                           517,500
Chesapeake Energy Corp.                                       -                                 -
Chesapeake Energy Corp.                                       -                                 -
El Paso Production                                          695                           641,138
EXCO Resources, Inc.                                        750                           765,000
Forest Oil Corp.                                             25                            25,625
Houston Exploration Co.                                     350                           353,500
KCS Energy, Inc.+                                           160                           160,000
Magnum Hunter Resources Corp.                               200                           221,000
Range Resources Corp.+                                       50                            50,000
Range Resources Corp.                                       250                           250,000
                                                                                    -------------
TOTAL                                                                                   2,983,763
                                                                                    -------------
ENVIRONMENTAL
Allied Waste North America, Inc.+                           115                           105,800
Allied Waste North America, Inc.                            600                           630,000
                                                                                    -------------
TOTAL                                                                                     735,800
                                                                                    -------------
FOOD & DRUG RETAILERS
Ingles Markets, Inc.                                        450                           464,625
Rite Aid Corp.                                              750                           793,125
Stater Brothers Holdings, Inc.+                             500                           504,375
                                                                                    -------------
TOTAL                                                                                   1,762,125
                                                                                    -------------
FOOD - WHOLESALE
B&G Foods, Inc. Series D                                    500                           511,250
Corn Products Int'l., Inc.                                   50                            55,625

                                                                    TARGET FUND
                                                           THE PHOENIX EDGE SERIES FUND
                                                     PHOENIX-LORD ABBETT BOND DEBENTURE SERIES
                                                       PRINCIPAL
                                                          AMOUNT
INVESTMENTS                                                (000)           COST          VALUE
----------------------------------------------------------------------------------------------
Virginia Electric & Power Co.                          $     150                  $    146,570
                                                                                  ------------
TOTAL                                                                                  539,694
                                                                                  ------------
ELECTRIC UTILITIES
Pacific Gas & Electric Co.                                    50                        47,377
                                                                                  ------------
ELECTRONICS
Amkor Technology, Inc.+                                       70                        65,975
Communications & Power Ind.                                  175                       175,875
Corning Inc.                                                  35                        35,175
Corning, Inc.                                                 50                        47,000
Sanmina Corp.                                                  -                             -
                                                                                  ------------
TOTAL                                                                                  324,025
                                                                                  ------------
ENERGY - EXPLORATION & PRODUCTION
Chesapeake Energy Corp.+                                       -                             -
Chesapeake Energy Corp.                                       50                        52,250
Chesapeake Energy Corp.                                       50                        52,375
El Paso Production                                             -                             -
EXCO Resources, Inc.                                         150                       153,000
Forest Oil Corp.                                               -                             -
Houston Exploration Co.                                       75                        75,750
KCS Energy, Inc.+                                             75                        75,000
Magnum Hunter Resources Corp.                                 25                        27,625
Range Resources Corp.+                                        10                        10,000
Range Resources Corp.                                         50                        50,000
                                                                                  ------------
TOTAL                                                                                  496,000
                                                                                  ------------
ENVIRONMENTAL
Allied Waste North America, Inc.+                             20                        18,400
Allied Waste North America, Inc.                              75                        78,750
                                                                                  ------------
TOTAL                                                                                   97,150
                                                                                  ------------
FOOD & DRUG RETAILERS
Ingles Markets, Inc.                                           -                             -
Rite Aid Corp.                                                75                        79,312
Stater Brothers Holdings, Inc.+                              100                       100,875
                                                                                  ------------
TOTAL                                                                                  180,187
                                                                                  ------------
FOOD - WHOLESALE
B&G Foods, Inc. Series D                                     125                       127,812
Corn Products Int'l., Inc.                                    25                        27,687

                                                                  PRO FORMA COMBINED
                                                      PRINCIPAL
                                                         AMOUNT
INVESTMENTS                                               (000)              COST           VALUE
-------------------------------------------------------------------------------------------------
Virginia Electric & Power Co.                         $     950                     $     929,355
                                                                                    -------------
TOTAL                                                                                   3,350,282
                                                                                    -------------
ELECTRIC UTILITIES
Pacific Gas & Electric Co.                                   50                            47,377
                                                                                    -------------
ELECTRONICS
Amkor Technology, Inc.+                                     285                           268,612
Communications & Power Ind.                                 675                           678,375
Corning Inc.                                                310                           311,550
Corning, Inc.                                               120                           112,800
Sanmina Corp.                                               200                           230,000
                                                                                    -------------
TOTAL                                                                                   1,601,337
                                                                                    -------------
ENERGY - EXPLORATION & PRODUCTION
Chesapeake Energy Corp.+                                    500                           517,500
Chesapeake Energy Corp.                                      50                            52,250
Chesapeake Energy Corp.                                      50                            52,375
El Paso Production                                          695                           641,138
EXCO Resources, Inc.                                        900                           918,000
Forest Oil Corp.                                             25                            25,625
Houston Exploration Co.                                     425                           429,250
KCS Energy, Inc.+                                           235                           235,000
Magnum Hunter Resources Corp.                               225                           248,625
Range Resources Corp.+                                       60                            60,000
Range Resources Corp.                                       300                           300,000
                                                                                    -------------
TOTAL                                                                                   3,479,763
                                                                                    -------------
ENVIRONMENTAL
Allied Waste North America, Inc.+                           135                           124,200
Allied Waste North America, Inc.                            675                           708,750
                                                                                    -------------
TOTAL                                                                                     832,950
                                                                                    -------------
FOOD & DRUG RETAILERS
Ingles Markets, Inc.                                        450                           464,625
Rite Aid Corp.                                              825                           872,437
Stater Brothers Holdings, Inc.+                             600                           605,250
                                                                                    -------------
TOTAL                                                                                   1,942,312
                                                                                    -------------
FOOD - WHOLESALE
B&G Foods, Inc. Series D                                    625                           639,062
Corn Products Int'l., Inc.                                   75                            83,312

SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2004

                                                                                                   % OF
                                                         INTEREST                 MATURITY          NET
INVESTMENTS                                                  RATE                     DATE       ASSETS
-------------------------------------------------------------------------------------------------------
Del Monte Corp.                                             8.625%              12/15/2012
Dole Food Co. Inc.                                          8.875%               3/15/2011
Land O'Lakes, Inc.+                                          9.00%              12/15/2010
Michael Foods, Inc.                                          8.00%              11/15/2013
Pinnacle Foods Holding Corp.+                                8.25%               12/1/2013

TOTAL

FORESTRY/PAPER                                                                                     2.33%
Abitibi-Consolidated, Inc.(a)                                8.55%                8/1/2010
Bowater, Inc.                                                6.50%               6/15/2013
Buckeye Technologies, Inc.                                   8.00%              10/15/2010
Georgia-Pacific Corp.                                        8.25%                3/1/2023
Jefferson Smurfit Corp.                                      7.50%                6/1/2013
Jefferson Smurfit Corp.                                      8.25%               10/1/2012
JSG Funding plc(a)                                          9.625%               10/1/2012
Longview Fibre Co.                                          10.00%               1/15/2009
Norske Skog Canada Ltd.(a)                                  7.375%                3/1/2014
Stone Container Corp.                                       8.375%                7/1/2012
Tembec Industries, Inc.(a)                                   7.75%               3/15/2012

TOTAL

GAMING                                                                                             4.07%
Boyd Gaming Corp.                                            8.75%               4/15/2012
Hard Rock Hotel                                             8.875%                6/1/2013
Isle of Capri Casinos, Inc.+                                 7.00%                3/1/2014
Isle of Capri Casinos, Inc.                                  9.00%               3/15/2012
Mandalay Resorts Group                                      9.375%               2/15/2010
Mohegan Tribal Gaming                                       6.375%               7/15/2009
Park Place Entertainment Corp.                               7.50%                9/1/2009
Penn National Gaming, Inc.+                                 6.875%               12/1/2011
Premier Entertainment Biloxi +                              10.75%                2/1/2012
River Rock Entertainment                                     9.75%               11/1/2011
Seneca Gaming Corp.+                                         7.25%                5/1/2012
Station Casinos, Inc.                                        6.50%                2/1/2014
Turning Stone Casino Resort Enterprise+                     9.125%              12/15/2010
Venetian Casino Resort LLC                                  11.00%               6/15/2010

TOTAL

                                                                    ACQUIRING FUND
                                                             LORD ABBETT SERIES FUND, INC.
                                                               BOND-DEBENTURE PORTFOLIO
                                                      PRINCIPAL
                                                         AMOUNT
INVESTMENTS                                               (000)              COST           VALUE
-------------------------------------------------------------------------------------------------
Del Monte Corp.                                       $     300                     $     324,750
Dole Food Co. Inc.                                          750                           796,875
Land O'Lakes, Inc.+                                         360                           376,650
Michael Foods, Inc.                                         700                           726,250
Pinnacle Foods Holding Corp.+                               435                           421,950
                                                                                    -------------
TOTAL                                                                                   3,213,350
                                                                                    -------------
FORESTRY/PAPER
Abitibi-Consolidated, Inc.(a)                               200                           211,886
Bowater, Inc.                                               250                           236,442
Buckeye Technologies, Inc.                                  575                           530,438
Georgia-Pacific Corp.                                       500                           516,250
Jefferson Smurfit Corp.                                       -                                 -
Jefferson Smurfit Corp.                                     250                           261,250
JSG Funding plc(a)                                          200                           220,000
Longview Fibre Co.                                          150                           162,750
Norske Skog Canada Ltd.(a)                                  100                            97,250
Stone Container Corp.                                        50                            52,500
Tembec Industries, Inc.(a)                                  350                           339,500
                                                                                    -------------
TOTAL                                                                                   2,628,266
                                                                                    -------------
GAMING
Boyd Gaming Corp.                                           350                           374,500
Hard Rock Hotel                                             500                           507,500
Isle of Capri Casinos, Inc.+                                450                           419,625
Isle of Capri Casinos, Inc.                                 400                           433,000
Mandalay Resorts Group                                      200                           219,000
Mohegan Tribal Gaming                                       475                           478,563
Park Place Entertainment Corp.                              120                           126,900
Penn National Gaming, Inc.+                                 300                           295,875
Premier Entertainment Biloxi +                               25                            26,375
River Rock Entertainment                                    675                           739,125
Seneca Gaming Corp.+                                        200                           200,750
Station Casinos, Inc.                                       350                           338,625
Turning Stone Casino Resort Enterprise+                     235                           246,750
Venetian Casino Resort LLC                                  150                           174,000
                                                                                    -------------
TOTAL                                                                                   4,580,588
                                                                                    -------------

                                                                     TARGET FUND
                                                            THE PHOENIX EDGE SERIES FUND
                                                      PHOENIX-LORD ABBETT BOND DEBENTURE SERIES
                                                       PRINCIPAL
                                                          AMOUNT
INVESTMENTS                                                (000)           COST          VALUE
----------------------------------------------------------------------------------------------
Del Monte Corp.                                        $      35                  $     37,888
Dole Food Co. Inc.                                           200                       212,500
Land O'Lakes, Inc.+                                           40                        41,850
Michael Foods, Inc.                                            -                             -
Pinnacle Foods Holding Corp.+                                150                       145,500
                                                                                  ------------
TOTAL                                                                                  593,237
                                                                                  ------------
FORESTRY/PAPER
Abitibi-Consolidated, Inc.(a)                                  -                             -
Bowater, Inc.                                                  -                             -
Buckeye Technologies, Inc.                                    75                        69,187
Georgia-Pacific Corp.                                         75                        77,438
Jefferson Smurfit Corp.                                       70                        69,650
Jefferson Smurfit Corp.                                       25                        26,125
JSG Funding plc(a)                                            25                        27,500
Longview Fibre Co.                                            25                        27,125
Norske Skog Canada Ltd.(a)                                   100                        97,250
Stone Container Corp.                                          -                             -
Tembec Industries, Inc.(a)                                    50                        48,500
                                                                                  ------------
TOTAL                                                                                  442,775
                                                                                  ------------
GAMING
Boyd Gaming Corp.                                            100                       107,000
Hard Rock Hotel                                              125                       126,875
Isle of Capri Casinos, Inc.+                                 100                        93,250
Isle of Capri Casinos, Inc.                                   50                        54,125
Mandalay Resorts Group                                         -                             -
Mohegan Tribal Gaming                                         75                        75,563
Park Place Entertainment Corp.                                 -                             -
Penn National Gaming, Inc.+                                   45                        44,381
Premier Entertainment Biloxi +                                 -                             -
River Rock Entertainment                                     100                       109,500
Seneca Gaming Corp.+                                          25                        25,094
Station Casinos, Inc.                                        100                        96,750
Turning Stone Casino Resort Enterprise+                       30                        31,500
Venetian Casino Resort LLC                                    25                        29,000
                                                                                  ------------
TOTAL                                                                                  793,038
                                                                                  ------------

                                                                  PRO FORMA COMBINED
                                                      PRINCIPAL
                                                         AMOUNT
INVESTMENTS                                               (000)              COST           VALUE
-------------------------------------------------------------------------------------------------
Del Monte Corp.                                       $     335                     $     362,638
Dole Food Co. Inc.                                          950                         1,009,375
Land O'Lakes, Inc.+                                         400                           418,500
Michael Foods, Inc.                                         700                           726,250
Pinnacle Foods Holding Corp.+                               585                           567,450
                                                                                    -------------
TOTAL                                                                                   3,806,587
                                                                                    -------------
FORESTRY/PAPER
Abitibi-Consolidated, Inc.(a)                               200                           211,886
Bowater, Inc.                                               250                           236,442
Buckeye Technologies, Inc.                                  650                           599,625
Georgia-Pacific Corp.                                       575                           593,688
Jefferson Smurfit Corp.                                      70                            69,650
Jefferson Smurfit Corp.                                     275                           287,375
JSG Funding plc(a)                                          225                           247,500
Longview Fibre Co.                                          175                           189,875
Norske Skog Canada Ltd.(a)                                  200                           194,500
Stone Container Corp.                                        50                            52,500
Tembec Industries, Inc.(a)                                  400                           388,000
                                                                                    -------------
TOTAL                                                                                   3,071,041
                                                                                    -------------
GAMING
Boyd Gaming Corp.                                           450                           481,500
Hard Rock Hotel                                             625                           634,375
Isle of Capri Casinos, Inc.+                                550                           512,875
Isle of Capri Casinos, Inc.                                 450                           487,125
Mandalay Resorts Group                                      200                           219,000
Mohegan Tribal Gaming                                       550                           554,126
Park Place Entertainment Corp.                              120                           126,900
Penn National Gaming, Inc.+                                 345                           340,256
Premier Entertainment Biloxi +                               25                            26,375
River Rock Entertainment                                    775                           848,625
Seneca Gaming Corp.+                                        225                           225,844
Station Casinos, Inc.                                       450                           435,375
Turning Stone Casino Resort Enterprise+                     265                           278,250
Venetian Casino Resort LLC                                  175                           203,000
                                                                                    -------------
TOTAL                                                                                   5,373,626
                                                                                    -------------

SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2004

                                                                                                   % OF
                                                         INTEREST                 MATURITY          NET
INVESTMENTS                                                  RATE                     DATE       ASSETS
-------------------------------------------------------------------------------------------------------
GAS DISTRIBUTION                                                                                   2.19%
Ferrellgas Partners, L.P.+                                   6.75%                5/1/2014
Ferrellgas Partners, L.P.                                    8.75%               6/15/2012
Northwest Pipeline Corp.                                    8.125%                3/1/2010
Sonat, Inc.                                                 7.625%               7/15/2011
Suburban Propane Partners, L.P.                             6.875%              12/15/2013
Williams Co., Inc. (The)                                    7.875%                9/1/2021
Williams Co., Inc. (The)                                    8.625%                6/1/2010

TOTAL

HEALTH SERVICES                                                                                    3.29%
Ameripath, Inc.                                             10.50%                4/1/2013
Beverly Enterprises Inc.+                                   7.875%               6/15/2014
Fisher Scientific Int'l., Inc.                               8.00%                9/1/2013
Hanger Orthopedic Group, Inc.                              10.375%               2/15/2009
Medex, Inc.                                                 8.875%               5/15/2013
National Nephrology Assoc.+                                  9.00%               11/1/2011
PacifiCare Health System, Inc.                              10.75%                6/1/2009
PerkinElmer, Inc.                                           8.875%               1/15/2013
Senior Housing Trust                                        7.875%               4/15/2015
Tenet Healthcare Corp.                                      7.375%                2/1/2013
Triad Hospitals, Inc.                                        7.00%              11/15/2013
UnitedHealth Group, Inc.                                    4.875%                4/1/2013

TOTAL

HOTELS                                                                                             0.85%
Hilton Hotels Corp.                                          8.25%               2/15/2011
HMH Properties, Inc.                                        7.875%                8/1/2008
Host Marriott Corp. Series B                                7.875%                8/1/2008
Host Marriott L.P. Series G                                  9.25%               10/1/2007

TOTAL

HOUSEHOLD & LEISURE PRODUCTS                                                                       0.36%
Fedders North America, Inc.+                                9.875%                3/1/2014
Remington Arms Co.                                          10.50%                2/1/2011

TOTAL

                                                                    ACQUIRING FUND
                                                             LORD ABBETT SERIES FUND, INC.
                                                               BOND-DEBENTURE PORTFOLIO
                                                      PRINCIPAL
                                                         AMOUNT
INVESTMENTS                                               (000)              COST           VALUE
-------------------------------------------------------------------------------------------------
GAS DISTRIBUTION
Ferrellgas Partners, L.P.+                            $     300                     $     291,000
Ferrellgas Partners, L.P.                                   125                           134,062
Northwest Pipeline Corp.                                    150                           162,375
Sonat, Inc.                                                 250                           224,375
Suburban Propane Partners, L.P.                             705                           685,177
Williams Co., Inc. (The)                                    900                           870,750
Williams Co., Inc. (The)                                    190                           209,950
                                                                                    -------------
TOTAL                                                                                   2,577,689
                                                                                    -------------
HEALTH SERVICES
Ameripath, Inc.                                             550                           558,250
Beverly Enterprises Inc.+                                   350                           346,063
Fisher Scientific Int'l., Inc.                              255                           274,125
Hanger Orthopedic Group, Inc.                                50                            51,375
Medex, Inc.                                                 680                           720,800
National Nephrology Assoc.+                                 185                           212,750
PacifiCare Health System, Inc.                              156                           178,620
PerkinElmer, Inc.                                           280                           307,300
Senior Housing Trust                                        200                           205,494
Tenet Healthcare Corp.                                      500                           455,000
Triad Hospitals, Inc.                                       150                           143,250
UnitedHealth Group, Inc.                                    400                           391,071
                                                                                    -------------
TOTAL                                                                                   3,844,098
                                                                                    -------------
HOTELS
Hilton Hotels Corp.                                         350                           391,125
HMH Properties, Inc.                                        267                           275,010
Host Marriott Corp. Series B                                  -                                 -
Host Marriott L.P. Series G                                 300                           332,250
                                                                                    -------------
TOTAL                                                                                     998,385
                                                                                    -------------
HOUSEHOLD & LEISURE PRODUCTS
Fedders North America, Inc.+                                275                           253,000
Remington Arms Co.                                          135                           131,625
                                                                                    -------------
TOTAL                                                                                     384,625
                                                                                    -------------

                                                                    TARGET FUND
                                                           THE PHOENIX EDGE SERIES FUND
                                                     PHOENIX-LORD ABBETT BOND DEBENTURE SERIES
                                                       PRINCIPAL
                                                          AMOUNT
INVESTMENTS                                                (000)           COST          VALUE
----------------------------------------------------------------------------------------------
GAS DISTRIBUTION
Ferrellgas Partners, L.P.+                             $      25                  $     24,250
Ferrellgas Partners, L.P.                                     75                        80,437
Northwest Pipeline Corp.                                      15                        16,238
Sonat, Inc.                                                   25                        22,438
Suburban Propane Partners, L.P.                               75                        72,891
Williams Co., Inc. (The)                                      75                        72,563
Williams Co., Inc. (The)                                      25                        27,625
                                                                                  ------------
TOTAL                                                                                  316,442
                                                                                  ------------
HEALTH SERVICES
Ameripath, Inc.                                               75                        76,125
Beverly Enterprises Inc.+                                     50                        49,437
Fisher Scientific Int'l., Inc.                                10                        10,750
Hanger Orthopedic Group, Inc.                                 25                        25,688
Medex, Inc.                                                   70                        74,200
National Nephrology Assoc.+                                   25                        28,750
PacifiCare Health System, Inc.                                16                        18,320
PerkinElmer, Inc.                                             50                        54,875
Senior Housing Trust                                           -                             -
Tenet Healthcare Corp.                                        50                        45,500
Triad Hospitals, Inc.                                         25                        23,875
UnitedHealth Group, Inc.                                     100                        97,596
                                                                                  ------------
TOTAL                                                                                  505,116
                                                                                  ------------
HOTELS
Hilton Hotels Corp.                                           25                        27,812
HMH Properties, Inc.                                           -                             -
Host Marriott Corp. Series B                                  40                        41,200
Host Marriott L.P. Series G                                   50                        55,375
                                                                                  ------------
TOTAL                                                                                  124,387
                                                                                  ------------
HOUSEHOLD & LEISURE PRODUCTS
Fedders North America, Inc.+                                 100                        92,000
Remington Arms Co.                                             -                             -
                                                                                  ------------
TOTAL                                                                                   92,000
                                                                                  ------------

                                                                  PRO FORMA COMBINED
                                                      PRINCIPAL
                                                         AMOUNT
INVESTMENTS                                               (000)              COST           VALUE
-------------------------------------------------------------------------------------------------
GAS DISTRIBUTION
Ferrellgas Partners, L.P.+                            $     325                     $     315,250
Ferrellgas Partners, L.P.                                   200                           214,499
Northwest Pipeline Corp.                                    165                           178,613
Sonat, Inc.                                                 275                           246,813
Suburban Propane Partners, L.P.                             780                           758,068
Williams Co., Inc. (The)                                    975                           943,313
Williams Co., Inc. (The)                                    215                           237,575
                                                                                    -------------
TOTAL                                                                                   2,894,131
                                                                                    -------------
HEALTH SERVICES
Ameripath, Inc.                                             625                           634,375
Beverly Enterprises Inc.+                                   400                           395,500
Fisher Scientific Int'l., Inc.                              265                           284,875
Hanger Orthopedic Group, Inc.                                75                            77,063
Medex, Inc.                                                 750                           795,000
National Nephrology Assoc.+                                 210                           241,500
PacifiCare Health System, Inc.                              172                           196,940
PerkinElmer, Inc.                                           330                           362,175
Senior Housing Trust                                        200                           205,494
Tenet Healthcare Corp.                                      550                           500,500
Triad Hospitals, Inc.                                       175                           167,125
UnitedHealth Group, Inc.                                    500                           488,667
                                                                                    -------------
TOTAL                                                                                   4,349,214
                                                                                    -------------
HOTELS
Hilton Hotels Corp.                                         375                           418,937
HMH Properties, Inc.                                        267                           275,010
Host Marriott Corp. Series B                                 40                            41,200
Host Marriott L.P. Series G                                 350                           387,625
                                                                                    -------------
TOTAL                                                                                   1,122,772
                                                                                    -------------
HOUSEHOLD & LEISURE PRODUCTS
Fedders North America, Inc.+                                375                           345,000
Remington Arms Co.                                          135                           131,625
                                                                                    -------------
TOTAL                                                                                     476,625
                                                                                    -------------

SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2004

                                                                                                   % OF
                                                         INTEREST                 MATURITY          NET
INVESTMENTS                                                  RATE                     DATE       ASSETS
-------------------------------------------------------------------------------------------------------
LEISURE                                                                                            0.95%
Gaylord Entertainment Co.                                    8.00%              11/15/2013
K2 Inc.+(b)                                                 7.375%                7/1/2014
Six Flags, Inc.                                              9.50%                2/1/2009

TOTAL

MACHINERY                                                                                          1.06%
AGCO Corp.                                                   9.50%                5/1/2008
Case New Holland, Inc.+                                      9.25%                8/1/2011
Manitowoc Co., Inc. (The)                                   7.125%               11/1/2013
Manitowoc Co., Inc. (The)                                   8.625%              12/15/2010
Westinghouse Air Brake Co.                                  6.875%               7/31/2013

TOTAL

MEDIA - BROADCAST                                                                                  2.21%
Allbritton Communications Co.                                7.75%              12/15/2012
Clear Channel Communications, Inc.                          4.625%               1/15/2008
Paxson Communications Corp.                                 10.75%               7/15/2008
Sinclair Broadcast Group, Inc.                               8.00%               3/15/2012
Sinclair Broadcast Group, Inc.                               8.75%              12/15/2011
TV Azteca, S.A. de C.V.(a)                                  10.50%               2/15/2007

TOTAL

MEDIA - CABLE                                                                                      3.70%
Charter Communications Holdings                             10.00%                4/1/2009
Charter Communications Holdings II LLC                      10.25%               9/15/2010
Comcast Corp.                                                5.85%               1/15/2010
CSC Holdings, Inc.+                                          6.75%               4/15/2012
CSC Holdings, Inc. Series B                                 8.125%               8/15/2009
Direct TV Holdings LLC                                      8.375%               3/15/2013
Echostar DBS Corp.                                          6.375%               10/1/2011
Echostar DBS Corp.                                          9.125%               1/15/2009
Insight Communications Co., Inc.**                    0.00%/12.25%        2/15/2006 & 2011
Mediacom LLC/ Mediacom Capital Corp.                         8.50%               4/15/2008
Mediacom LLC/ Mediacom Capital Corp.                         9.50%               1/15/2013

TOTAL

                                                                    ACQUIRING FUND
                                                             LORD ABBETT SERIES FUND, INC.
                                                               BOND-DEBENTURE PORTFOLIO
                                                      PRINCIPAL
                                                         AMOUNT
INVESTMENTS                                               (000)              COST           VALUE
-------------------------------------------------------------------------------------------------
LEISURE
Gaylord Entertainment Co.                             $     885                     $     901,594
K2 Inc.+(b)                                                  25                            25,562
Six Flags, Inc.                                             150                           154,875
                                                                                    -------------
TOTAL                                                                                   1,082,031
                                                                                    -------------
MACHINERY
AGCO Corp.                                                  125                           136,875
Case New Holland, Inc.+                                     500                           527,500
Manitowoc Co., Inc. (The)                                   350                           351,750
Manitowoc Co., Inc. (The)                                     -                                 -
Westinghouse Air Brake Co.                                   75                            74,625
                                                                                    -------------
TOTAL                                                                                   1,090,750
                                                                                    -------------
MEDIA - BROADCAST
Allbritton Communications Co.                               750                           742,500
Clear Channel Communications, Inc.                          825                           834,374
Paxson Communications Corp.                                 600                           612,000
Sinclair Broadcast Group, Inc.                                -                                 -
Sinclair Broadcast Group, Inc.                              200                           215,000
TV Azteca, S.A. de C.V.(a)                                  100                           102,500
                                                                                    -------------
TOTAL                                                                                   2,506,374
                                                                                    -------------
MEDIA - CABLE
Charter Communications Holdings                             500                           420,000
Charter Communications Holdings II LLC                        -                                 -
Comcast Corp.                                               250                           261,174
CSC Holdings, Inc.+                                         125                           120,625
CSC Holdings, Inc. Series B                                 600                           627,000
Direct TV Holdings LLC                                      350                           388,938
Echostar DBS Corp.                                          210                           207,900
Echostar DBS Corp.                                          149                           164,086
Insight Communications Co., Inc.**                        1,000                           905,000
Mediacom LLC/ Mediacom Capital Corp.                        675                           681,750
Mediacom LLC/ Mediacom Capital Corp.                        450                           436,500
                                                                                    -------------
TOTAL                                                                                   4,212,973
                                                                                    -------------

                                                                     TARGET FUND
                                                            THE PHOENIX EDGE SERIES FUND
                                                      PHOENIX-LORD ABBETT BOND DEBENTURE SERIES
                                                       PRINCIPAL
                                                          AMOUNT
INVESTMENTS                                                (000)           COST          VALUE
----------------------------------------------------------------------------------------------
LEISURE
Gaylord Entertainment Co.                              $     125                  $    127,344
K2 Inc.+(b)                                                   15                        15,337
Six Flags, Inc.                                               25                        25,812
                                                                                  ------------
TOTAL                                                                                  168,493
                                                                                  ------------
MACHINERY
AGCO Corp.                                                    25                        27,375
Case New Holland, Inc.+                                       75                        79,125
Manitowoc Co., Inc. (The)                                    100                       100,500
Manitowoc Co., Inc. (The)                                    100                       104,000
Westinghouse Air Brake Co.                                     -                             -
                                                                                  ------------
TOTAL                                                                                  311,000
                                                                                  ------------
MEDIA - BROADCAST
Allbritton Communications Co.                                125                       123,750
Clear Channel Communications, Inc.                            50                        50,527
Paxson Communications Corp.                                  100                       102,000
Sinclair Broadcast Group, Inc.                                75                        77,063
Sinclair Broadcast Group, Inc.                                50                        53,750
TV Azteca, S.A. de C.V.(a)                                     -                             -
                                                                                  ------------
TOTAL                                                                                  407,090
                                                                                  ------------
MEDIA - CABLE
Charter Communications Holdings                                -                             -
Charter Communications Holdings II LLC                        75                        75,942
Comcast Corp.                                                 25                        26,087
CSC Holdings, Inc.+                                            -                             -
CSC Holdings, Inc. Series B                                  100                       104,500
Direct TV Holdings LLC                                        75                        83,344
Echostar DBS Corp.                                            15                        14,850
Echostar DBS Corp.                                            33                        36,341
Insight Communications Co., Inc.**                           150                       135,750
Mediacom LLC/ Mediacom Capital Corp.                         150                       151,500
Mediacom LLC/ Mediacom Capital Corp.                          50                        48,500
                                                                                  ------------
TOTAL                                                                                  676,814
                                                                                  ------------

                                                                  PRO FORMA COMBINED
                                                      PRINCIPAL
                                                         AMOUNT
INVESTMENTS                                               (000)              COST           VALUE
-------------------------------------------------------------------------------------------------
LEISURE
Gaylord Entertainment Co.                             $   1,010                     $   1,028,938
K2 Inc.+(b)                                                  40                            40,899
Six Flags, Inc.                                             175                           180,687
                                                                                    -------------
TOTAL                                                                                   1,250,524
                                                                                    -------------
MACHINERY
AGCO Corp.                                                  150                           164,250
Case New Holland, Inc.+                                     575                           606,625
Manitowoc Co., Inc. (The)                                   450                           452,250
Manitowoc Co., Inc. (The)                                   100                           104,000
Westinghouse Air Brake Co.                                   75                            74,625
                                                                                    -------------
TOTAL                                                                                   1,401,750
                                                                                    -------------
MEDIA - BROADCAST
Allbritton Communications Co.                               875                           866,250
Clear Channel Communications, Inc.                          875                           884,901
Paxson Communications Corp.                                 700                           714,000
Sinclair Broadcast Group, Inc.                               75                            77,063
Sinclair Broadcast Group, Inc.                              250                           268,750
TV Azteca, S.A. de C.V.(a)                                  100                           102,500
                                                                                    -------------
TOTAL                                                                                   2,913,464
                                                                                    -------------
MEDIA - CABLE
Charter Communications Holdings                             500                           420,000
Charter Communications Holdings II LLC                       75                            75,942
Comcast Corp.                                               275                           287,261
CSC Holdings, Inc.+                                         125                           120,625
CSC Holdings, Inc. Series B                                 700                           731,500
Direct TV Holdings LLC                                      425                           472,282
Echostar DBS Corp.                                          225                           222,750
Echostar DBS Corp.                                          182                           200,427
Insight Communications Co., Inc.**                        1,150                         1,040,750
Mediacom LLC/ Mediacom Capital Corp.                        825                           833,250
Mediacom LLC/ Mediacom Capital Corp.                        500                           485,000
                                                                                    -------------
TOTAL                                                                                   4,889,787
                                                                                    -------------

SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2004

                                                                                                   % OF
                                                         INTEREST                 MATURITY          NET
INVESTMENTS                                                  RATE                     DATE       ASSETS
-------------------------------------------------------------------------------------------------------
MEDIA - DIVERSIFIED                                                                                0.44%
Block Communications, Inc.                                   9.25%               4/15/2009
Emmis Operating Co.+                                        6.875%               5/15/2012

TOTAL

MEDIA - SERVICES                                                                                   0.42%
Warner Music Group+                                         7.375%               4/15/2014

METAL & GLASS CONTAINERS                                                                           0.02%
Plastipak Holdings, Inc.                                    10.75%                9/1/2011

METALS/MINING EXCLUDING STEEL                                                                      0.26%
Century Aluminum Co.                                        11.75%               4/15/2008
Peabody Energy Corp.                                        6.875%               3/15/2013

TOTAL

NON-ELECTRIC UTILITIES                                                                             1.13%
SEMCO Energy, Inc.                                          7.125%               5/15/2008

NON-FOOD & DRUG RETAILERS                                                                          1.49%
Cole National Group                                         8.875%               5/15/2012
Couche-Tard U.S. L.P./
Couche-Tard Finance Corp.(a)                                 7.50%              12/15/2013
J Crew Intermediate LLC**                             0.00%/16.00%  11/15/2005 & 5/15/2008
J.C. Penney Co., Inc.                                       6.875%              10/15/2015
J.C. Penney Co., Inc.                                        7.95%                4/1/2017
J.C. Penney Co., Inc.                                        8.00%                3/1/2010
Saks, Inc.                                                  9.875%               10/1/2011

TOTAL

OIL FIELD EQUIPMENT & SERVICES                                                                     0.82%
Hanover Compressor Co.                                      8.625%              12/15/2010
Hanover Compressor Co.                                       9.00%                6/1/2014
Key Energy Services, Inc.                                   6.375%                5/1/2013

                                                                    ACQUIRING FUND
                                                             LORD ABBETT SERIES FUND, INC.
                                                               BOND-DEBENTURE PORTFOLIO
                                                      PRINCIPAL
                                                         AMOUNT
INVESTMENTS                                               (000)              COST           VALUE
-------------------------------------------------------------------------------------------------
MEDIA - DIVERSIFIED
Block Communications, Inc.                            $     150                     $     158,250
Emmis Operating Co.+                                        300                           295,500
                                                                                    -------------
TOTAL                                                                                     453,750
                                                                                    -------------
MEDIA - SERVICES
Warner Music Group+                                         500                           485,000
                                                                                    -------------
METAL & GLASS CONTAINERS
Plastipak Holdings, Inc.                                      -                                 -
                                                                                    -------------
METALS/MINING EXCLUDING STEEL
Century Aluminum Co.                                        100                           112,000
Peabody Energy Corp.                                        200                           203,500
                                                                                    -------------
TOTAL                                                                                     315,500
                                                                                    -------------
NON-ELECTRIC UTILITIES
SEMCO Energy, Inc.                                        1,325                         1,364,750
                                                                                    -------------
NON-FOOD & DRUG RETAILERS
Cole National Group                                         250                           268,125
Couche-Tard U.S. L.P./
Couche-Tard Finance Corp.(a)                                350                           351,750
J Crew Intermediate LLC**                                    50                            43,500
J.C. Penney Co., Inc.                                       100                           103,125
J.C. Penney Co., Inc.                                       200                           223,250
J.C. Penney Co., Inc.                                       250                           280,625
Saks, Inc.                                                  400                           467,000
                                                                                    -------------
TOTAL                                                                                   1,737,375
                                                                                    -------------
OIL FIELD EQUIPMENT & SERVICES
Hanover Compressor Co.                                      275                           286,000
Hanover Compressor Co.                                      150                           156,375
Key Energy Services, Inc.                                   500                           475,000

                                                                    TARGET FUND
                                                           THE PHOENIX EDGE SERIES FUND
                                                     PHOENIX-LORD ABBETT BOND DEBENTURE SERIES
                                                      PRINCIPAL
                                                         AMOUNT
INVESTMENTS                                               (000)           COST           VALUE
----------------------------------------------------------------------------------------------
MEDIA - DIVERSIFIED
Block Communications, Inc.                            $      25                  $      26,375
Emmis Operating Co.+                                        100                         98,500
                                                                                 -------------
TOTAL                                                                                  124,875
                                                                                 -------------
MEDIA - SERVICES
Warner Music Group+                                          70                         67,900
                                                                                 -------------
METAL & GLASS CONTAINERS
Plastipak Holdings, Inc.                                     25                         27,000
                                                                                 -------------
METALS/MINING EXCLUDING STEEL
Century Aluminum Co.                                         25                         28,000
Peabody Energy Corp.                                          -                              -
                                                                                 -------------
TOTAL                                                                                   28,000
                                                                                 -------------
NON-ELECTRIC UTILITIES
SEMCO Energy, Inc.                                          125                        128,750
                                                                                 -------------
NON-FOOD & DRUG RETAILERS
Cole National Group                                          45                         48,263
Couche-Tard U.S. L.P./
Couche-Tard Finance Corp.(a)                                 65                         65,325
J Crew Intermediate LLC**                                    15                         13,050
J.C. Penney Co., Inc.                                        40                         41,250
J.C. Penney Co., Inc.                                         -                              -
J.C. Penney Co., Inc.                                         -                              -
Saks, Inc.                                                   50                         58,375
                                                                                 -------------
TOTAL                                                                                  226,263
                                                                                 -------------
OIL FIELD EQUIPMENT & SERVICES
Hanover Compressor Co.                                        -                              -
Hanover Compressor Co.                                       25                         26,063
Key Energy Services, Inc.                                    80                         76,000

                                                                  PRO FORMA COMBINED
                                                      PRINCIPAL
                                                         AMOUNT
INVESTMENTS                                               (000)              COST           VALUE
-------------------------------------------------------------------------------------------------
MEDIA - DIVERSIFIED
Block Communications, Inc.                            $     175                     $     184,625
Emmis Operating Co.+                                        400                           394,000
                                                                                    -------------
TOTAL                                                                                     578,625
                                                                                    -------------
MEDIA - SERVICES
Warner Music Group+                                         570                           552,900
                                                                                    -------------
METAL & GLASS CONTAINERS
Plastipak Holdings, Inc.                                     25                            27,000
                                                                                    -------------
METALS/MINING EXCLUDING STEEL
Century Aluminum Co.                                        125                           140,000
Peabody Energy Corp.                                        200                           203,500
                                                                                    -------------
TOTAL                                                                                     343,500
                                                                                    -------------
NON-ELECTRIC UTILITIES
SEMCO Energy, Inc.                                        1,450                         1,493,500
                                                                                    -------------
NON-FOOD & DRUG RETAILERS
Cole National Group                                         295                           316,388
Couche-Tard U.S. L.P./
Couche-Tard Finance Corp.(a)                                415                           417,075
J Crew Intermediate LLC**                                    65                            56,550
J.C. Penney Co., Inc.                                       140                           144,375
J.C. Penney Co., Inc.                                       200                           223,250
J.C. Penney Co., Inc.                                       250                           280,625
Saks, Inc.                                                  450                           525,375
                                                                                    -------------
TOTAL                                                                                   1,963,638
                                                                                    -------------
OIL FIELD EQUIPMENT & SERVICES
Hanover Compressor Co.                                      275                           286,000
Hanover Compressor Co.                                      175                           182,438
Key Energy Services, Inc.                                   580                           551,000

SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2004

                                                                                                   % OF
                                                         INTEREST                 MATURITY          NET
INVESTMENTS                                                  RATE                     DATE       ASSETS
-------------------------------------------------------------------------------------------------------
Pride Int'l., Inc.+(b)                                      7.375%               7/15/2014

TOTAL

PACKAGED FOODS & MEATS                                                                             0.08%
Dean Foods Co.                                              6.625%               5/15/2009

PACKAGING                                                                                          3.49%
AEP Industries, Inc.                                        9.875%              11/15/2007
Anchor Glass Container Corp.                                11.00%               2/15/2013
BWAY Corp.                                                  10.00%              10/15/2010
Constar Int'l., Inc.                                        11.00%               12/1/2012
Crown Cork & Seal, Inc.                                     7.375%              12/15/2026
Graham Packaging Co., Inc. Series B                         10.75%               1/15/2009
Owens-Brockway Glass Container, Inc.                         7.75%               5/15/2011
Owens-Brockway Glass Container, Inc.                        8.875%               2/15/2009
Solo Cup Co.+                                                8.50%               2/15/2014
Tekni-Plex, Inc.+                                            8.75%              11/15/2013

TOTAL

PHARMACEUTICALS                                                                                    1.09%
Alpharma, Inc.+                                             8.625%                5/1/2011
Biovail Corp.(a)                                            7.875%                4/1/2010

TOTAL

PRINTING & PUBLISHING                                                                              2.57%
American Color Graphics                                     10.00%               6/15/2010
American Media, Inc.                                        10.25%                5/1/2009
Dex Media West LLC/
Dex Media Finance Corp.                                     9.875%               8/15/2013
Dex Media, Inc.**+                                     0.00%/9.00%       11/15/2008 & 2013
Dex Media, Inc.+                                             8.00%              11/15/2013
Houghton Mifflin Co.                                         8.25%                2/1/2011
PRIMEDIA, Inc.                                              8.875%               5/15/2011

TOTAL

RAILROADS                                                                                          0.07%
Union Pacific Corp.                                         3.625%                6/1/2010

                                                                    ACQUIRING FUND
                                                             LORD ABBETT SERIES FUND, INC.
                                                               BOND-DEBENTURE PORTFOLIO
                                                      PRINCIPAL
                                                         AMOUNT
INVESTMENTS                                               (000)              COST           VALUE
-------------------------------------------------------------------------------------------------
Pride Int'l., Inc.+(b)                                $      50                     $      50,750
                                                                                    -------------
TOTAL                                                                                     968,125
                                                                                    -------------
PACKAGED FOODS & MEATS
Dean Foods Co.                                                -                                 -
                                                                                    -------------
PACKAGING
AEP Industries, Inc.                                        250                           257,500
Anchor Glass Container Corp.                                400                           459,500
BWAY Corp.                                                  550                           580,250
Constar Int'l., Inc.                                        115                           108,100
Crown Cork & Seal, Inc.                                   1,000                           835,000
Graham Packaging Co., Inc. Series B                         200                           206,750
Owens-Brockway Glass Container, Inc.                        400                           418,000
Owens-Brockway Glass Container, Inc.                        500                           542,500
Solo Cup Co.+                                               300                           280,500
Tekni-Plex, Inc.+                                           300                           288,000
                                                                                    -------------
TOTAL                                                                                   3,976,100
                                                                                    -------------
PHARMACEUTICALS
Alpharma, Inc.+                                             750                           780,000
Biovail Corp.(a)                                            450                           446,625
                                                                                    -------------
TOTAL                                                                                   1,226,625
                                                                                    -------------
PRINTING & PUBLISHING
American Color Graphics                                     225                           201,938
American Media, Inc.                                        150                           156,375
Dex Media West LLC/
Dex Media Finance Corp.                                     500                           551,250
Dex Media, Inc.**+                                        1,000                           650,000
Dex Media, Inc.+                                            400                           386,000
Houghton Mifflin Co.                                        750                           753,750
PRIMEDIA, Inc.                                              395                           393,025
                                                                                    -------------
TOTAL                                                                                   3,092,338
                                                                                    -------------
RAILROADS
Union Pacific Corp.                                           -                                 -
                                                                                    -------------

                                                                     TARGET FUND
                                                            THE PHOENIX EDGE SERIES FUND
                                                      PHOENIX-LORD ABBETT BOND DEBENTURE SERIES
                                                       PRINCIPAL
                                                          AMOUNT
INVESTMENTS                                                (000)           COST           VALUE
-----------------------------------------------------------------------------------------------
Pride Int'l., Inc.+(b)                                 $      10                  $      10,150
                                                                                  -------------
TOTAL                                                                                   112,213
                                                                                  -------------
PACKAGED FOODS & MEATS
Dean Foods Co.                                               100                        103,500
                                                                                  -------------
PACKAGING
AEP Industries, Inc.                                           -                              -
Anchor Glass Container Corp.                                  50                         57,438
BWAY Corp.                                                    50                         52,750
Constar Int'l., Inc.                                          60                         56,400
Crown Cork & Seal, Inc.                                      150                        125,250
Graham Packaging Co., Inc. Series B                           55                         56,856
Owens-Brockway Glass Container, Inc.                         125                        130,625
Owens-Brockway Glass Container, Inc.                          60                         65,100
Solo Cup Co.+                                                100                         93,500
Tekni-Plex, Inc.+                                              -                              -
                                                                                  -------------
TOTAL                                                                                   637,919
                                                                                  -------------
PHARMACEUTICALS
Alpharma, Inc.+                                               90                         93,600
Biovail Corp.(a)                                             125                        124,062
                                                                                  -------------
TOTAL                                                                                   217,662
                                                                                  -------------
PRINTING & PUBLISHING
American Color Graphics                                        -                              -
American Media, Inc.                                           -                              -
Dex Media West LLC/
Dex Media Finance Corp.                                       50                         55,125
Dex Media, Inc.**+                                             -                              -
Dex Media, Inc.+                                             125                        120,625
Houghton Mifflin Co.                                          75                         75,375
PRIMEDIA, Inc.                                                45                         44,775
                                                                                  -------------
TOTAL                                                                                   295,900
                                                                                  -------------
RAILROADS
Union Pacific Corp.                                          100                         94,041
                                                                                  -------------

                                                                  PRO FORMA COMBINED
                                                      PRINCIPAL
                                                         AMOUNT
INVESTMENTS                                               (000)              COST           VALUE
-------------------------------------------------------------------------------------------------
Pride Int'l., Inc.+(b)                                $      60                     $      60,900
                                                                                    -------------
TOTAL                                                                                   1,080,338
                                                                                    -------------
PACKAGED FOODS & MEATS
Dean Foods Co.                                              100                           103,500
                                                                                    -------------
PACKAGING
AEP Industries, Inc.                                        250                           257,500
Anchor Glass Container Corp.                                450                           516,938
BWAY Corp.                                                  600                           633,000
Constar Int'l., Inc.                                        175                           164,500
Crown Cork & Seal, Inc.                                   1,150                           960,250
Graham Packaging Co., Inc. Series B                         255                           263,606
Owens-Brockway Glass Container, Inc.                        525                           548,625
Owens-Brockway Glass Container, Inc.                        560                           607,600
Solo Cup Co.+                                               400                           374,000
Tekni-Plex, Inc.+                                           300                           288,000
                                                                                    -------------
TOTAL                                                                                   4,614,019
                                                                                    -------------
PHARMACEUTICALS
Alpharma, Inc.+                                             840                           873,600
Biovail Corp.(a)                                            575                           570,687
                                                                                    -------------
TOTAL                                                                                   1,444,287
                                                                                    -------------
PRINTING & PUBLISHING
American Color Graphics                                     225                           201,938
American Media, Inc.                                        150                           156,375
Dex Media West LLC/
Dex Media Finance Corp.                                     550                           606,375
Dex Media, Inc.**+                                        1,000                           650,000
Dex Media, Inc.+                                            525                           506,625
Houghton Mifflin Co.                                        825                           829,125
PRIMEDIA, Inc.                                              440                           437,800
                                                                                    -------------
TOTAL                                                                                   3,388,238
                                                                                    -------------
RAILROADS
Union Pacific Corp.                                         100                            94,041
                                                                                    -------------

SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2004

                                                                                                   % OF
                                                         INTEREST                 MATURITY          NET
INVESTMENTS                                                  RATE                     DATE       ASSETS
-------------------------------------------------------------------------------------------------------
RESTAURANTS                                                                                        0.87%
Domino's, Inc.                                               8.25%                7/1/2011
Friendly Ice Cream Corp.+                                   8.375%               6/15/2012
O'Charleys, Inc.                                             9.00%               11/1/2013

TOTAL

STEEL PRODUCERS/PRODUCTS                                                                           0.21%
International Steel Group Inc.+                              6.50%               4/15/2014

SUPPORT-SERVICES                                                                                   1.50%
Iron Mountain, Inc.                                          7.75%               1/15/2015
Iron Mountain, Inc.                                         8.625%                4/1/2013
JohnsonDiversey, Inc.                                       9.625%               5/15/2012

TOTAL

TELECOM - FIXED LINE                                                                               0.27%
Level 3 Financing, Inc.+                                    10.75%              10/15/2011

TELECOM - INTEGRATED/SERVICES                                                                      2.33%
Cincinnati Bell, Inc.                                       8.375%               1/15/2014
Eircom Funding(a)                                            8.25%               8/15/2013
MCI, Inc.                                                   5.908%                5/1/2007
MCI, Inc.                                                   6.688%                5/1/2009
MCI, Inc.                                                   7.735%                5/1/2014
Qwest Capital Funding, Inc.                                  7.90%               8/15/2010
Qwest Communications Int'l.+                                 4.75%#              2/15/2009
Qwest Communications Int'l.+                                 7.25%               2/15/2011
Qwest Services Corp.+                                       14.00%              12/15/2010

TOTAL

TELECOM - WIRELESS                                                                                 2.74%
Airgate PCS, Inc.+                                          9.375%                9/1/2009
Airgate PCS, Inc.                                           9.375%                9/1/2009
Centennial Communications Corp.                            10.125%               6/15/2013
Dobson Communications Corp.                                 8.875%               10/1/2013
Nextel Communications, Inc.                                 7.375%                8/1/2015
Nextel Partners, Inc.                                       8.125%                7/1/2011
Rural Cellular Corp.                                        9.875%                2/1/2010
Western Wireless Corp.                                       9.25%               7/15/2013

TOTAL

THEATERS & ENTERTAINMENT                                                                           0.82%
AMC Entertainment, Inc.+                                     8.00%                3/1/2014
Carmike Cinemas, Inc. +                                      7.50%               2/15/2014

                                                                       ACQUIRING FUND
                                                                LORD ABBETT SERIES FUND, INC.
                                                                  BOND-DEBENTURE PORTFOLIO
                                                         PRINCIPAL
                                                            AMOUNT
INVESTMENTS                                                  (000)              COST           VALUE
----------------------------------------------------------------------------------------------------
RESTAURANTS
Domino's, Inc.                                           $      75                     $      79,875
Friendly Ice Cream Corp.+                                      400                           390,000
O'Charleys, Inc.                                               500                           520,000
                                                                                       -------------
TOTAL                                                                                        989,875
                                                                                       -------------
STEEL PRODUCERS/PRODUCTS
International Steel Group Inc.+                                250                           235,625
                                                                                       -------------
SUPPORT-SERVICES
Iron Mountain, Inc.                                          1,000                           997,500
Iron Mountain, Inc.                                            500                           532,500
JohnsonDiversey, Inc.                                          200                           219,000
                                                                                       -------------
TOTAL                                                                                      1,749,000
                                                                                       -------------
TELECOM - FIXED LINE
Level 3 Financing, Inc.+                                       400                           355,000
                                                                                       -------------
TELECOM - INTEGRATED/SERVICES
Cincinnati Bell, Inc.                                          500                           447,500
Eircom Funding(a)                                               50                            52,250
MCI, Inc.                                                      277                           269,511
MCI, Inc.                                                      277                           257,040
MCI, Inc.                                                      238                           213,194
Qwest Capital Funding, Inc.                                  1,125                         1,001,250
Qwest Communications Int'l.+                                     -                                 -
Qwest Communications Int'l.+                                     -                                 -
Qwest Services Corp.+                                          350                           408,625
                                                                                       -------------
TOTAL                                                                                      2,649,370
                                                                                       -------------
TELECOM - WIRELESS
Airgate PCS, Inc.+                                             300                           296,250
Airgate PCS, Inc.                                                -                                 -
Centennial Communications Corp.                                750                           778,125
Dobson Communications Corp.                                    500                           382,500
Nextel Communications, Inc.                                    400                           406,000
Nextel Partners, Inc.                                          500                           512,500
Rural Cellular Corp.                                           460                           458,850
Western Wireless Corp.                                         200                           207,000
                                                                                       -------------
TOTAL                                                                                      3,041,225
                                                                                       -------------
THEATERS & ENTERTAINMENT
AMC Entertainment, Inc.+                                       500                           480,000
Carmike Cinemas, Inc. +                                        160                           153,600

                                                                        TARGET FUND
                                                               THE PHOENIX EDGE SERIES FUND
                                                         PHOENIX-LORD ABBETT BOND DEBENTURE SERIES
                                                         PRINCIPAL
                                                            AMOUNT
INVESTMENTS                                                  (000)              COST           VALUE
----------------------------------------------------------------------------------------------------
RESTAURANTS
Domino's, Inc.                                           $      40                     $      42,600
Friendly Ice Cream Corp.+                                       90                            87,750
O'Charleys, Inc.                                                25                            26,000
                                                                                       -------------
TOTAL                                                                                        156,350
                                                                                       -------------
STEEL PRODUCERS/PRODUCTS
International Steel Group Inc.+                                 50                            47,125
                                                                                       -------------
SUPPORT-SERVICES
Iron Mountain, Inc.                                            200                           199,500
Iron Mountain, Inc.                                              -                                 -
JohnsonDiversey, Inc.                                           25                            27,375
                                                                                       -------------
TOTAL                                                                                        226,875
                                                                                       -------------
TELECOM - FIXED LINE
Level 3 Financing, Inc.+                                         -                                 -
                                                                                       -------------
TELECOM - INTEGRATED/SERVICES
Cincinnati Bell, Inc.                                           75                            67,125
Eircom Funding(a)                                               50                            52,250
MCI, Inc.                                                       28                            26,951
MCI, Inc.                                                       28                            25,704
MCI, Inc.                                                       24                            21,320
Qwest Capital Funding, Inc.                                    165                           146,850
Qwest Communications Int'l.+                                    15                            14,100
Qwest Communications Int'l.+                                    15                            14,062
Qwest Services Corp.+                                           55                            64,213
                                                                                       -------------
TOTAL                                                                                        432,575
                                                                                       -------------
TELECOM - WIRELESS
Airgate PCS, Inc.+                                              25                            24,687
Airgate PCS, Inc.                                               75                            74,063
Centennial Communications Corp.                                125                           129,688
Dobson Communications Corp.                                    100                            76,500
Nextel Communications, Inc.                                     40                            40,600
Nextel Partners, Inc.                                          150                           153,750
Rural Cellular Corp.                                            50                            49,875
Western Wireless Corp.                                          25                            25,875
                                                                                       -------------
TOTAL                                                                                        575,038
                                                                                       -------------
THEATERS & ENTERTAINMENT
AMC Entertainment, Inc.+                                       125                           120,000
Carmike Cinemas, Inc. +                                         60                            57,600

                                                                     PRO FORMA COMBINED
                                                         PRINCIPAL
                                                            AMOUNT
INVESTMENTS                                                  (000)              COST           VALUE
----------------------------------------------------------------------------------------------------
RESTAURANTS
Domino's, Inc.                                           $     115                           122,475
Friendly Ice Cream Corp.+                                      490                           477,750
O'Charleys, Inc.                                               525                           546,000
                                                                                       -------------
TOTAL                                                                                      1,146,225
                                                                                       -------------
STEEL PRODUCERS/PRODUCTS
International Steel Group Inc.+                                300                           282,750
                                                                                       -------------
SUPPORT-SERVICES
Iron Mountain, Inc.                                          1,200                         1,197,000
Iron Mountain, Inc.                                            500                           532,500
JohnsonDiversey, Inc.                                          225                           246,375
                                                                                       -------------
TOTAL                                                                                      1,975,875
                                                                                       -------------
TELECOM - FIXED LINE
Level 3 Financing, Inc.+                                       400                           355,000
                                                                                       -------------
TELECOM - INTEGRATED/SERVICES
Cincinnati Bell, Inc.                                          575                           514,625
Eircom Funding(a)                                              100                           104,500
MCI, Inc.                                                      305                           296,462
MCI, Inc.                                                      305                           282,744
MCI, Inc.                                                      262                           234,514
Qwest Capital Funding, Inc.                                  1,290                         1,148,100
Qwest Communications Int'l.+                                    15                            14,100
Qwest Communications Int'l.+                                    15                            14,062
Qwest Services Corp.+                                          405                           472,838
                                                                                       -------------
TOTAL                                                                                      3,081,945
                                                                                       -------------
TELECOM - WIRELESS
Airgate PCS, Inc.+                                             325                           320,937
Airgate PCS, Inc.                                               75                            74,063
Centennial Communications Corp.                                875                           907,813
Dobson Communications Corp.                                    600                           459,000
Nextel Communications, Inc.                                    440                           446,600
Nextel Partners, Inc.                                          650                           666,250
Rural Cellular Corp.                                           510                           508,725
Western Wireless Corp.                                         225                           232,875
                                                                                       -------------
TOTAL                                                                                      3,616,263
                                                                                       -------------
THEATERS & ENTERTAINMENT
AMC Entertainment, Inc.+                                       625                           600,000
Carmike Cinemas, Inc. +                                        220                           211,200

SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2004

                                                                                                   % OF
                                                         INTEREST                 MATURITY          NET
INVESTMENTS                                                  RATE                     DATE       ASSETS
-------------------------------------------------------------------------------------------------------
Cinemark USA, Inc.                                           9.00%                2/1/2013

TOTAL

TRANSPORTATION EXCLUDING AIR/RAIL                                                                  0.91%
CHC Helicopter Corp.+(a)                                    7.375%                5/1/2014
Great Lakes Dredge & Dock Co.                                7.75%              12/15/2013
Horizon Lines, LLC+(b)                                       9.00%               11/1/2012
Offshore Logistics, Inc.                                    6.125%               6/15/2013
Stena AB(a)                                                  7.50%               11/1/2013

TOTAL

WIRELESS TELECOMMUNICATION SERVICES                                                                0.07%
Rogers Wireless Communications, Inc.(a)                     9.625%                5/1/2011
TeleCorp PCS, Inc.                                         10.625%               7/15/2010

TOTAL

TOTAL HIGH YIELD CORPORATE NOTES & BONDS

TOTAL LONG-TERM INVESTMENTS

SHORT-TERM INVESTMENTS                                                                             3.37%

AGENCY                                                                                             2.05%
Federal Home Loan Bank                                       1.20%                7/1/2004

REPURCHASE AGREEMENT                                                                               1.32%

Repurchase Agreement
dated 6/30/2004,
1.35% due 7/1/2004 with
State Street Bank & Trust Co.
collateralized by $1,790,000 of
Federal Home Loan Mortgage Corp.
at 2.375% due 4/15/2006; value:
$1,780,117; proceeds: $1,740,540

TOTAL SHORT-TERM INVESTMENTS

TOTAL INVESTMENTS IN SECURITIES                                                                   99.12%

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES                                                     0.88%

NET ASSETS                                                                                       100.00%

                                                                       ACQUIRING FUND
                                                                LORD ABBETT SERIES FUND, INC.
                                                                  BOND-DEBENTURE PORTFOLIO
                                                         PRINCIPAL
                                                            AMOUNT
INVESTMENTS                                                  (000)              COST           VALUE
----------------------------------------------------------------------------------------------------
Cinemark USA, Inc.                                       $     200                     $     219,250
                                                                                       -------------
TOTAL                                                                                        852,850
                                                                                       -------------
TRANSPORTATION EXCLUDING AIR/RAIL
CHC Helicopter Corp.+(a)                                        80                            79,000
Great Lakes Dredge & Dock Co.                                  300                           255,000
Horizon Lines, LLC+(b)                                          60                            60,000
Offshore Logistics, Inc.                                       500                           477,500
Stena AB(a)                                                    140                           139,125
                                                                                       -------------
TOTAL                                                                                      1,010,625
                                                                                       -------------
WIRELESS TELECOMMUNICATION SERVICES
Rogers Wireless Communications, Inc.(a)                          -                                 -
TeleCorp PCS, Inc.                                               -                                 -
                                                                                       -------------
TOTAL                                                                                              -
                                                                       -------------   -------------
TOTAL HIGH YIELD CORPORATE NOTES & BONDS                               $  78,971,407      79,491,933
                                                                       -------------   -------------
TOTAL LONG-TERM INVESTMENTS                                              106,858,116     108,735,315
                                                                       -------------   -------------

SHORT-TERM INVESTMENTS

AGENCY
Federal Home Loan Bank                                       1,641         1,641,000       1,641,000
                                                                       -------------   -------------
REPURCHASE AGREEMENT

Repurchase Agreement
dated 6/30/2004,
1.35% due 7/1/2004 with
State Street Bank & Trust Co.
collateralized by $1,790,000 of
Federal Home Loan Mortgage Corp.
at 2.375% due 4/15/2006; value:
$1,780,117; proceeds: $1,740,540                             1,740         1,740,475       1,740,475
                                                                       -------------   -------------
TOTAL SHORT-TERM INVESTMENTS                                               3,381,475       3,381,475
                                                                       -------------   -------------
TOTAL INVESTMENTS IN SECURITIES                                        $ 110,239,591   $ 112,116,790
                                                                       -------------   -------------
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES                                             1,001,425
                                                                                       -------------
NET ASSETS                                                                             $ 113,118,215
                                                                                       =============

                                                                        TARGET FUND
                                                               THE PHOENIX EDGE SERIES FUND
                                                         PHOENIX-LORD ABBETT BOND DEBENTURE SERIES
                                                         PRINCIPAL
                                                            AMOUNT
INVESTMENTS                                                  (000)              COST           VALUE
----------------------------------------------------------------------------------------------------
Cinemark USA, Inc.                                       $      50                     $      54,813
                                                                                       -------------
TOTAL                                                                                        232,413
                                                                                       -------------
TRANSPORTATION EXCLUDING AIR/RAIL
CHC Helicopter Corp.+(a)                                        20                            19,750
Great Lakes Dredge & Dock Co.                                  100                            85,000
Horizon Lines, LLC+(b)                                          15                            15,000
Offshore Logistics, Inc.                                        75                            71,625
Stena AB(a)                                                      -                                 -
                                                                                       -------------
TOTAL                                                                                        191,375
                                                                                       -------------
WIRELESS TELECOMMUNICATION SERVICES
Rogers Wireless Communications, Inc.(a)                         25                            28,188
TeleCorp PCS, Inc.                                              58                            65,477
                                                                                       -------------
TOTAL                                                                                         93,665
                                                                                       -------------
TOTAL HIGH YIELD CORPORATE NOTES & BONDS                               $  13,078,647      13,125,046
                                                                       -------------   -------------
TOTAL LONG-TERM INVESTMENTS                                               17,470,070      17,722,987
                                                                       -------------   -------------

SHORT-TERM INVESTMENTS

AGENCY
Federal Home Loan Bank                                       1,071         1,071,000       1,071,000
                                                                       -------------   -------------
REPURCHASE AGREEMENT

Repurchase Agreement
dated 6/30/2004,
1.35% due 7/1/2004 with
State Street Bank & Trust Co.
collateralized by $1,790,000 of
Federal Home Loan Mortgage Corp.
at 2.375% due 4/15/2006; value:
$1,780,117; proceeds: $1,740,540                                 -                                 -
                                                                       -------------   -------------
TOTAL SHORT-TERM INVESTMENTS                                               1,071,000       1,071,000
                                                                       -------------   -------------
TOTAL INVESTMENTS IN SECURITIES                                        $  18,541,070   $  18,793,987
                                                                       -------------   -------------
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES                                               163,843
                                                                                       -------------
NET ASSETS                                                                             $  18,957,830
                                                                                       =============

                                                                     PRO FORMA COMBINED
                                                         PRINCIPAL
                                                            AMOUNT
INVESTMENTS                                                  (000)              COST           VALUE
----------------------------------------------------------------------------------------------------
Cinemark USA, Inc.                                       $     250                     $     274,063
                                                                                       -------------
TOTAL                                                                                      1,085,263
                                                                                       -------------
TRANSPORTATION EXCLUDING AIR/RAIL
CHC Helicopter Corp.+(a)                                       100                            98,750
Great Lakes Dredge & Dock Co.                                  400                           340,000
Horizon Lines, LLC+(b)                                          75                            75,000
Offshore Logistics, Inc.                                       575                           549,125
Stena AB(a)                                                    140                           139,125
                                                                                       -------------
TOTAL                                                                                      1,202,000
                                                                                       -------------
WIRELESS TELECOMMUNICATION SERVICES
Rogers Wireless Communications, Inc.(a)                         25                            28,188
TeleCorp PCS, Inc.                                              58                            65,477
                                                                                       -------------
TOTAL                                                                                         93,665
                                                                                       -------------
TOTAL HIGH YIELD CORPORATE NOTES & BONDS                               $  92,050,054      92,616,979
                                                                       -------------   -------------
TOTAL LONG-TERM INVESTMENTS                                              124,328,186     126,458,302
                                                                       -------------   -------------

SHORT-TERM INVESTMENTS

AGENCY
Federal Home Loan Bank                                       2,712         2,712,000       2,712,000
                                                                       -------------   -------------
REPURCHASE AGREEMENT

Repurchase Agreement
dated 6/30/2004,
1.35% due 7/1/2004 with
State Street Bank & Trust Co.
collateralized by $1,790,000 of
Federal Home Loan Mortgage Corp.
at 2.375% due 4/15/2006; value:
$1,780,117; proceeds: $1,740,540                             1,740         1,740,475       1,740,475
                                                                       -------------   -------------
TOTAL SHORT-TERM INVESTMENTS                                               4,452,475       4,452,475
                                                                       -------------   -------------
TOTAL INVESTMENTS IN SECURITIES                                        $ 128,780,661   $ 130,910,777
                                                                       -------------   -------------
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES                                             1,167,608
                                                                                       -------------
NET ASSETS                                                                             $ 132,078,385
                                                                                       =============

** Deferred-Interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
# Variable rate security. The interest rate represents the rate at June 30, 2004.
(a) Foreign security traded in U.S. dollars.
(b) Security purchased on a when-issued basis.
(c) Amount represents less than 1,000 shares.
(d) All or a portion segregated as collateral for a delayed delivery transaction.

The accompanying financial statements represent the Pro Forma Combined Financial Statements of Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio and Phoenix-Lord Abbett Bond-Debenture Series. Theses unaudited Pro Forma Combined Financial Statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

PRO FORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
June 30, 2004

                                                                      ACQUIRING FUND             TARGET FUND
                                                     LORD ABBETT SERIES FUND, INC. -     PHOENIX-LORD ABBETT
                                                            BOND-DEBENTURE PORTFOLIO   BOND-DEBENTURE SERIES
------------------------------------------------------------------------------------------------------------
ASSETS:
    Investment in securities, at cost                               $    110,239,591        $     18,541,070
------------------------------------------------------------------------------------------------------------
   Investment in securities, at value                               $    112,116,790        $     18,793,987
   Cash                                                                      210,214                  74,923
   Receivables:
      Interest and dividends                                               1,729,921                 294,187
      Investment securities sold                                             101,987                 132,580
      Capital shares sold                                                     57,616                  47,710
      From advisor                                                            65,257                       -
   Prepaid expenses and other assets                                             258                       8
------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                          114,282,043              19,343,395
------------------------------------------------------------------------------------------------------------

LIABILITIES:
   Payables:
      Investment securities purchased                                        913,088                 305,145
      Capital shares reacquired                                               73,507                  24,934
      Management/Investment advisory fees                                     45,366                     286
      Financial agent fees                                                         -                   3,804
      Fund administration                                                      3,661                   1,215
      Directors'/Trustees' fees                                                6,679                   1,039
      Reports to shareholders                                                 24,590                  22,597
      Professional fees                                                        8,227                  21,168
   Accrued expenses and other liabilities                                     88,710                   5,377
------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                       1,163,828                 385,565
============================================================================================================
NET ASSETS                                                          $    113,118,215        $     18,957,830
============================================================================================================

COMPOSITION OF NET ASSETS:
Paid-in capital                                                     $    107,604,295        $     18,518,216
Undistributed net investment income                                        2,628,821                  29,898
Accumulated net realized gain on investments                               1,007,900                 156,799
Net unrealized appreciation on investments                                 1,877,199                 252,917
------------------------------------------------------------------------------------------------------------
NET ASSETS                                                          $    113,118,215        $     18,957,830
============================================================================================================
OUTSTANDING SHARES:
      50 million shares of common stock
            authorized, $.001 par value:                                   9,496,132
      Unlimited number of authorized shares of
            beneficial interest, $1 par value:                                                     1,669,206

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
    (NET ASSETS DIVIDED BY OUTSTANDING SHARES):                     $          11.91        $          11.36
============================================================================================================

                                                                        PRO FORMA            PRO FORMA
                                                                      ADJUSTMENTS             COMBINED
------------------------------------------------------------------------------------------------------
ASSETS:
   Investment in securities, at cost                                                  $    128,780,661
------------------------------------------------------------------------------------------------------
   Investment in securities, at value                                                 $    130,910,777
   Cash                                                                                        285,137
   Receivables:
      Interest and dividends                                                                 2,024,108
      Investment securities sold                                                               234,567
      Capital shares sold                                                                      105,326
      From advisor                                                                              65,257
   Prepaid expenses and other assets                                                               266
------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                                            133,625,438
------------------------------------------------------------------------------------------------------

LIABILITIES:
   Payables:
      Investment securities purchased                                                        1,218,233
      Capital shares reacquired                                                                 98,441
      Management/Investment advisory fees                                                       45,652
      Financial agent fees                                                                       3,804
      Fund administration                                                                        4,876
      Directors'/Trustees' fees                                                                  7,718
      Reports to shareholders                                                                   47,187
      Professional fees                                                                         29,395
   Accrued expenses and other liabilities                                                       94,087
------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                                         1,549,393
======================================================================================================
NET ASSETS                                                                            $    132,076,045
======================================================================================================

COMPOSITION OF NET ASSETS:
Paid-in capital                                                                            126,122,511
Undistributed net investment income                                                          2,658,719
Accumulated net realized gain on investments                                                 1,164,699
Net unrealized appreciation on investments                                                   2,130,116
------------------------------------------------------------------------------------------------------
NET ASSETS                                                                            $    132,076,045
======================================================================================================
OUTSTANDING SHARES:
      50 million shares of common stock
            authorized, $.001 par value:                                1,591,491(a)        11,087,623
      Unlimited number of authorized shares of
            beneficial interest, $1 par value:

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
    (NET ASSETS DIVIDED BY OUTSTANDING SHARES):                                       $          11.91
======================================================================================================

(a) Adjustment reflects additional shares issued in connection with the proposed reorganization.

                       SEE NOTES TO FINANCIAL STATEMENTS.

PRO FORMA COMBINED STATEMENT OF OPERATIONS (UNAUDITED)
For the twelve month period ended June 30, 2004

                                                            ACQUIRING FUND            TARGET FUND
                                           LORD ABBETT SERIES FUND, INC. -    PHOENIX-LORD ABBETT     PRO FORMA         PRO FORMA
                                                  BOND-DEBENTURE PORTFOLIO  BOND-DEBENTURE SERIES   ADJUSTMENTS          COMBINED
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends                                                $         186,180          $      37,041                     $   223,221
Interest                                                         5,662,944                845,710                       6,508,654
Foreign withholding tax                                               (297)                   (21)                           (318)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                          5,848,827                882,730                       6,731,557
---------------------------------------------------------------------------------------------------------------------------------

EXPENSES:
Management/Investment advisory fees                                459,126                104,506       (34,798)(a)       528,834
Financial agent fees                                                     -                 43,238       (43,238)(b)             -
Shareholder servicing                                              320,722                 10,985        37,733 (b)       369,440
Professional                                                        20,153                 36,018       (25,141)(b)        31,030
Reports to shareholders                                             29,507                 32,774       (28,305)(b)        33,976
Fund administration                                                 36,730                      -         5,597 (b)        42,327
Custody                                                             18,993                 24,823       (24,364)(b)        19,452
Directors'\Trustees' fees                                            8,288                  6,526        (6,526)(c)         8,288
Other                                                               47,361                 12,824       (12,824)(b)        47,361
---------------------------------------------------------------------------------------------------------------------------------
Gross expenses                                                     940,880                271,694      (131,866)        1,080,708
   Expense reductions                                                 (929)                   (30)            -              (959)
   Expenses assumed by Advisor                                    (111,620)              (146,256)      129,526 (b)      (128,350)
---------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                       828,331                125,408        (2,340)          951,399
---------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                            5,020,496                757,322         2,340         5,780,158
---------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments                                 1,585,951                232,252                       1,818,203
Net change in unrealized appreciation on
  investments                                                   (1,149,230)              (186,608)                     (1,335,838)
=================================================================================================================================
NET REALIZED AND UNREALIZED GAIN                                   436,721                 45,644                         482,365
=================================================================================================================================
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                        $       5,457,217          $     802,966    $    2,340       $ 6,262,523
=================================================================================================================================

(a)  Based upon the management agreement in effect for the Acquiring Fund.
(b) Decrease due to the elimination of duplicative expenses achieved by merging the Funds.
(c)  Based upon Directors' Remuneration plan for the Acquiring Fund.

                       SEE NOTES TO FINANCIAL STATEMENTS.

Notes to Pro Forma Combined Financial Statements (unaudited)

1.   ORGANIZATION

Lord Abbett Series Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company, incorporated under Maryland law in 1989. The Company consists of seven separate portfolios. These Pro Forma Combined Financial Statements cover Bond-Debenture Portfolio (the "Acquiring Fund"). The Acquiring Fund is diversified as defined under the Act.

The investment objective of the Acquiring Fund is to seek high current income and the opportunity for capital appreciation to produce a high total return. The Acquiring Fund offers Variable Contract class shares ("Class VC Shares") which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts issued by life insurance and insurance-related companies.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.   BASIS OF COMBINATION

The accompanying Pro Forma Combined Financial Statements are presented to show the effect of the proposed acquisition of Phoenix-Lord Abbett Bond-Debenture Series ("Target Fund"), a series of The Phoenix Edge Series Fund, by Acquiring Fund as if such acquisition had taken place as of June 30, 2004. The Statement of Assets and Liabilities of Target Fund and Acquiring Fund have been combined as June 30, 2004. The related Statement of Operations have been combined as of and for the twelve months ended June 30, 2004.

Under the terms of the Plan of Reorganization, the combination of Target Fund and Acquiring Fund will be accounted for as a tax-free merger of investment companies. The acquisition will be accomplished by an acquisition of the net assets of Target Fund in exchange for shares of Acquiring Fund at net asset value ("NAV"). Following the acquisition, the Acquiring Fund will be the accounting survivor. In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving fund and the results of operations for pre-combination periods of the surviving fund will not be restated.

The accompanying Pro Forma Combined Financial Statements should be read in conjunction with the financial statements of Acquiring Fund and Target Fund included in their respective semi-annual reports dated June 30, 2004.

3.   SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sales price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sales price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method.

(d) FEDERAL TAXES-It is the policy of the Acquiring Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(e) EXPENSES-Expenses incurred by the Company that do not specifically relate to an individual portfolio are generally allocated among the portfolios within the Company on a pro rata basis.

(f) SECURITIES LENDING-The Acquiring Fund may lend its securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Company. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to 102% of the market value of the domestic securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. Lending portfolio securities could result in a loss or delay in recovering the Acquiring Fund's securities if the borrower defaults.

(g) REPURCHASE AGREEMENTS-The Acquiring Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Acquiring Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Acquiring Fund requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities or U.S. Government sponsored enterprises securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Acquiring Fund may incur a loss upon disposition of the securities.

(h) WHEN-ISSUED OR FORWARD TRANSACTIONS- The Acquiring Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by the Acquiring Fund to purchase securities, with payment and delivery ("settlement") to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. The value of fixed income securities to be delivered in the future will fluctuate as interest rates vary. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Acquiring Fund's custodian in order to pay for the commitment. There is a risk that market yields available at settlement may be higher than yields obtained on the purchase date which could result in depreciation of the value of fixed income when-issued securities. At the time the Acquiring Fund makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and value of the security in determining its NAV. The Acquiring Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

4.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE
The Company has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Company with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Acquiring Fund's investment portfolio. The management fee is based on the Acquiring Fund's average daily net assets at an annual rate of .50%.

Lord Abbett provides certain administrative services to the Acquiring Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Acquiring Fund's average daily net assets.

For the fiscal year ending December 31, 2004, Lord Abbett has contractually agreed to limit the Acquiring Fund's other expenses (excluding management fee) to an annual rate of .40% of the Acquiring Fund's average daily net assets.

The Company, on behalf of the Acquiring Fund, has entered into service agreements which permit it to make payments under certain circumstances to insurance companies at an annual rate ranging from .15% to .35% of the Acquiring Fund's average daily NAV of shares attributable to the insurance companies' variable annuity contract owners. For the twelve months ended June 30, 2004, the Acquiring Fund incurred expenses of $175,000 for such servicing payments, which have been included in Shareholder Servicing Expense on the Pro Forma Combined Statement of Operations.

One Director and certain of the Company's officers have an interest in Lord Abbett.

5.   DISTRIBUTIONS & CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in capital.

6.   DIRECTORS' REMUNERATION

The Company's officers and the one Director who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Directors' fees on the Pro Forma Combined Statement of Operations and in Directors' Fees Payable on the Statement of Assets and Liabilities and are not deductible for federal income tax purposes until such amounts are paid.

7.   EXPENSE REDUCTIONS

The Company has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Acquiring Fund's expenses.

8.   CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company ("SSB") is the Acquiring Fund's custodian and accounting agent. SSB performs custodian, accounting and record keeping functions relating to portfolio transactions and calculating the Acquiring Fund's NAV.

9.   INVESTMENT RISKS

The Acquiring Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to the Acquiring Fund, a risk that is greater with high yield bonds (sometimes called "lower-rated debt securities" or "junk bonds") in which the Acquiring Fund may invest. Some issuers, particularly of high yield bonds, may default as to principal and/or interest payments after the Acquiring Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Acquiring Fund. High yield securities are subject to greater price fluctuations, as well as additional risks.

The mortgage-related securities in which the Acquiring Fund may invest may be particularly sensitive to changes in prevailing interest rates. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Acquiring Fund of income payments above current market rates. The prepayment rate will affect the price and volatility of a mortgage-related security. Some of these securities may be those of such government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. Such securities are guaranteed with respect to the timely payment of interest and principal by the particular government sponsored enterprise involved, not by the U.S. Government.

The Acquiring Fund may invest up to 20% of its net assets in equity securities, which may subject it to the general risks and considerations associated with investing in equity securities. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Acquiring Fund invests.

The Acquiring Fund may invest up to 20% of its net assets in foreign securities, which may present increased market, liquidity, currency, political, information and other risks. These factors can affect the Acquiring Fund's performance.

10.  SUMMARY OF CAPITAL TRANSACTIONS

The pro forma NAV assumes the issuance of shares of Acquiring Fund as If such shares had been issued at June 30, 2004, in connection with the proposed reorganization. The number of shares assumed to be issued is equal to the NAV of shares of Target Fund as of June 30, 2004, divided by the NAV of the shares of Acquiring Fund as of June 30, 2004. The pro forma number of shares outstanding for the combined fund consists of the following as of June 30, 2004:

                                        SHARES OF      ADDITIONAL SHARES    TOTAL OUTSTANDING
                                      ACQUIRING FUND    ASSUMED ISSUED            SHARES
           CLASS OF SHARES           PRE-COMBINATION   IN REORGANIZATION     POST-COMBINATION
    -----------------------------------------------------------------------------------------
     Class VC                              9,496,132           1,591,491           11,087,623

                                     PART C

                                OTHER INFORMATION

ITEM 15.  INDEMNIFICATION.

The Registrant is incorporated under the laws of the State of Maryland and is subject to Section 2-418 of the Corporations and Associations Article of the Annotated Code of the State of Maryland controlling the indemnification of directors and officers.

The general effect of these statutes is to protect officers, directors and employees of the Registrant against legal liability and expenses incurred by reason of their positions with the Registrant. The statutes provide for indemnification for liability for proceedings not brought on behalf of the corporation and for those brought on behalf of the corporation, and in each case place conditions under which indemnification will be permitted, including requirements that the officer, director or employee acted in good faith. Under certain conditions, payment of expenses in advance of final disposition may be permitted. The By-laws of the Registrant, without limiting the authority of the Registrant to indemnify any of its officers, employees or agents to the extent consistent with applicable law, make the indemnification of its directors mandatory subject only to the conditions and limitations imposed by the above-mentioned Section 2-418 of Maryland law and by the provisions of Section 17(h) of the Investment Company Act of 1940 as interpreted and required to be implemented by SEC Release No. IC-11330 of September 4, 1980.

In referring in its By-laws to, and making indemnification of directors subject to the conditions and limitations of, both Section 2-418 of the Maryland law and
Section 17(h) of the Investment Company Act of 1940, the Registrant intends that conditions and limitations on the extent of the indemnification of directors imposed by the provisions of either Section 2-418 or Section 17(h) shall apply and that any inconsistency between the two will be resolved by applying the provisions of said Section 17(h) if the condition or limitation imposed by
Section 17(h) is the more stringent. In referring in its By-laws to SEC Release No. IC-11330 as the source for interpretation and implementation of said Section 17(h), the Registrant understands that it would be required under its By-laws to use reasonable and fair means in determining whether indemnification of a director should be made and undertakes to use either (1) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified ("indemnitee") was not liable to the Registrant or to its security holders by reason of willful malfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office ("disabling conduct") or (2) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of such disabling conduct, by (a) the vote of a majority of a quorum of directors who are neither "interested persons" (as defined in the 1940 Act) of the Registrant nor parties to the proceeding, or (b) an independent legal counsel in a written opinion. Also, the Registrant will make advances of attorneys' fees or other expenses incurred by a director in his defense only if (in addition to his undertaking to repay the advance if he is not ultimately entitled to indemnification) (1) the indemnitee provides a security for his undertaking, (2) the Registrant shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the non-interested, non-party directors of the Registrant, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts, that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

In addition, the Registrant maintains a directors' and officers' errors and omissions liability insurance policy protecting directors and officers against liability for breach of duty, negligent act, error or omission committed in their capacity as directors or officers. The policy contains certain exclusions, among which is exclusion from coverage for active or deliberate dishonest or fraudulent acts and exclusion for fines or penalties imposed by law or other matters deemed uninsurable.

ITEM 16.  EXHIBITS

(1) ARTICLES OF INCORPORATION. Articles of Restatement incorporated by reference to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A filed April 29, 1998. (Growth and Income Portfolio)
     (a) Articles Supplementary dated August 23, 1999. Incorporated by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A filed April 11, 2003. (Bond-Debenture Portfolio; International Portfolio; Mid-Cap Value Portfolio)
     (b) Articles Supplementary dated March 14, 2003. Incorporated by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A filed April 11, 2003. (All Value Portfolio; America's Value Portfolio; Growth Opportunities Portfolio).

(2) BY-LAWS. Amended and Restated By-Laws incorporated by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A filed April 26, 2001.

(3)  VOTING TRUST AGREEMENT. Not applicable

(4) AGREEMENT AND PLAN OF REORGANIZATION. Included as Exhibit A to the Proxy Statement/Prospectus

(5)  INSTRUMENTS DEFINING RIGHTS OF SECURITY HOLDERS. Not applicable.

(6)  INVESTMENT ADVISORY CONTRACTS.
     (a) MANAGEMENT AGREEMENT DATED DECEMBER 1, 1989. Incorporated by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A filed April 11, 2003. (Growth and Income Portfolio)
     (b) ADDENDUM TO MANAGEMENT AGREEMENT DATED MARCH 17, 1999. Incorporated by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A filed April 11, 2003. (Bond-Debenture Portfolio; International Portfolio; Mid-Cap Value Portfolio)
     (c) ADDENDUM TO MANAGEMENT AGREEMENT DATED MARCH 14, 2003. Incorporated by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A filed April 11, 2003. (All Value Portfolio; America's Value Portfolio; Growth Opportunities Portfolio)
     (d) ADDENDUM TO MANAGEMENT AGREEMENT DATED MARCH 1, 2004. Incorporated by reference to Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A filed April 27, 2004 (Growth Opportunities Portfolio).

(7) UNDERWRITING CONTRACTS. DISTRIBUTION AGREEMENT DATED MAY 1, 1994 AND ADDENDUM TO DISTRIBUTION AGREEMENT DATED OCTOBER 31, 1996. Incorporated by reference to Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A filed April 27, 2004.

(8) BONUS OR PROFIT SHARING CONTRACTS. Incorporated by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A filed April 26, 2001.

(9) CUSTODIAN AGREEMENT. Incorporated by reference to Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A filed on April 29, 2002.
     (a) AMENDMENT TO CUSTODIAN AGREEMENT. Incorporated by reference to Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A filed April 27, 2004.

(10) RULE 12b-1 PLAN. Not Applicable.

(11) LEGAL OPINION. TO BE FILED WITH AMENDED FORM N-14.

(12) TAX OPINION. TO BE FILED WITH AMENDED FORM N-14.

(13) OTHER MATERIAL CONTRACTS.
     (a) ADMINISTRATIVE SERVICES AGREEMENT. Incorporated by reference to Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A filed on January 29, 2003.

     (b) AMENDED EXHIBIT 1 TO ADMINISTRATIVE SERVICES AGREEMENT. Incorporated by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A filed April 11, 2003.
     (c) SERVICES AGREEMENT. Incorporated by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A filed April 11, 2003
     (d) FORM OF PARTICIPATION AGREEMENT. Incorporated by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A filed April 11, 2003.
     (e) EXPENSE REIMBURSEMENT AGREEMENTS. Incorporated by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A filed April 11, 2003.

(14) CONSENT OF PRICEWATERHOUSE COOPERS LLP WITH RESPECT TO THE INCORPORATION BY REFERENCE OF THE FINANCIAL STATEMENTS AND HIGHLIGHTS IN THE 2003 ANNUAL REPORT TO SHAREHOLDERS OF THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE PHOENIX EDGE SERIES FUND.

(15) OMITTED FINANCIAL STATEMENTS. Incorporated by reference to Registrant's 2003 Annual Report on Form N-CSR filed on March 4, 2004 (Accession Number 0001047469-04-006545).

(16) POWER OF ATTORNEY. Incorporated by reference to Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A filed April 27, 2004.

(17) FORM OF PROXIES RELATING TO THE SPECIAL MEETING OF SHAREHOLDERS. FILED HEREIN.

ITEM 17.  UNDERTAKINGS.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this registration statement has been signed on behalf of the registrant, in the City of Jersey City and State of New Jersey on the ___ day of ____________, 2005.

LORD ABBETT SERIES FUND, INC.


BY: /s/ CHRISTINA T. SIMMONS
----------------------------
Christina T. Simmons
Vice President and Assistant Secretary

BY: /s/ JOAN A. BINSTOCK
------------------------
Joan A. Binstock
Chief Financial Officer and Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES                          TITLE                     DATE
                                    Chairman, President
Robert S. Dow *                     and Director              _________, 2005
----------------------
Robert S. Dow

E. Thayer Bigelow *                 Director                  _________, 2005
----------------------
E. Thayer Bigelow

William H. T. Bush*                 Director                  _________, 2005
----------------------
William H. T. Bush

Robert B. Calhoun, Jr.*             Director                  _________, 2005
----------------------
Robert B. Calhoun, Jr.

Julie A. Hill*                      Director                  _________, 2005
----------------------
Julie A. Hill

Franklin W. Hobbs*                  Director                  _________, 2005
----------------------
Franklin W. Hobbs

C. Alan MacDonald*                  Director                  _________, 2005
----------------------
C. Alan MacDonald

Thomas J. Neff*                     Director                  _________, 2005
----------------------
Thomas J. Neff


* By  /s/ CHRISTINA T. SIMMONS
------------------------------
Christina T. Simmons
Attorney - in - Fact